Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (8.0%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,410	1,437
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,365	1,419
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	2,230	2,356
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	5,200	5,161
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	3,845	3,948
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,310	1,309
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,140	4,159
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	600
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	530	530
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,200	1,199
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,000	10,017
[1]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	208
[1]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	395
[1]	Alabama State University College & University Revenue	5.000%	9/1/2030	210	224
[1]	Alabama State University College & University Revenue	5.000%	9/1/2031	775	834
[1]	Alabama State University College & University Revenue	5.000%	9/1/2032	1,035	1,123
[1]	Alabama State University College & University Revenue	5.000%	9/1/2033	2,515	2,748
	Auburn University College & University Revenue	5.000%	6/1/2029	2,250	2,381
	Auburn University College & University Revenue	5.000%	6/1/2029	1,750	1,852
	Auburn University College & University Revenue	5.000%	6/1/2030	1,000	1,074
	Auburn University College & University Revenue	5.000%	6/1/2031	5,565	6,053
	Auburn University College & University Revenue	5.000%	6/1/2031	1,960	2,132
	Auburn University College & University Revenue	5.000%	6/1/2032	2,250	2,473
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,480	1,487
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,816
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,855	1,916
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,255	2,365
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	915	967
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	1,510	1,540
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2030	800	850
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,003
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,435	4,439
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,955	1,962
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2027	1,250	1,259
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,455	3,512
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,785	4,813
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	2,065	2,104
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2027	2,300	2,323
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	2,140	2,178
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2028	2,575	2,605
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	2,205	2,266
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2028	1,015	1,049
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	2,295	2,365
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2028	2,750	2,786
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	2,025	2,081
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2029	3,500	3,656
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2029	545	564
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	2,370	2,448
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	2,150	2,226
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2029	1,695	1,752
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2030	4,000	4,208
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2030	750	779
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	700	709
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	7,785	8,060
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2030	14,000	14,548
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	510	532
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	2,695	2,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	750	759
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	6,000	6,215
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2031	12,000	12,491
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	1,200	1,254
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	3,050	3,165
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	53,315	55,432
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2032	800	807
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2032	2,750	2,880
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2033	3,330	3,493
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2034	22,895	23,694
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	63,785	65,931
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	10/1/2052	124,575	125,532
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,096
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,225
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2028	6,770	6,764
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2029	6,975	6,933
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	95,565	95,658
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2027	500	506
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2027	175	177
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2027	445	453
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	1,000	1,023
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	1,295	1,324
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	875	897
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2028	525	539
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2028	1,030	1,060
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2028	260	268
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	1,735	1,786
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	670	693
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2029	770	795
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2029	1,085	1,123
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2029	500	517
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	2,360	2,434
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	1,200	1,243
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2030	1,300	1,345
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2030	1,515	1,574
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2030	440	456
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2031	4,050	4,218
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	4,450	4,597
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	1,500	1,557
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2031	1,430	1,481
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2031	2,850	2,964
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2031	750	779
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	4,140	4,310
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	8,870	9,152
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	5,140	5,341
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2032	2,320	2,401
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2032	6,315	6,556
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	6,000	6,216
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	5,385	5,600
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2033	7,025	7,293
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2033	11,500	11,810
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2033	11,235	11,685
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	65,000	67,219
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	49,315	51,605
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2033	8,515	8,841
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	5,845	6,079
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2034	9,625	10,006
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2034	6,585	6,839
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	31,095	31,215
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	16,600	17,108
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	9,775	10,149
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	104,240	107,174
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	18,350	19,075
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	38,210	39,830
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	16,230	16,783
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	4,275	4,444
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2049	28,125	28,247
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	10/1/2052	122,350	123,427
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.510%	10/1/2052	16,000	15,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	55,510	55,882
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	53,895	54,252
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	17,040	17,766
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	8,900	9,314
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,000	4,253
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	57,750	60,626
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	8,660	8,698
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	43,325	44,877
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	49,985	51,096
[4,5]	Black Belt Energy Gas District Natural Gas Revenue PUT TOB	3.320%	6/15/2028	70,750	70,750
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.845%	7/1/2052	3,620	3,630
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.810%	4/1/2053	6,000	5,967
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2026	975	975
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2027	1,100	1,121
	Chatom Industrial Development Board Electric Power & Light Revenue PUT	2.800%	8/1/2026	2,800	2,800
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2027	760	773
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2028	500	511
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2028	550	566
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2029	500	516
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2029	550	571
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2030	1,000	1,035
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2030	1,355	1,406
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2031	6,220	6,348
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2031	2,000	2,078
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	5,055	5,150
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2031	1,900	1,983
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2032	6,530	6,631
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2032	4,310	4,491
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	5,005	5,064
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2032	4,640	4,839
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2033	6,855	6,913
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	96,165	96,998
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2034	30,000	30,976
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2030	1,450	1,527
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2030	800	829
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2030	1,450	1,532
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2030	750	778
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2031	1,500	1,592
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2031	700	727
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	2,000	2,072
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2031	1,500	1,594
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2031	1,000	1,039
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2032	800	830
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	2,025	2,097
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	2,100	2,168
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	64,905	67,920
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	4,185	4,420
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	25,535	27,723
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	37,120	39,357
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	32,435	34,203
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	210	210
	Jacksonville State University College & University Revenue	4.000%	12/1/2026	550	551
	Jacksonville State University College & University Revenue	4.000%	12/1/2027	1,000	1,008
	Jacksonville State University College & University Revenue	5.000%	12/1/2028	1,745	1,800
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	1,400	1,403
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2031	7,500	7,581
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	1,000	1,010
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	2,500	2,604
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,730	1,820
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,900	3,093
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	5,805	6,253
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,575	4,965
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	4,070	4,137
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,095	5,253
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2031	750	771
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	825	847
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	48,525	49,948
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,000	5,021
	Montgomery AL GO	3.000%	12/1/2026	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery AL GO	3.000%	12/1/2027	925	926
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2027	300	307
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2028	560	586
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2029	440	468
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2032	525	578
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2033	355	394
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	2,000	2,123
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	529
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	805	798
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	515	512
	Prattville Industrial Development Board Lease (Non-Terminable) Revenue (Union Camp Corp. Project)	5.300%	9/1/2028	500	520
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	7,085	7,085
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	7,570	7,519
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,860	1,879
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	3,000	3,070
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2029	4,500	4,649
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2030	4,500	4,671
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	25,000	26,160
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	425	427
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,264
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	605	616
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,280
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	605	623
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2029	2,250	2,327
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2029	1,360	1,412
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2030	5,000	5,179
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2030	2,905	3,013
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	10,160	10,543
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	376
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	377
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	419
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	632
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	663
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	225	228
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	835
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	590	598
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2030	200	203
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	633
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2031	2,000	2,026
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2031	340	344
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,518
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	19,800	20,973
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	46,375	47,275
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	21,155	21,235
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,865	1,873
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	3,120	3,190
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2028	1,000	1,030
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,785	3,921
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2029	1,000	1,036
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,630	4,829
[7]	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	125,000	132,498
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2030	1,500	1,561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2030	7,550	7,928
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	1,400	1,461
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	15,440	16,312
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2032	8,800	9,255
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2033	17,385	18,317
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2034	9,795	10,308
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	700	701
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2027	3,055	3,073
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2028	4,825	4,866
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	42,195	42,579
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2027	2,420	2,432
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2028	3,985	4,019
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	500	497
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,016
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/2029	2,810	2,927
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2029	6,045	6,329
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	21,890	23,137
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	19,910	20,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	89,150	92,738
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	15,605	16,340
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	35,000	36,912
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	53,470	55,846
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	6,170	6,501
[3]	Southeast Energy Authority A Cooperative District Natural Gas Revenue, 67% of SOFR + 1.790%	4.235%	5/1/2053	1,400	1,401
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,000	2,003
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,435	1,437
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	2,380	2,383
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2026	800	803
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2027	750	761
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,018
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2031	1,000	1,005
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	8,145	8,201
					2,830,381
Alaska (0.3%)
	Alaska GO	5.000%	8/1/2027	1,000	1,024
	Alaska GO	5.000%	8/1/2028	1,000	1,045
	Alaska GO	5.000%	8/1/2029	1,000	1,063
	Alaska GO	5.000%	8/1/2029	1,250	1,329
	Alaska GO	5.000%	8/1/2030	1,315	1,420
	Alaska GO	5.000%	8/1/2032	1,505	1,661
	Alaska GO	5.000%	8/1/2032	1,845	2,037
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/2048	2,160	2,170
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/2052	4,290	4,511
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,505	3,746
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,045	2,211
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	455	497
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2026	460	463
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2027	375	382
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2027	385	396
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2028	390	405
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2028	360	377
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2029	925	976
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2029	975	1,036
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2030	875	936
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2029	680	718
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2029	700	745
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2030	1,250	1,337
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2030	1,000	1,076
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2031	1,000	1,083
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2031	2,000	2,177
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2031	3,970	3,996
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2033	1,300	1,303
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	510	512
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	1,000	1,003
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	625	641
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,523
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,265	1,325
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,309
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	395	421
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	974
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	550	594
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	1,610	1,738
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2031	1,900	2,073
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	2,330	2,562
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,860	2,046
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	700	736
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2029	225	240
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2030	250	271
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2031	500	548
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2032	450	496
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,451
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,540	2,652
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,075	2,201
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	769
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	935	1,006
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,660	3,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,225	1,334
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,490	2,736
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,065	1,170
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,430	1,495
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,165	1,218
	Municipality of Anchorage AK GO	5.000%	9/1/2029	3,010	3,199
	Municipality of Anchorage AK GO	5.000%	9/1/2029	1,220	1,296
	Municipality of Anchorage AK GO	5.000%	9/1/2030	3,160	3,406
	Municipality of Anchorage AK GO	5.000%	9/1/2031	3,315	3,614
	Municipality of Anchorage AK GO	5.000%	9/1/2031	2,700	2,944
	North Slope Borough AK GO	5.000%	6/30/2028	2,005	2,088
	North Slope Borough AK GO	5.000%	6/30/2029	2,270	2,408
	North Slope Borough AK GO	5.000%	6/30/2030	1,210	1,303
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,950	4,019
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,155	3,323
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,535	2,714
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,000	1,084
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,750	1,891
					112,390
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2026	220	220
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	278
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	240
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	231
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	279
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2032	1,235	1,276
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	1,010	1,044
					3,568
Arizona (1.1%)
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2030	1,110	1,194
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2032	3,000	3,300
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	750	757
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2028	850	862
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	10,920	11,289
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,769
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	500	519
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	13,245	14,183
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/2029	725	721
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	295	301
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2027	160	162
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2028	125	129
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2028	230	228
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2029	250	246
[4]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/2030	1,625	1,596
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	125	125
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	445	454
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	259
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2026	1,600	1,609
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2027	1,605	1,633
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2028	1,460	1,531
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	8,212	8,126
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,295	1,411
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2056	8,780	9,718
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,065
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,435	5,443
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	5,954
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,082
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,275
[4]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	3,570	3,570
[4,5]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	2,490	2,490
[4,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	17,605	17,605
[4,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	1,470	1,470
[4,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	1,970	1,970
[4,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	4,038	4,038
[4,5]	Arizona IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	19,645	19,645
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	4,365	4
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,910	2
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,910	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	1,910	2
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	1,910	2
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	420	—
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	9,490	10,045
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/2027	375	366
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/2028	485	464
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	18,645	18,814
	Glendale IDA College & University Revenue	5.000%	5/15/2028	750	777
	Glendale IDA College & University Revenue	5.000%	5/15/2029	1,250	1,315
	Glendale IDA College & University Revenue	5.000%	5/15/2030	900	959
	Glendale IDA College & University Revenue	5.000%	5/15/2031	1,900	2,048
	Glendale IDA College & University Revenue	5.000%	5/15/2032	1,810	1,969
	Glendale IDA College & University Revenue	5.000%	5/15/2033	700	768
	Glendale IDA Student Loan Revenue	4.000%	5/15/2027	1,975	1,993
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2027	75	75
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2028	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2027	225	226
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2029	2,350	2,347
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	11,085	11,182
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,595	5,981
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,010	2,028
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	7,555	8,149
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,455	2,667
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	12,000	13,106
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	12,510	12,903
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	16,435	17,490
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,060	4,001
[4,5]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	4,275	4,275
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,985	2,974
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,035	2,028
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	3,200	3,247
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2026	735	732
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2029	1,125	1,061
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	670	606
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	1,900	2,015
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2030	1,500	1,615
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2031	1,325	1,446
[4]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	2.210%	8/6/2026	6,750	6,750
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2029	2,475	2,626
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2030	2,255	2,427
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2031	1,700	1,856
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2032	2,500	2,759
[1]	Northern Arizona University College & University Revenue	5.000%	8/1/2029	2,090	2,213
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,925
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	1,635	1,634
	Phoenix AZ GO	5.000%	7/1/2030	2,500	2,696
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,745	3,752
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2027	340	339
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2028	355	352
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2029	365	359
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,075	4,036
	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2031	1,250	1,360
	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2032	1,000	1,099
	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2033	1,300	1,442
[4]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	4,750	4,750
[4]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	2,085	2,085
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	2,985	3,004
[4]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	5,335	5,140
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,015	3,975
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2026	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2027	705	709
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2028	365	368
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2030	495	499
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2031	465	466
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	997
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,235	1,235
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	12,500	12,500
	Yavapai County IDA Revenue	4.000%	10/1/2026	3,635	3,641
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,370	1,370
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,100	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,038
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	537
					383,951
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	3,715	3,716
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	3,855	3,856
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	500	510
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/2029	1,250	1,226
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,280	1,313
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,500	1,538
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,605	2,605
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,300	1,300
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	16,030	16,253
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	2,810	3,002
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,400	1,463
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.875%	5/15/2027	6,015	6,005
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,051
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,500	1,501
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	320	320
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	525	539
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	425	451
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	415	446
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	450	482
	Fort Smith School District No. 100 GO	2.625%	12/1/2030	455	426
	North Little Rock School District No. 1 GO	3.000%	2/1/2028	6,665	6,665
	North Little Rock School District No. 1 GO	3.000%	2/1/2029	7,145	7,145
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,000	1,002
	Pulaski County Special School District GO	2.000%	2/1/2027	3,300	3,276
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2028	2,870	2,875
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,765	2,769
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2030	3,305	3,309
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,055	1,056
	Rogers AR Water Revenue	4.000%	11/1/2029	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,060
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	1,600	1,685
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,000	1,065
	Springdale School District No. 50 GO	3.000%	6/1/2029	4,100	4,080
	Springdale School District No. 50 GO	3.000%	6/1/2031	1,335	1,294
					86,424
California (8.8%)
[1]	Alhambra Unified School District GO	0.000%	8/1/2030	1,000	885
[1]	Amador Water Agency COP	5.000%	12/1/2030	2,445	2,642
[1]	Amador Water Agency Water Revenue	5.000%	12/1/2030	1,695	1,832
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	1,000	1,004
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	29,080	28,533
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.460%	4/1/2056	21,125	21,068
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.570%	4/1/2056	20,000	19,879
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.410%	4/1/2036	41,855	41,903
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	1,415	1,424
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/2027	1,125	1,144
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2028	380	383
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,330	1,362
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	470	474
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	4,730	4,771
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2029	655	660
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2029	295	308
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2029	510	513
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2029	450	467
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2030	750	778
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	492
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	190	200
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	1,960	2,007
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	55,000	57,615
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	540	563
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,960	2,004
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	215	228
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	930	973
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,025	4,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2032	1,925	2,011
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,210	4,280
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	585	625
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2032	2,775	2,901
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,290	4,349
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2033	2,165	2,266
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	2,945	2,976
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	300	322
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	2,540	2,655
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2034	1,805	1,890
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2034	330	355
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2034	2,350	2,453
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	6,105	6,511
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	20,000	21,276
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	775	784
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,250	1,289
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,165	2,239
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,850	1,914
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,260	1,306
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2029	1,500	1,555
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,560	1,620
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2030	1,650	1,714
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,380	1,437
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2030	2,100	2,186
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,375	1,433
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,700	1,772
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	63,890	64,350
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	28,150	29,136
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	53,375	55,322
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	42,000	43,846
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	49,355	53,205
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	20,925	21,791
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,000	14,607
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	51,485	53,889
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	70,000	74,608
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	72,725	74,725
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	95,325	97,271
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	15,605	16,504
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	58,305	60,023
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	72,745	73,374
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	105,900	109,724
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	20,000	19,985
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	42,285	43,111
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	28,420	29,699
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	35,760	36,147
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	8,270	8,348
[3]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.610%	2/1/2052	150	144
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	400	417
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	150	151
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	210	217
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	50	53
[4]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	2.190%	8/6/2026	3,515	3,515
	California GO	5.000%	8/1/2026	16,580	16,580
	California GO	5.000%	8/1/2026	35	35
	California GO	4.000%	9/1/2026	10,125	10,137
	California GO	3.500%	8/1/2027	10,000	10,084
	California GO	5.000%	8/1/2027	5,485	5,622
	California GO	5.000%	9/1/2027	16,360	16,801
	California GO	5.000%	8/1/2028	5,000	5,244
	California GO	5.000%	8/1/2028	10,000	10,487
	California GO	5.000%	9/1/2028	5,000	5,249
	California GO	5.000%	11/1/2028	34,955	36,815
	California GO	5.000%	3/1/2029	9,250	9,796
	California GO	5.000%	8/1/2029	17,200	18,346
	California GO	5.000%	8/1/2029	10,000	10,666
	California GO	4.000%	9/1/2029	7,245	7,511
	California GO	5.000%	10/1/2029	2,085	2,230
	California GO	5.000%	10/1/2029	1,305	1,396
	California GO	5.000%	10/1/2029	8,005	8,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2029	2,640	2,828
	California GO	5.000%	8/1/2030	11,500	12,462
	California GO	5.000%	8/1/2031	2,945	3,234
	California GO	5.000%	8/1/2031	8,500	9,333
	California GO	4.000%	9/1/2031	1,020	1,020
	California GO	5.000%	3/1/2032	2,005	2,217
	California GO	4.000%	8/1/2032	8,025	8,025
	California GO	4.000%	9/1/2032	1,720	1,721
	California GO	5.000%	8/1/2035	1,195	1,217
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	1,345	1,345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	175	175
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	375	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,375	2,376
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,880	6,113
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2029	735	735
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,435	3,635
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,540	3,793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	30,000	32,093
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	9,625	10,269
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,240	12,072
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	19,500	19,490
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	13,185	13,468
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	15,205	15,594
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,555	11,193
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	6,390	6,953
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	17,455	18,958
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	4,250	4,250
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/6/2026	5,390	5,390
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 2.500%	4.660%	11/15/2051	3,950	3,954
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2029	4,510	4,772
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2030	4,630	4,960
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	13,891	13,995
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	596	605
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,047	5,997
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	11,837	11,284
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	17,555	17,577
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	275	273
[4,5]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.410%	8/6/2026	9,265	9,265
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	2,255	2,223
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	32,610	31,112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,455	2,488
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,005	1,011
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	175	182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,465	2,480
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,900	2,930
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,335	1,349
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	225	235
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	575	578
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,604
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,380	6,365
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	584
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	7,870	8,190
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,594
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2029	1,605	1,593
[4,5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.200%	8/3/2026	13,870	13,870
[4]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,805	1,805
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	20,345	21,672
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,264
[4]	California Public Finance Authority Lease Revenue TOB VRDO	2.230%	8/6/2026	5,255	5,255
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	12,750	12,763
[4,5]	California Public Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.410%	8/6/2026	15,900	15,900
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	225	225
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	260	260
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	375	375
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	340	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,915	2,917
[4]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	815	810
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	4,955	4,958
	California State University College & University Revenue	4.000%	11/1/2034	2,420	2,421
	California State University College & University Revenue	4.000%	11/1/2036	160	160
	California State University College & University Revenue PUT	2.900%	11/1/2029	10,695	10,651
	California State University College & University Revenue PUT	0.550%	11/1/2049	7,750	7,711
	California State University College & University Revenue PUT	3.125%	11/1/2051	4,000	4,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	935	937
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	26,585	27,673
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	1,230	1,231
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	35,000	37,377
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	40,000	43,500
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,750	1,751
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,225	1,245
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,150	1,152
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	3,800	4,030
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	12,095	12,826
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2029	140	145
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2030	260	270
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2031	325	339
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2032	850	889
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	35,770	37,398
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	3,760	3,925
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2032	295	310
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2033	310	326
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	325	342
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2035	345	363
	Corona Community Facilities District Special Tax Revenue	4.000%	9/1/2031	170	169
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	870	863
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	201	192
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	11,333	10,313
	Lompoc Valley Medical Center GO	3.750%	8/1/2032	1,605	1,515
	Los Angeles CA Miscellaneous Taxes Revenue TRAN	5.000%	6/24/2027	41,665	42,546
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	6,500	6,918
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	15,000	16,210
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,340	4,347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	470	475
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,330	1,356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	840	856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,585	5,693
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,455	3,522
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	505	515
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	610	615
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,625	5,734
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	360	367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,020	1,029
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,325	1,351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,795	3,944
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	925	961
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,435	1,491
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,735	1,803
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	70	73
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	4,660	4,843
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,025	2,084
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	845	878
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,140
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	300	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	755	785
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,340	1,393
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,470	1,528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	520	540

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	245	255
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	748
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	395	411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	223
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	12,425	12,785
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,065	1,124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,765	1,863
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	695	734
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10,015	10,097
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,165	1,186
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,305	3,396
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	975
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,062
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,160	1,214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	640	645
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	765	808
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	800	845
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,335	1,409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	6,930	7,315
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	480	507
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	420	443
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	80	84
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,430	2,532
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	695	743
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,655	7,111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,300	2,359
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,665	2,777
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	445	448
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,860	3,056
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	290	300
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,275	2,389
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	860	903
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	262
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	505	540
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	450	481
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	370	395
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,655	1,768
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	107
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	615	657
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	315
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,195	1,277
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,068
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,820	41,155
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	140	141
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,880	1,926
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,605	2,710
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,160	1,253
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,015	1,097
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,110	2,180
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,920	4,236
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	525	534
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	200	208
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,640	1,719
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,020	1,069
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	750	799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,585	1,701
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	443
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,415	1,529
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,600	1,729
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	75	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	250	270
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	300	324
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	5,675	6,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,630	1,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,795	1,837
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	519
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	865	898
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	215	234
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,860	1,944
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,740	1,896
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	130	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	405	418
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	428
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	195	196
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	45	48
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	325	350
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	175	189
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	765	833
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,390	8,051
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	11,870	12,931
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	4,750	5,175
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	217
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	3,205	3,227
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	427
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	280	292
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	436
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	490	525
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	450	482
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	135	147
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	40	44
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	75	82
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,782
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,410	1,502
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,690	1,859
Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	955	966
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	400	404
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,165	1,189
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	290	296
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,130	1,153
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,095	1,120
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,130	1,177
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	200	208
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,175	1,224
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,290	2,385
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,580	1,617
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	735	776
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,205	1,272
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	180	190
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	455	467
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	570	602
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	8,715	9,200
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	27,340	28,752
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,245	1,330
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	322
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,200	1,282
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	310	318
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	12,255	13,094
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	480	519
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	475
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	675	729
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	175	189
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	443
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,100	1,189
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,715	1,757
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	780	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	660	713
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	19,255	20,807
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	400	436
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	570	621
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,070	1,158
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	2,000	2,179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	590	643
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	880	886
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	245	251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	4,565	4,708
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	120	127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	725	790
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,480	3,791
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	535	539
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,690	1,741
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,125	2,330
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,340	1,469
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,950	3,235
[4]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.210%	8/6/2026	3,025	3,025
[4]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	2.190%	8/6/2026	3,750	3,750
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,545	2,656
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	41,925	43,809
[4]	Nuveen California AMT-Free Quality Municipal Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	22,200	22,200
	Oxnard School District BAN GO	0.000%	2/1/2031	825	706
	Palomar Health GO	5.000%	8/1/2028	665	665
	Palomar Health GO	5.000%	8/1/2032	600	600
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,665	3,668
	Pasadena Unified School District GO	4.000%	8/1/2035	3,050	3,050
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	8,810	8,810
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	1,150	1,180
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2027	1,825	1,861
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,245	1,289
[4,5,10]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.200%	8/6/2026	17,350	17,350
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	390	370
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	340	322
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	835	791
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	210	193
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	725	665
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	895	821
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	430	382
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	505	448
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	2,450	2,461
[4]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	2.160%	8/6/2026	940	940
	San Francisco CA City & County GO	2.000%	6/15/2028	3,790	3,700
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,597
[4,5]	San Francisco CA City & County Public Utilities Commission Power Electric Power & Light Revenue TOB VRDO	2.410%	8/6/2026	1,140	1,140
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.340%	8/6/2026	18,251	18,251
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.340%	8/6/2026	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	35,850	36,873
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	127
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	513
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	560	578
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2030	500	519
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,250	1,304
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,195	1,250
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2033	1,100	1,152
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,046
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,042
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2029	18,040	17,886
[1]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	625	626
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,000	1,003
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	113
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	540	555
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	138
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	750	764
	Solano County Community College District GO	5.125%	8/1/2041	500	521
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	2,110	2,151
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	285	296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2029	1,510	1,594
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2029	1,700	1,795
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2030	1,340	1,432
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2030	1,000	1,044
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,400	1,513
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,920	2,092
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2032	1,000	1,045
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2033	12,000	13,158
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	53,895	56,433
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	1,035	1,106
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	750	776
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	51,785	53,725
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	390	398
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	365	385
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	3,650	3,900
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,115	1,159
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,850	1,953
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	350	378
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	470	512
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	400	439
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	4,390	4,393
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	930	982
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	750	801
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	10,195	11,179
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	14,605	15,211
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	750	794
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,313
	University of California College & University Revenue	5.000%	5/15/2030	30,000	32,392
	University of California College & University Revenue	5.000%	5/15/2031	13,000	14,228
	University of California College & University Revenue	5.000%	5/15/2031	10,400	11,382
	University of California College & University Revenue	5.000%	5/15/2031	44,835	49,069
	University of California College & University Revenue	5.000%	5/15/2032	6,275	6,937
	University of California College & University Revenue	5.000%	5/15/2033	32,675	36,464
	University of California College & University Revenue	5.000%	5/15/2033	10,295	11,489
	Valley Center-Pauma Unified School District Special Tax Revenue	4.000%	9/1/2027	275	274
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	725	727
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	600	607
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	780	796
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	650	668
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	520
[11]	Vista Unified School District GO	0.000%	8/1/2028	7,425	7,012
[2,11]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,075	872
[1]	William S Hart Union High School District GO	0.000%	9/1/2027	515	499
					3,104,797
Colorado (1.8%)
	Adams 12 Five Star Schools GO	5.000%	12/15/2029	6,500	6,558
	Adams County Housing Authority Local or Guaranteed Housing Revenue (Verrbena Project)	4.000%	4/1/2029	1,130	1,137
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2026	1,800	1,800
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	514
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2027	1,000	1,028
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2029	1,000	1,060
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2030	1,000	1,072
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2031	1,000	1,080
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	680	690
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	510
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2029	1,950	1,863
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2030	1,500	1,408
[4]	Brighton CO Water Activity Water Revenue TOB VRDO	2.210%	8/6/2026	8,000	8,000
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	3,070	3,067
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2027	250	256
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2029	200	211
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2031	200	216
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2027	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2028	100	102
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	12,473	12,488
	Colorado COP	4.000%	12/15/2033	2,315	2,341
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2027	1,635	1,655
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2027	90	90
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2028	140	140
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	1,200	1,203
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,035	3,035
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,500	3,500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,500	2,511
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	375	376
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	495	497
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,600	1,631
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	730	747
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	650	667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	455	460
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	728
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	518
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	920	902
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	12,265	12,888
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,770	5,033
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,660	2,801
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	15,090	15,903
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	471
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,200	1,271
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	5/15/2030	450	438
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	6,055	6,348
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	830	889
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,040	1,052
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,400	1,500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,000	2,098
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	596
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	680	735
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,000	8,607
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	585	626
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	2,090	2,160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2027	300	306
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2027	590	603
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2028	1,125	1,166
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2028	625	648
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2029	660	692
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2031	400	426
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	3,450	3,698
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	3,220	3,220
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	41,110	41,143
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/2026	16,050	16,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	39,805	41,446
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	10,075	10,495
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	17,450	18,659
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	10,000	10,740
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	6,500	6,983
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	4,930	5,377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/6/2026	10,000	10,000
[3,4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of TSFR1M + 1.500%	4.052%	2/1/2046	58,515	58,539
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.710%	5/15/2061	19,555	19,555
[4,5]	Colorado Health Facilities Authority Revenue TOB VRDO	2.190%	8/6/2026	7,640	7,640
	Colorado Higher Education COP	5.000%	9/1/2027	1,445	1,477
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,220	5,207
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	485	486
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	2,810	2,820
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2050	4,035	4,022
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,450	3,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	3,620	3,949
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	19,355	21,604
[6]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2057	4,750	5,271
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,000	4,009
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Creekside Flats Project) PUT	3.000%	11/1/2029	1,400	1,377
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,429
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,900	1,901
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	751
[4,5]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,782	2,782
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2027	400	409
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	250	263
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	750	797
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	2,825	2,787
[4]	Colorado Springs CO System Multiple Utility Revenue TOB VRDO	3.150%	8/3/2026	13,580	13,580
[4]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2035	875	911
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	615	636
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2030	1,425	1,428
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2032	1,360	1,362
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	250	251
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2031	4,445	4,462
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,785	2,837
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	450	467
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,110	4,248
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,200	4,250
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/2027	1,170	1,176
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2026	300	301
[11]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2026	1,035	1,033
[11]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	4,670	4,116
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.700%	3.145%	9/1/2039	5,935	5,921
[11]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	13,895	13,479
[11]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	20,115	18,934
	Eagle County Housing & Development Authority Local or Guaranteed Housing Revenue (Eagle Villas Project) PUT	3.550%	12/1/2027	100	100
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,570	1,609
	Fort Collins Housing Authority Local or Guaranteed Housing Revenue (Village Eastbrook Apartments Project)	3.450%	5/1/2030	900	881
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2027	1,300	1,341
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2028	2,775	2,919
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2029	3,350	3,582
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2033	185	201
[2]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2034	115	126
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2027	485	497
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2028	500	521
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/2027	500	500
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2033	1,200	1,337
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2029	145	146
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	428
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	225	232
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	630	649
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	570	597
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	240	255
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	475	504
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	325	349
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	630	676
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	300	325
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	1,000	1,083
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	490	535
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	805	873
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	6,000	6,002
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	855	856
	Prairie Point Community Authority Board Special Improvement District No.1 Special Assessment Revenue	5.000%	12/1/2035	4,000	4,016
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	5,255	5,443
	Redlands 360 Metropolitan District No. 2 Special Assessment Revenue	6.250%	12/1/2045	1,250	1,262
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2027	600	604
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2027	1,625	1,648
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2028	600	613
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2028	900	927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	535	554
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/2032	2,000	2,090
	University of Colorado College & University Revenue	5.000%	10/1/2030	20,000	21,637
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,585	4,574
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	8/5/2026	46,525	46,525
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2026	195	196
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2027	205	211
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/2027	255	260
					651,574
Connecticut (1.3%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2029	4,100	4,323
	Aquarion Water Authority Water Revenue	5.000%	8/1/2029	1,035	1,093
	Aquarion Water Authority Water Revenue	5.250%	2/1/2030	4,510	4,831
	Aquarion Water Authority Water Revenue	5.000%	8/1/2030	900	963
	Aquarion Water Authority Water Revenue	5.250%	2/1/2031	11,105	12,062
	Aquarion Water Authority Water Revenue	5.000%	8/1/2031	2,175	2,352
	Aquarion Water Authority Water Revenue	5.000%	8/1/2031	800	860
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	2,460	2,684
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	500	542
	Aquarion Water Authority Water Revenue	5.250%	2/1/2033	10,425	11,571
	Aquarion Water Authority Water Revenue	5.000%	8/1/2033	3,800	4,179
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	3,550	3,924
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	450	493
[2]	Bridgeport CT GO	5.000%	7/1/2030	1,000	1,074
[2]	Bridgeport CT GO	5.000%	7/1/2031	2,100	2,283
	Connecticut GO	4.000%	5/15/2027	100	100
	Connecticut GO	5.000%	3/15/2028	1,000	1,036
	Connecticut GO	5.000%	12/1/2028	9,000	9,464
	Connecticut GO	5.000%	12/1/2029	1,210	1,293
	Connecticut GO	4.000%	1/15/2030	3,500	3,624
	Connecticut GO	5.000%	3/15/2030	1,000	1,073
	Connecticut GO	5.000%	11/15/2030	10,000	10,827
	Connecticut GO	5.000%	11/15/2030	4,625	5,008
	Connecticut GO	5.000%	12/1/2030	3,500	3,792
	Connecticut GO	5.000%	3/15/2031	1,050	1,139
	Connecticut GO	5.000%	12/1/2031	2,500	2,735
	Connecticut GO	5.000%	3/15/2032	1,800	1,974
	Connecticut GO	5.000%	12/1/2032	5,370	5,932
	Connecticut GO	5.000%	8/15/2033	11,885	13,207
	Connecticut GO	5.000%	8/15/2033	14,020	15,580
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	570	570
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2049	3,730	3,761
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	765	751
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,880	1,855
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	4,200	4,157
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,385	1,477
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	850	841
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	990	980
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,000	972
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,190	1,160
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,000	956
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,190	1,142
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,750	1,649
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,045	990
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,010	938
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,045	970
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	495	492
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/2049	1,050	1,057
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	6,470	6,473
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,699
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	2,645	2,636
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/15/2029	4,925	4,840
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.150%	8/6/2026	1,405	1,405
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,000	1,002
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	9,240	9,647
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,500	4,777
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	6,480	6,879
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	7,000	7,540
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2026	1,465	1,474
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	304
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	630	639
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	350	353
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	365	368
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	250	251
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	5,425	5,431
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	2,000	2,013
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,970	1,998
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,750	1,782
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	250	254
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	2,100	2,125
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	6,570	6,744
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	345	355
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,250	5,435
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	820	853
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,745	9,205
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	525	553
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,065
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	465	488
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	20,185	21,518
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	525	560
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	31,690	34,148
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	754
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	19,135	20,657
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.400%	12/15/2031	1,165	1,168
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,740	1,788
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.600%	12/15/2032	2,450	2,455
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	16,750	16,867
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/5/2026	13,750	13,750
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	8/5/2026	30,000	30,000
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,050	1,069
	East Lyme CT BAN GO	4.000%	8/6/2026	8,491	8,492
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	3,775	3,826
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	790	795
	Hartford CT Special Obligation Revenue	5.000%	4/1/2027	2,120	2,152
	Hartford CT Special Obligation Revenue	5.000%	4/1/2028	2,750	2,852
	Hartford CT Special Obligation Revenue	5.000%	7/15/2028	1,600	1,669
	Hartford CT Special Obligation Revenue	5.000%	7/15/2029	700	743
	Hartford CT Special Obligation Revenue	5.000%	7/15/2031	6,750	7,368
	Metropolitan District GO	3.000%	3/1/2029	3,000	2,988
[4,5]	New Haven CT GO PUT TOB	2.340%	10/22/2026	4,750	4,750
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	6,235	6,237
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,750	3,774
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	5,430	5,557
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	2,150	2,231
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,240	1,320
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,275	1,376
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,600	1,727
	Waterbury Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2029	1,125	1,114
					448,854
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/2026	65	65
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,200	1,225
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	10,265	11,149
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2057	8,510	9,229
					21,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (0.5%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	695	697
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2031	1,655	1,660
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	320
	District of Columbia College & University Revenue	5.000%	4/1/2027	570	578
	District of Columbia College & University Revenue	5.000%	4/1/2029	250	261
	District of Columbia College & University Revenue	5.000%	10/1/2035	670	660
	District of Columbia GO	5.000%	6/1/2027	3,110	3,171
	District of Columbia GO	5.000%	6/1/2028	6,855	7,138
	District of Columbia GO	5.000%	6/1/2029	9,230	9,785
	District of Columbia GO	5.000%	8/1/2031	3,095	3,377
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,035	6,059
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	3,530	3,542
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	2,275	2,282
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	805	807
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	2,050	2,061
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,700	1,747
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	685	684
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.200%	12/1/2026	1,070	1,070
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,239
[12]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	500	500
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,188
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,520	5,657
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	2,850	2,924
[12]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	16,773
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,895
[12]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	6,620	6,615
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/2030	12,750	13,100
[12]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	2,075	2,027
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	4,320	4,455
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	6,940	7,499
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,450	4,819
	District of Columbia Income Tax Revenue	5.000%	6/1/2031	2,700	2,940
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	3,400	3,743
[4]	District of Columbia Income Tax Revenue TOB VRDO	2.190%	8/6/2026	7,930	7,930
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	18,215	18,163
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	800	667
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.280%	8/6/2026	5,455	5,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,534
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	2,080	2,203
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2031	5,915	6,015
					174,240
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	240
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,175	2,187
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	1,010	1,018
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	400	403
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	505	509
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	450	450
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	101
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,015	1,064
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,100	3,239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,056
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	8,735	8,742
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/2027	15,000	15,022
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/2027	460	457
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/2032	5,075	4,815
[1]	Brevard County FL Fuel Sales Tax Revenue	5.000%	8/1/2027	2,000	2,000
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,165	1,182
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	3,595	3,647
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,220	1,263
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,280	1,339
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	670	708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	4,185	4,423
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	22,450	24,003
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2027	5,870	5,928
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2028	4,445	4,593
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2029	6,775	7,135
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2030	6,665	7,129
	Broward County FL School District COP	5.000%	7/1/2031	105	107
	Broward County FL School District COP	5.000%	7/1/2032	1,050	1,113
[4]	Broward County FL School District GO TOB VRDO	2.190%	8/6/2026	19,530	19,530
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,280	2,280
	Cape Coral FL Water & Sewer Special Assessment Revenue	2.850%	3/1/2027	200	200
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.000%	3/1/2028	200	199
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.100%	3/1/2029	200	199
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.250%	3/1/2030	150	149
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.250%	3/1/2031	435	429
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.350%	3/1/2032	285	280
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2027	2,885	2,931
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	250	260
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	855	840
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/2031	4,200	4,019
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/2028	290	289
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2028	1,035	1,035
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2030	1,020	1,020
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/2030	16,760	16,324
[4]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	5.500%	12/15/2033	665	602
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	19,345	20,623
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	13,720	14,834
[4]	Capital Trust Authority Miscellaneous Revenue	4.500%	6/15/2033	1,770	1,763
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,820	2,823
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2029	2,185	2,319
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	1,000	1,077
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	3,000	3,231
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	200	200
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	850	927
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	4,425	4,639
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,650	2,790
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No. 1 Project)	4.250%	11/1/2027	560	561
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/2030	1,815	1,804
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/2031	375	377
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	385	389
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2033	500	555
[1]	Duval County Public Schools COP	5.000%	7/1/2027	3,420	3,493
[1]	Duval County Public Schools COP	5.000%	7/1/2028	4,775	4,983
[1]	Duval County Public Schools COP	5.000%	7/1/2029	5,845	6,173
[1]	Duval County Public Schools COP	5.000%	7/1/2030	6,105	6,536
	Escambia County FL Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,640	2,622
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2033	3,180	3,238
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,045	4,192
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2028	375	389
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	527
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,000	1,067
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	700	755
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/2027	10,760	10,762
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,500	1,501
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	750	742
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	6/1/2034	1,190	1,203
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2027	295	293
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2028	395	389
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2027	780	790
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	720	728
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	4.500%	6/15/2031	1,750	1,725
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2027	575	577
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2028	450	450
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	300	303
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,040	2,093
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	2,050	2,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,435	1,426
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,200	1,278
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,395	1,379
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	10,795	11,559
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	10,025	10,735
	Florida GO	3.000%	6/1/2028	900	900
	Florida GO	4.000%	6/1/2032	2,300	2,314
[4]	Florida GO TOB VRDO	2.190%	8/6/2026	3,211	3,211
[4]	Florida GO TOB VRDO	2.190%	8/6/2026	2,220	2,220
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2027	500	505
	Florida Higher Educational Facilities Financing Authority College & University Revenue	5.000%	10/1/2026	1,750	1,753
	Florida Higher Educational Facilities Financing Authority College & University Revenue	5.000%	10/1/2027	970	986
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2027	340	343
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2027	1,485	1,471
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2028	1,555	1,518
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2051	910	908
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,440	6,412
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/2053	8,855	9,107
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,615	1,741
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,340	3,646
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	13,030	14,280
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	4,105	4,499
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,295	2,533
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	2,720	2,721
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	625
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	1,200	1,199
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	2,800	2,815
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,225	1,225
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2028	6,380	6,356
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,534
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,415	1,412
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	3,575	3,568
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,635	2,628
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	505	504
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2029	1,525	1,505
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	570	564
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2029	5,000	4,979
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	6/1/2030	11,880	11,669
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	14,100	14,124
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	14,620	14,645
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	5,000	5,011
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	953
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	520
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2026	5,815	5,834
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2029	2,000	2,087
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2030	2,000	2,083
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2031	7,480	8,169
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2026	175	176
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2028	350	365
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2029	350	370
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2030	175	187
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	125	126
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,300	1,302
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/2031	815	792
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/2031	505	508
[1]	Hernando County School District COP	5.000%	7/1/2028	3,825	3,830
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2027	250	248
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2030	1,700	1,797
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2033	1,905	2,031
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	7,645	8,213
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	6,925	6,925
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/6/2026	4,955	4,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	2,290	2,287
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,451
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/5/2026	27,400	27,400
[5]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.100%	8/5/2026	9,615	9,615
[4]	Hillsborough County IDA Tobacco & Liquor Taxes Revenue	5.000%	9/1/2028	3,000	3,106
[4]	Hillsborough County Industrial Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,715	2,800
	Hillsborough County School Board (Master Lease Program) COP	3.500%	7/1/2031	1,100	1,082
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,004
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	235	240
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,545	1,576
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,705	2,765
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	1,710	1,782
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	1,595	1,658
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,655	1,657
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,288
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	4,705	5,074
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,750	1,785
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,000	1,024
	JEA Water & Sewer System Water Revenue	3.250%	10/1/2036	455	424
[4]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	265	264
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/2031	635	635
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	245	247
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	435	441
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,400	2,402
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	330	331
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	920	928
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	745	774
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2033	11,115	11,956
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,830	4,841
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,330	1,334
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	800	780
	Lee County School Board COP	5.000%	8/1/2029	3,810	4,043
	Lee County School Board COP	5.000%	8/1/2030	2,000	2,151
	Lee County School Board COP	5.000%	8/1/2031	1,000	1,087
	Lee County School Board COP	5.000%	8/1/2032	1,000	1,096
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2027	800	817
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2028	1,405	1,463
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2029	1,100	1,164
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2030	1,000	1,072
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2031	1,500	1,624
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2029	255	258
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	4,500	4,541
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2032	3,750	3,783
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2032	2,515	2,725
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2033	3,250	3,550
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2026	2,170	2,176
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2027	1,275	1,304
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2028	1,000	1,034
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	1,400	1,536
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	2,500	2,760
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,250	1,252
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	4,000	4,005
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,150	1,151
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2028	1,900	1,981
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2029	3,990	4,230
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	1,035	1,035
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	275	276
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2027	430	441
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2031	585	636
	Miami-Dade County FL GO	5.000%	7/1/2033	4,500	4,527
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,500	1,520
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2026	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2033	1,215	1,216
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2031	3,820	3,821
[4]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	2.190%	8/6/2026	10,600	10,600
[4,5]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	2.190%	8/6/2026	1,470	1,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,795	1,808
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	930	930
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,088
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	4/1/2028	1,340	1,324
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,475	1,461
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	24,365	24,323
	Miami-Dade County IDA Charter School Aid Revenue (Mater Academy Projects)	4.000%	6/15/2031	255	254
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2033	270	271
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2034	1,365	1,369
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2035	2,265	2,274
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2036	2,815	2,823
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	24,990	25,745
	Miami-Dade County School Board COP	5.000%	5/1/2030	5,000	5,336
	Miami-Dade County School Board COP	5.000%	5/1/2031	5,000	5,395
	Miami-Dade County School Board COP	5.000%	5/1/2032	4,000	4,358
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/2031	375	376
[4]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/2031	390	390
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/2031	170	171
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2030	1,000	1,051
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2031	585	620
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2032	945	1,005
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/2028	785	788
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2027	1,465	1,497
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2028	1,540	1,601
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2029	1,615	1,700
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2030	1,695	1,805
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2031	1,780	1,913
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2027	3,680	3,755
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2028	3,045	3,156
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	720	720
[1]	Okaloosa County School Board COP	5.000%	10/1/2028	900	941
[1]	Okaloosa County School Board COP	5.000%	10/1/2029	800	849
[1]	Okaloosa County School Board COP	5.000%	10/1/2030	1,295	1,392
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,926
[4,5]	Omni Redevelopment District Community Redevelopment Agency Tax Increment/Allocation Revenue PUT TOB	2.340%	9/10/2026	9,575	9,575
[4,5]	Omni Redevelopment District Community Redevelopment Agency Tax Increment/Allocation Revenue TOB VRDO	2.460%	8/6/2026	30,635	30,635
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2032	4,535	4,545
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	9,790	9,811
[4]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	8/6/2026	5,330	5,330
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,355	1,355
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	350
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,455	1,478
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	635
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	575	588
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	390	390
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	670
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,560	1,622
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,420	1,480
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	455	474
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,280	1,346
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,835	1,953
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	800
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,625	1,630
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	7,135	7,657
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Multi-County Program)	4.000%	9/1/2048	785	786
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,935
	Orange County School Board COP	5.000%	8/1/2029	1,300	1,377
[4]	Orlando FL Capital Improvement Special General Fund Revenue TOB VRDO	2.190%	8/6/2026	1,875	1,875
[4,5]	Orlando FL Community Redevelopment Agency Tax Increment/Allocation Revenue TOB VRDO	2.460%	8/6/2026	55,140	55,140
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	1,200	1,206
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	28,470	26,832
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.530%	8/5/2026	11,700	11,700
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2026	340	338
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2026	500	501
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2027	800	766
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2027	600	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	4/1/2028	1,295	1,285
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	570	563
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	250	250
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2027	260	260
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2028	265	265
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2029	420	419
[4]	Palm Beach County FL College & University Revenue	5.500%	10/1/2035	500	547
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	455	455
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,025	1,026
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	2,690	2,661
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/2034	1,100	1,083
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	200	209
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	600	633
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2031	200	212
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	525	524
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	535	530
	Palm Beach County School District COP	5.000%	8/1/2029	500	520
	Palm Beach County School District COP	5.000%	8/1/2033	500	533
	Palm Beach County School District COP	5.000%	8/1/2034	500	531
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/2026	1,020	1,027
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	350	354
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	41,000	43,213
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2026	870	872
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	928
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	992
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2029	1,815	1,926
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2030	4,935	5,310
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2050	1,005	1,006
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,750
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	14,415	14,419
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	165	161
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	1,250	1,250
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	7/1/2028	1,350	1,339
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2032	1,225	1,225
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	12,155	12,155
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	8,750	8,750
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	532
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2031	100	100
[4,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	15,820	15,820
[4,11]	Seminole County FL Sales Tax Revenue TOB VRDO	2.280%	8/6/2026	5,250	5,250
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2027	235	234
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	280	273
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,070	2,111
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,500	1,529
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	5,000	5,091
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	508
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	23,435	24,849
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2026	740	740
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2027	860	860
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2028	810	809
[4]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	310	307
[4]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	425
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2027	375	382
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,000	993
[4]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/2028	885	887
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2027	855	876
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2028	825	860
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2029	700	740
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2030	760	813
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2031	825	890
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2032	730	793
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2027	1,200	1,223
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2028	2,120	2,205
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2029	1,330	1,406
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	1,850	1,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2031	3,000	3,242
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2032	3,750	4,087
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2033	1,935	2,127
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/2032	335	336
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	875	875
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	525	525
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/2027	1,230	1,235
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	525	530
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	1,545	1,548
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/2033	2,400	2,429
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2027	350	354
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	500	516
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	850	886
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	522
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	480	481
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/2031	375	379
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/2028	120	121
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.250%	5/1/2031	250	244
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.500%	5/1/2036	415	392
					1,173,963
Georgia (3.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,065
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,246
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	1,355	1,384
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	2,020	2,107
	Atlanta GA GO, ETM	5.000%	12/1/2029	5,000	5,329
	Atlanta GA GO, ETM	5.000%	12/1/2030	5,000	5,402
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/2027	1,350	1,362
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	9,173	9,301
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,253
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	11,984	12,002
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,360
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,345
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,045
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,665
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,100	2,079
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,465	1,461
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,590	7,604
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,300	1,297
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	8/1/2044	835	834
[4,5]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,443	3,443
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2028	1,125	1,165
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2029	1,085	1,130
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2030	895	931
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2032	1,395	1,443
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2027	100	101
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2028	100	101
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2029	130	132
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/2029	5,000	4,666
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	13,030	13,200
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	4,000	3,963
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,390	2,394
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	5,165	5,173
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,820	1,839
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	5,945	5,959
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	10,505	10,569
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,150	4,175
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	6,685	6,623
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,290	8,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2027	100	102
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2028	100	103
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2029	125	129
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2029	230	241
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	130	136
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2031	160	168
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	400	420
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	535	571
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2033	500	526
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	885	954
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,035
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	2,300	2,420
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2031	1,085	1,187
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	1,150	1,272
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2033	1,470	1,641
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,610	2,621
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	790	800
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,190	1,192
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	11,240	11,732
[1]	Dade County Water & Sewer Authority Water Revenue	3.900%	7/1/2028	205	205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,029
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,000	1,045
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2030	2,305	2,328
[11]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	345	345
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2028	1,750	1,819
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2029	1,850	1,949
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2030	2,215	2,359
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2031	2,500	2,683
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,525	1,532
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,085	1,086
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	6,105	5,954
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	1,850	1,818
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	5,270	5,166
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	8/1/2028	675	673
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,465	1,466
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2027	270	275
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2029	380	397
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2031	575	612
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2029	700	737
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2031	1,000	1,076
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2032	750	814
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2033	250	273
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2034	425	467
[4]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.000%	7/1/2036	875	904
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	965	968
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	1,000	1,006
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	390	394
	Georgia GO	4.000%	12/1/2030	20,000	20,928
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2028	1,275	1,315
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2028	315	325
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2029	725	760
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2030	500	531
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2031	745	801
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2027	660	664
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2027	200	204
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2028	190	198
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2029	300	317
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2030	200	214
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	2,500	2,513
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2028	220	221

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	875	903
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	660	692
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	1,365	1,450
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	1,690	1,818
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,580	2,580
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,001
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,000	2,002
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	150	150
Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,024
Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	820	838
Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,025	1,025
Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	10/1/2033	52,730	55,212
Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	35,000	36,336
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	280	280
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	580	581
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	627
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	500	505
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	509
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	465	476
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,225	1,232
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	1,100	1,128
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	825	846
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,000	1,023
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2028	1,000	1,032
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2028	1,500	1,566
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2028	5,000	5,023
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2029	225	234
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	289
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	2,750	2,838
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2030	145	151
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2030	2,630	2,713
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	500	522
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2030	470	491
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2030	3,500	3,623
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2031	100	105
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2031	500	525
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2031	1,500	1,578
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2032	1,000	1,054
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2032	4,850	5,041
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	101,800	101,895
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	10,470	10,562
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	78,655	79,056
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	40,340	41,546
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	27,580	27,692
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	60,725	63,516
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	27,210	28,136
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	105,585	110,887
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	52,690	54,840
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	61,090	64,186
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	36,715	38,654
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	31,150	32,811
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	55,460	57,647
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	15,540	16,460
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	43,600	46,264
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	40,000	41,685
Main Street Natural Gas Inc. Natural Gas Revenue, ETM	5.000%	9/1/2026	2,270	2,274
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2030	1,500	1,620
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	900	984
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2032	1,000	1,106
Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	2.800%	3/6/2031	10,515	10,262
Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	4,695	4,724
Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,455	8,479
Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	3,205	3,128
Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	2,320	2,264
Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	4,880	4,762
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	24,255	25,775
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	13,145	14,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2026	625	627
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2028	465	483
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,050	1,051
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	1,000	1,001
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	1,420	1,410
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,840	1,878
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,384
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,175
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	4,855	5,196
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	4,450	4,797
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,315	1,315
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	853
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/2029	1,255	1,212
					1,302,211
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	460	480
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,100	1,158
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,062
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,335	1,418
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	275	292
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	198
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	375	403
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2027	550	561
	Guam Income Tax Revenue	5.000%	12/1/2026	2,250	2,256
	Guam Income Tax Revenue	5.000%	12/1/2027	5,230	5,245
	Guam Income Tax Revenue	5.000%	12/1/2033	2,635	2,638
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	300	307
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	1,570	1,604
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	2,525	2,615
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,505	1,557
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	1,500	1,569
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	770	804
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,000	1,052
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,685	1,784
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,610	2,777
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,160	2,165
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	500	501
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,860	3,928
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	458
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,250	3,347
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	500	515
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,515	4,693
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	400	416
					45,803
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	530	555
	Hawaii County HI GO	5.000%	9/1/2030	250	270
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,855	1,976
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,754
	Hawaii GO	4.000%	4/1/2029	3,300	3,303
	Hawaii GO	5.000%	10/1/2029	1,250	1,254
	Hawaii GO	4.000%	10/1/2030	3,530	3,534
	Hawaii GO	4.000%	8/1/2032	4,500	4,502
	Hawaii GO	4.000%	8/1/2033	4,660	4,662
	Hawaii GO	4.000%	8/1/2034	10,000	10,002
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	15,265	15,314
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,845	1,871
	Honolulu HI City & County GO	5.000%	7/1/2028	1,000	1,044
	Honolulu HI City & County GO	4.000%	10/1/2031	5,050	5,051
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,300	2,366
					58,458
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,050	1,051
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,085	1,085
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	920	925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,880	1,897
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,000	893
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2027	900	911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	15,225	16,307
[12]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/2050	445	448
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	4,925	5,357
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	2,240	2,486
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,050	2,264
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,702
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2031	750	810
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2032	1,000	1,092
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2033	450	496
					38,724
Illinois (6.2%)
	Adams County School District No. 172 GO	5.000%	2/1/2027	150	151
	Adams County School District No. 172 GO	5.000%	2/1/2028	180	185
[1]	Adams County School District No. 172 GO	5.000%	2/1/2030	150	159
[1]	Adams County School District No. 172 GO	5.000%	2/1/2031	150	161
[1]	Adams County School District No. 172 GO	5.000%	2/1/2032	240	259
[1]	Adams County School District No. 172 GO	5.000%	2/1/2033	400	435
	Arlington Heights IL GO	3.000%	12/1/2028	805	798
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/2031	1,185	1,186
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2027	380	374
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	985	963
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	4,540	4,910
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	9,510	9,628
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	4,125	4,447
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	8,065	8,161
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	2,125	2,277
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	1,490	1,507
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	650	655
	Chicago Board of Education GO	0.000%	12/1/2026	19,205	18,985
[11]	Chicago Board of Education GO	0.000%	12/1/2026	6,430	6,356
[11,13]	Chicago Board of Education GO	0.000%	12/1/2026	95	94
	Chicago Board of Education GO	5.000%	12/1/2026	6,180	6,195
	Chicago Board of Education GO	5.000%	12/1/2026	3,515	3,523
	Chicago Board of Education GO	5.000%	12/1/2026	7,790	7,809
	Chicago Board of Education GO	5.000%	12/1/2026	1,450	1,453
[1,13]	Chicago Board of Education GO	5.500%	12/1/2026	3,680	3,708
[10]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,256
	Chicago Board of Education GO	0.000%	12/1/2027	500	477
[11]	Chicago Board of Education GO	0.000%	12/1/2027	1,060	1,010
	Chicago Board of Education GO	4.000%	12/1/2027	14,120	14,071
[1]	Chicago Board of Education GO	5.000%	12/1/2027	1,200	1,227
	Chicago Board of Education GO	5.000%	12/1/2027	2,635	2,660
[1]	Chicago Board of Education GO	5.000%	12/1/2027	9,310	9,520
	Chicago Board of Education GO	5.000%	12/1/2027	4,135	4,174
	Chicago Board of Education GO	5.250%	12/1/2027	250	253
[10]	Chicago Board of Education GO	5.500%	12/1/2027	3,070	3,126
[11]	Chicago Board of Education GO	0.000%	12/1/2028	335	307
[11]	Chicago Board of Education GO	0.000%	12/1/2028	14,130	12,958
[11,13]	Chicago Board of Education GO	0.000%	12/1/2028	13,800	12,655
[1]	Chicago Board of Education GO	5.000%	12/1/2028	2,015	2,100
	Chicago Board of Education GO	5.000%	12/1/2028	16,325	16,563
	Chicago Board of Education GO	5.000%	12/1/2028	6,285	6,377
	Chicago Board of Education GO	5.250%	12/1/2028	275	281
[11]	Chicago Board of Education GO	0.000%	12/1/2029	900	791
[1]	Chicago Board of Education GO	5.000%	12/1/2029	4,020	4,173
	Chicago Board of Education GO	5.000%	12/1/2029	20,420	20,743
	Chicago Board of Education GO	5.000%	12/1/2029	5,000	5,056
	Chicago Board of Education GO	5.250%	12/1/2029	285	292
	Chicago Board of Education GO	5.000%	12/1/2030	15,855	16,061
[1]	Chicago Board of Education GO	5.000%	12/1/2030	5,340	5,527
	Chicago Board of Education GO	5.000%	12/1/2030	2,085	2,104
	Chicago Board of Education GO	5.000%	12/1/2030	1,820	1,850
	Chicago Board of Education GO	5.000%	12/1/2030	29,270	29,428
[1]	Chicago Board of Education GO	5.000%	12/1/2030	4,585	4,745
	Chicago Board of Education GO	5.000%	12/1/2030	1,985	2,018
	Chicago Board of Education GO	5.250%	12/1/2030	350	359
[10]	Chicago Board of Education GO	5.500%	12/1/2030	2,500	2,608
[4]	Chicago Board of Education GO	6.750%	12/1/2030	10,295	10,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Chicago Board of Education GO	0.000%	12/1/2031	5,035	4,048
[11]	Chicago Board of Education GO	0.000%	12/1/2031	1,310	1,053
[1]	Chicago Board of Education GO	5.000%	12/1/2031	1,710	1,765
	Chicago Board of Education GO	5.000%	12/1/2031	2,880	2,910
	Chicago Board of Education GO	5.000%	12/1/2031	9,590	9,717
	Chicago Board of Education GO	5.000%	12/1/2031	10,635	10,714
[1]	Chicago Board of Education GO	5.000%	12/1/2031	4,640	4,790
	Chicago Board of Education GO	5.000%	12/1/2031	11,360	11,409
	Chicago Board of Education GO	5.250%	12/1/2031	1,600	1,643
	Chicago Board of Education GO	5.250%	12/1/2031	820	842
	Chicago Board of Education GO	5.000%	12/1/2032	3,600	3,626
[1]	Chicago Board of Education GO	5.000%	12/1/2032	3,100	3,195
	Chicago Board of Education GO	5.000%	12/1/2032	9,845	9,895
	Chicago Board of Education GO	5.000%	12/1/2032	5,675	5,726
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,000	2,061
	Chicago Board of Education GO	5.125%	12/1/2032	1,255	1,249
	Chicago Board of Education GO	5.500%	12/1/2032	11,595	12,185
	Chicago Board of Education GO	5.000%	12/1/2033	8,910	8,941
[1]	Chicago Board of Education GO	5.000%	12/1/2033	2,850	2,936
	Chicago Board of Education GO	5.500%	12/1/2033	15,000	15,796
[1]	Chicago Board of Education GO	5.000%	12/1/2034	6,305	6,470
	Chicago Board of Education GO	5.000%	12/1/2034	3,460	3,466
	Chicago Board of Education GO	5.000%	12/1/2034	26,215	26,239
	Chicago Board of Education GO	5.000%	12/1/2034	4,150	4,162
	Chicago Board of Education GO	5.000%	12/1/2034	4,110	4,114
	Chicago Board of Education GO	5.000%	12/1/2034	5,000	5,023
	Chicago Board of Education GO	4.000%	12/1/2035	11,640	10,651
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	4,000	4,084
	Chicago IL GO	5.000%	1/1/2027	14,450	14,519
	Chicago IL GO	5.000%	1/1/2028	2,450	2,487
	Chicago IL GO	5.000%	1/1/2028	10,190	10,345
	Chicago IL GO	4.000%	1/1/2029	6,127	6,122
	Chicago IL GO	5.000%	1/1/2029	1,150	1,175
	Chicago IL GO	5.000%	1/1/2029	7,940	8,114
	Chicago IL GO	5.000%	1/1/2029	3,670	3,750
	Chicago IL GO	5.000%	1/1/2029	770	787
	Chicago IL GO	5.000%	1/1/2029	2,060	2,061
	Chicago IL GO	4.000%	1/1/2030	6,336	6,293
	Chicago IL GO	5.000%	1/1/2030	7,495	7,685
	Chicago IL GO	5.000%	1/1/2030	8,630	8,848
	Chicago IL GO	0.000%	1/1/2031	5,240	4,389
	Chicago IL GO	5.000%	1/1/2031	5,500	5,613
	Chicago IL GO	5.000%	1/1/2031	540	540
	Chicago IL GO	5.000%	1/1/2031	6,220	6,377
	Chicago IL GO	5.000%	1/1/2031	7,025	7,208
	Chicago IL GO	4.000%	1/1/2032	2,565	2,508
	Chicago IL GO	5.000%	1/1/2032	1,650	1,687
	Chicago IL GO	5.000%	1/1/2032	17,320	17,777
	Chicago IL GO	5.000%	1/1/2033	10,235	10,425
	Chicago IL GO	5.000%	1/1/2033	4,340	4,455
	Chicago IL GO	5.000%	1/1/2034	585	594
	Chicago IL GO	5.000%	1/1/2034	5,220	5,318
	Chicago IL GO	5.000%	1/1/2034	5,000	5,126
	Chicago IL GO	4.000%	1/1/2035	4,000	3,791
	Chicago IL GO	5.000%	1/1/2035	1,000	1,015
	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	987
[11]	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	987
[11]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	2,024
[11]	Chicago IL GO, ETM	0.000%	1/1/2028	100	96
	Chicago IL GO, ETM	5.000%	1/1/2028	4,380	4,513
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,300	2,303
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,100
[11]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	1,400	1,381
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	700	720
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,170	2,188
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,650	2,779
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	675	708
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	6,555	6,611
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	3,770	4,011
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	380	397
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	3,555	3,581
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,007
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	3,795	3,822
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	1,000	1,007
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,310	3,332
[1,4]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	2.280%	8/6/2026	7,760	7,760
[4,5]	Chicago IL Water Revenue TOB VRDO	2.190%	8/6/2026	1,780	1,780
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	14,865	14,938
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,126
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,005
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	6,640	6,806
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,000	3,016
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	1,000	1,026
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,705	2,824
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	13,815	14,419
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	4,560	4,668
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,005
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,000	3,176
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	12,485	13,216
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,000	2,011
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	750	805
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,960	2,098
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	9,190	9,838
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	5,000	5,353
[10]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	10,880	11,419
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,005
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,735	1,877
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	2,405	2,601
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	7,500	8,112
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	6,785	7,349
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	7,000	7,630
[4,5]	Chicago IL Waterworks Water Revenue TOB VRDO	2.190%	8/6/2026	2,250	2,250
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	2.240%	8/6/2026	6,400	6,400
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	2.260%	8/6/2026	2,895	2,895
[4,5]	Chicago Illinois Water Revenue TOB VRDO	2.190%	8/6/2026	2,645	2,645
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,750	2,776
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	5,000	5,163
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	3,000	3,149
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,000	1,064
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,000	2,155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,745	2,770
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	5,250	5,507
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	315	330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,645	1,660
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,380	1,469
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	450	478
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	1,135	1,221
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,485	10,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,375	11,301
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	24,755	27,169
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.220%	8/3/2026	4,985	4,985
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	2.330%	8/6/2026	9,985	9,985
	Chicago Park District GO	5.000%	11/15/2026	1,500	1,509
	Chicago Park District GO	5.000%	1/1/2027	500	504
	Chicago Park District GO	5.000%	1/1/2028	345	355
	Chicago Park District GO	5.000%	1/1/2029	750	784
	Chicago Park District GO	5.000%	1/1/2029	1,875	1,960
	Chicago Park District GO	5.000%	1/1/2029	400	418
	Chicago Park District GO	5.000%	1/1/2030	1,700	1,800
	Chicago Park District GO	5.000%	1/1/2030	1,320	1,398
	Chicago Park District GO	5.000%	1/1/2030	700	741
[2]	Chicago Park District GO	4.000%	1/1/2031	1,955	1,991
	Chicago Park District GO	5.000%	1/1/2031	700	749
	Chicago Park District GO	5.000%	1/1/2031	2,515	2,690
[2]	Chicago Park District GO	4.000%	1/1/2032	5,000	5,069
	Chicago Park District GO	5.000%	1/1/2032	700	756
[2]	Chicago Park District GO	4.000%	11/15/2032	1,000	1,011
[2]	Chicago Park District GO	4.000%	1/1/2033	6,810	6,885
	Chicago Park District GO	5.000%	1/1/2033	1,000	1,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	9,015	9,156
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	2,750	2,793
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,250	5,435
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	7,250	7,505
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	5,845	6,119
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2028	1,600	1,670
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,056
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,250	1,333
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,555	1,673
[2,4]	Cook County Community College District No. 508 GO TOB VRDO	2.260%	8/6/2026	4,000	4,000
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2027	500	513
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2030	500	536
[1]	Cook County IL GO	5.000%	11/15/2026	3,710	3,734
	Cook County IL GO	5.000%	11/15/2027	1,205	1,212
	Cook County IL GO	5.000%	11/15/2028	2,705	2,722
	Cook County IL GO	5.000%	11/15/2028	350	366
	Cook County IL GO	5.000%	11/15/2029	3,600	3,819
	Cook County IL GO	5.000%	11/15/2029	7,100	7,142
	Cook County IL GO	5.000%	11/15/2031	2,960	2,975
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	650	654
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	350	360
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	140	149
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	275	292
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	1,250	1,326
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	300	322
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	2,000	2,148
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,002
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,002
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2026	785	785
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2028	1,735	1,726
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2034	1,000	1,003
[2]	Crestwood IL GO	5.000%	12/15/2028	1,820	1,893
[2]	Crestwood IL GO	5.000%	12/15/2029	1,910	2,010
[2]	Crestwood IL GO	5.000%	12/15/2031	1,345	1,441
	DuPage County Forest Preserve District GO	5.000%	11/1/2028	660	691
	DuPage County Forest Preserve District GO	5.000%	11/1/2029	575	612
	DuPage County Forest Preserve District GO	5.000%	11/1/2030	500	539
	DuPage County Forest Preserve District GO	5.000%	11/1/2031	850	928
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	645	711
	Elmhurst Park District GO	5.000%	12/15/2027	140	144
	Elmhurst Park District GO	5.000%	12/15/2028	150	157
	Elmhurst Park District GO	5.000%	12/15/2029	150	160
	Elmhurst Park District GO	5.000%	12/15/2030	250	270
	Elmhurst Park District GO	5.000%	12/15/2031	500	545
	Elmhurst Park District GO	5.000%	12/15/2032	400	440
[1]	Franklin Park IL GO	4.000%	7/1/2030	1,015	1,012
	Glenview IL GO	3.000%	12/1/2029	875	856
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2027	250	257
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2028	275	288
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2029	350	372
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	500	537
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2031	2,465	2,678
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,096
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,010
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	7,725	8,128
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	965	942
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2026	145	145
[4]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	623
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2031	265	266
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	530	530
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	680	681
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2027	730	729
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2027	315	313
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	400	409
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	751
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	550	545
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	2,015	2,120
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	1,490	1,481
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	6,000	6,397
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	800	832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	4.125%	12/1/2030	1,605	1,516
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	1,175	1,228
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	11,935	12,879
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2031	500	492
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	13,005	14,153
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2032	565	552
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,245	1,245
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	6,980	7,653
	Illinois Finance Authority College & University Revenue	5.000%	8/1/2033	100	101
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2033	1,000	972
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2034	2,000	1,933
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2035	2,845	2,848
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2027	425	431
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2028	225	231
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2029	940	975
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2029	285	296
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	200	209
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2031	205	215
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	215	225
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	565	592
	Illinois Finance Authority College & University Revenue (Bradley University Project)	3.375%	8/1/2033	1,000	935
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2033	900	945
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2034	665	696
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2028	400	404
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2029	920	927
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2030	335	337
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2031	370	372
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2032	225	226
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/2026	225	226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,600	2,602
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	250	251
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,020	1,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,890	1,908
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	635	643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,110	1,111
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,762
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	950	967
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	350	358
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,540	1,542
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	665	685
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,815	1,870
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	630	654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,000	1,044
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	465	485
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	445	467
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	940	947
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	490	516
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,755	2,758
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	465	492
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	16,035	16,897
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	13,720	13,835
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	610	654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	600	595
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	515	546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	26,455	28,459
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	210	223
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,260	1,304
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,235	1,324
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	1,010	1,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,910	5,954
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,010	1,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	415	417
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	1,245	1,343
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,295	2,312
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,000	2,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,260	1,365
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	655	709
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	670	725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,125	1,128
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	4,945	4,997
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	460	465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,040	14,051
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	11,645	11,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	3,960	4,164
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	17,030	18,240
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	8,275	8,840
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	31,430	33,892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	8/3/2026	13,300	13,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/5/2026	36,900	36,900
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.460%	4/1/2051	5,705	5,705
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	644
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.705%	11/1/2034	9,355	9,372
	Illinois Finance Authority Water Revenue	5.000%	1/1/2027	4,325	4,366
	Illinois Finance Authority Water Revenue	5.000%	7/1/2027	6,790	6,933
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,860	1,920
	Illinois Finance Authority Water Revenue	5.000%	7/1/2028	820	855
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	615
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	845	902
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	267
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	700	752
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	805	865
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	2,695	2,897
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	2,220	2,402
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,000	1,082
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,470	1,591
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,250	3,536
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	1,085	1,181
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,500	2,735
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	996
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,500	6,038
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,140	5,643
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,098
	Illinois GO	5.000%	11/1/2026	25,940	26,069
	Illinois GO	5.000%	1/1/2027	1,750	1,753
	Illinois GO	5.000%	3/1/2027	7,935	8,030
	Illinois GO	5.000%	5/1/2027	7,000	7,107
	Illinois GO	5.000%	6/1/2027	1,400	1,402
	Illinois GO	5.000%	10/1/2027	1,500	1,535
	Illinois GO	5.000%	11/1/2027	15,045	15,427
	Illinois GO	5.000%	1/1/2028	625	626
	Illinois GO	5.500%	1/1/2028	240	249
	Illinois GO	4.000%	3/1/2028	3,000	3,041
	Illinois GO	5.000%	3/1/2028	805	830
	Illinois GO	5.000%	5/1/2028	5,000	5,172
	Illinois GO	5.000%	5/1/2028	5,000	5,172
	Illinois GO	5.000%	6/1/2028	1,040	1,041
	Illinois GO	5.000%	10/1/2028	3,000	3,125
	Illinois GO	5.000%	11/1/2028	23,700	24,273
	Illinois GO	5.000%	11/1/2028	2,895	3,019
	Illinois GO	5.000%	12/1/2028	2,500	2,564
	Illinois GO	5.000%	2/1/2029	4,590	4,635
	Illinois GO	5.000%	2/1/2029	3,100	3,243
	Illinois GO	5.000%	3/1/2029	2,250	2,357
	Illinois GO	5.000%	5/1/2029	2,525	2,651
	Illinois GO	3.500%	6/1/2029	2,410	2,410
	Illinois GO	5.000%	7/1/2029	25,000	26,299
	Illinois GO	5.000%	11/1/2029	28,550	29,187
	Illinois GO	5.000%	1/1/2030	1,000	1,001
	Illinois GO	5.000%	2/1/2030	12,220	12,943
	Illinois GO	5.000%	5/1/2030	2,580	2,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/2030	2,365	2,476
[1]	Illinois GO	4.000%	2/1/2031	1,500	1,505
	Illinois GO	5.000%	10/1/2031	3,320	3,437
	Illinois GO	5.000%	10/1/2031	2,400	2,485
	Illinois GO	5.000%	10/1/2031	4,000	4,301
	Illinois GO	4.125%	11/1/2031	2,240	2,241
	Illinois GO	5.000%	12/1/2031	9,590	9,787
	Illinois GO	4.000%	10/1/2032	1,085	1,091
	Illinois GO	5.000%	11/1/2032	4,255	4,269
	Illinois GO	4.000%	6/1/2033	1,800	1,800
	Illinois GO	5.000%	11/1/2033	500	502
	Illinois GO	4.000%	12/1/2033	2,350	2,353
	Illinois GO	4.000%	12/1/2034	5,000	4,978
	Illinois GO	5.000%	12/1/2034	6,485	6,594
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2029	515	535
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,465	1,467
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2049	1,360	1,365
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	730	734
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	670	671
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	14,265	14,163
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	7,345	7,624
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	3,380	3,771
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	10,175	11,516
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,282
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,485
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	950
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,394	2,394
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	1,545	1,534
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	580	576
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	940	940
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	705	705
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,000	3,016
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2030	3,300	3,297
[4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.200%	8/6/2026	1,240	1,240
[4]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	2.460%	8/6/2026	30,605	30,605
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,320	15,575
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,185	22,148
	Illinois Sales Tax Revenue	5.000%	6/15/2027	15,175	15,464
[11]	Illinois Sales Tax Revenue	6.000%	6/15/2027	3,040	3,126
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,825	10,207
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,630	10,139
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	1,000	1,027
	Illinois Sales Tax Revenue	5.000%	6/15/2030	1,005	1,070
	Illinois Sales Tax Revenue	5.000%	6/15/2030	10,140	10,797
	Illinois Sales Tax Revenue	3.000%	6/15/2031	10,385	9,993
	Illinois Sales Tax Revenue	5.000%	6/15/2031	30,000	32,239
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2032	1,325	1,364
	Illinois Sales Tax Revenue	3.000%	6/15/2034	300	272
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,000	2,049
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	6,655	6,858
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,100	2,164
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,500	2,585
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	6,920	7,219
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,715	2,832
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	3,000	3,123
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	4,125	4,301
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	9,400	9,444
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,820	1,823
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2032	10,150	10,165
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	110	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,000	1,001
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,350	1,352
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	205	205
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2032	1,000	1,001
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	5,585	5,592
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2030	2,615	2,776
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2031	2,540	2,723
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2032	2,600	2,803
[1]	Illinois State University College & University Revenue	5.000%	4/1/2028	785	810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/2028	1,000	947
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2029	10,000	10,202
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,000	2,038
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2026	140	141
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2028	130	136
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2030	135	145
[1]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2032	135	147
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	2,000	2,020
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,500	1,515
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,833
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2032	5,000	5,433
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	6,900	7,558
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2026	875	881
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2027	250	257
[2]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/2030	1,000	1,010
	Manhattan IL Special Tax Revenue	5.000%	3/1/2035	1,261	1,262
[2]	Markham IL GO	5.000%	12/1/2026	250	251
[2]	Markham IL GO	5.000%	12/1/2027	300	307
[2]	Markham IL GO	5.000%	12/1/2028	375	389
[2]	Markham IL GO	5.000%	12/1/2029	250	262
[2]	Markham IL GO	5.000%	12/1/2030	325	344
[2]	Markham IL GO	5.000%	12/1/2031	135	144
[2]	Markham IL GO	5.000%	12/1/2032	140	150
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2026	11,540	11,412
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,075	1,114
[1,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	810	815
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	2,000	1,782
[1,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	10,000	8,761
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	13,785	11,799
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	325	261
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	2,075	2,089
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	60	58
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2027	3,000	3,029
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,000	5,115
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	10,500	9,889
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,355	2,409
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,835
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	7,500	7,655
[1,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	1,020	1,026
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2028	1,245	1,263
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2030	1,555	1,590
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2031	1,730	1,761
[4,5]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	2.190%	8/6/2026	1,500	1,500
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,875	1,888
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,325	1,334
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	7,110	7,154
[1]	Mundelein IL GO	4.000%	12/15/2026	500	502
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	380
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	540	563
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	263
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2031	600	635
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	900	955
[2]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2033	1,000	1,066
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2026	105	106
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	1,310	1,310
[2]	Northern Illinois University COP	5.000%	4/1/2029	660	687
[2]	Northern Illinois University COP	5.000%	4/1/2032	970	1,033
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	2,200	2,226
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2027	325	331
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2028	325	337
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2029	325	340
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	690	730
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,040	1,086
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/2035	3,285	3,241
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	730	743
[11]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	505	565
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2026	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2035	4,930	4,930
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	10,000	10,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	4,250	4,287
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	2,000	2,059
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,735	1,786
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,046
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	3,075	3,218
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	520	551
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	8,150	8,601
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	1,140	1,219
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	1,000	1,079
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.260%	8/6/2026	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	995	1,008
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	1,370	1,393
[1]	Sangamon County School District No. 186 Springfield GO, ETM	4.000%	2/1/2028	620	632
[1]	Sangamon County School District No. 186 Springfield GO, ETM	4.000%	2/1/2029	695	716
	Schaumburg IL GO	4.000%	12/1/2026	6,485	6,513
	Schaumburg IL GO	4.000%	12/1/2028	1,000	1,024
	Schaumburg IL GO	4.000%	12/1/2029	8,155	8,384
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	210	212
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2028	750	760
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	283
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2029	400	407
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2029	365	381
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2030	425	447
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2032	1,000	1,090
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2033	2,000	2,199
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/2027	730	740
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2032	75	81
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2033	175	190
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2034	200	218
	Springfield IL GO	3.250%	12/1/2030	1,085	1,076
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/2029	700	701
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2028	485	504
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2029	965	1,015
	University of Illinois Board of Trustees College & University Revenue	5.000%	10/1/2030	1,150	1,222
[14]	Vermilion & Champaign Counties Community Unit School District No. 76 Oakwood GO, 7.000% coupon rate effective 10/1/2026	3.750%	12/1/2027	1,200	1,200
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2027	1,400	1,407
	Will County IL GO	5.000%	11/15/2031	1,320	1,440
	Will County IL GO	5.000%	11/15/2032	900	991
	Will County IL GO	5.000%	11/15/2033	1,700	1,888
[2]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/2028	1,165	1,173
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2027	1,245	1,258
	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley College GO	5.000%	1/1/2033	1,000	1,084
					2,207,300
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	500	505
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	500	519
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	524
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	500	528
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	500	531
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	500	537
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	756
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,235	1,259
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	475	489
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	506
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	526
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	5,355	5,668
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	675	715
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,000	1,065
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2031	1,195	1,197
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2032	1,670	1,672
[2]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/2029	275	281
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,315	1,315
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/2028	805	819
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/2028	410	418
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2027	320	315
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2027	320	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	80	83
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2028	160	165
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2030	175	184
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2032	195	206
	Indiana Finance Authority College & University Revenue (Depauw University Project)	4.000%	7/1/2033	625	620
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2033	105	112
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2028	150	154
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2029	230	238
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2030	135	141
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2031	195	204
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2032	250	261
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2033	470	493
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2034	510	534
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,030	1,059
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,124
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	740	772
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	838
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2027	675	691
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2028	710	741
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	675	730
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2032	730	794
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,715	1,667
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,110	1,079
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	17,485	17,836
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	750	751
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	830	837
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	350	359
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2028	2,220	2,256
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	1,225	1,252
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	511
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	600	636
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,020	1,038
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,345	1,375
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	435	442
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	6,115	6,664
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	599
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	758
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2029	1,410	1,451
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2030	750	777
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2031	1,300	1,354
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2027	575	580
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2028	605	620
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2029	1,265	1,312
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2030	1,330	1,393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2031	1,400	1,477
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	4,210	4,185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	14,255	14,753
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	23,155	24,359
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	29,000	30,871
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	38,365	41,259
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,000	10,797
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	17,965	19,526
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.460%	3/1/2039	3,350	3,343
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	23,100	23,137
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	3,460	3,295
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/2030	670	723
	Indiana Finance Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2034	7,770	7,607
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	14,665	14,663
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2027	1,000	1,027
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2028	1,430	1,497
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,200	1,276
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	2,295	2,440
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,600	1,701
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	2,750	2,960
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	1,175	1,265
	Indiana Finance Authority Water Revenue	5.000%	10/1/2029	500	502
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2049	860	862
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	605	602
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2050	2,510	2,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	2,300	2,254
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/2052	2,165	2,224
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	2,285	2,354
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,100	1,157
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,455	12,679
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,555	1,542
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,006
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Vita of Lafayette Project) PUT	2.740%	10/1/2028	10,141	10,015
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	2,010	2,013
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	771
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,000	3,202
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2032	5,500	6,015
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,100	1,147
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2030	1,000	1,065
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2031	2,600	2,796
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2032	895	971
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	1,800	1,818
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	2,000	2,079
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,300	1,362
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,100	1,161
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	638
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	638
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	2,000	2,125
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,069
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	600	641
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	740	795
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,250	1,344
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,100	1,188
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	600	648
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	756
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	650	702
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/2030	1,135	1,135
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	32,650	32,650
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	2,805	2,810
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	13,795	13,923
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2027	1,190	1,196
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	506
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	260	270
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	535	565
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	453
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	500	509
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	213
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	1,175	1,208
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	483
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	504
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,070	1,121
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	495	518
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	510	537
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	300	316
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	270	284
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	848
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	286
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,070
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	720	768
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	586
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	620	667
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,260	1,352
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	845	906
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,082
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	630	682
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,295	1,398
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	865	933
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	2,650	2,874
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,775	1,925
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	2,715	2,954
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,820	1,980
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	2,585	2,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	1,865	2,031
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	2,855	3,121
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,910	2,088
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	2,925	3,206
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,960	2,148
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	3,000	3,296
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	2,010	2,208
	Westfield-Washington Schools GO	5.000%	1/15/2027	1,590	1,605
	Westfield-Washington Schools GO	5.000%	7/15/2027	870	887
	Westfield-Washington Schools GO	5.000%	1/15/2028	865	890
					465,730
Iowa (0.2%)
	Asbury IA GO	2.625%	6/1/2029	315	306
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2031	565	612
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	610	664
[2]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	465	512
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	660	658
	Iowa City Community School District GO	2.900%	6/1/2031	2,800	2,626
	Iowa City Community School District GO	2.950%	6/1/2032	3,010	2,780
	Iowa City Community School District GO	3.000%	6/1/2033	3,100	2,818
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	90	90
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,001
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	570	590
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	414
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,260	1,261
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	3,710	3,718
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	185	184
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.950%	5/15/2031	1,235	1,235
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.010%	2/15/2035	24,355	24,355
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,130	1,139
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2049	560	556
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	560	549
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,685	1,698
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2052	8,280	8,582
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2052	2,615	2,770
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	1,875	1,864
[4,5]	Iowa Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	2,160	2,160
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	705	707
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2027	1,050	1,069
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	370	382
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	425	432
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,369
	Marion IA GO	2.500%	6/1/2030	370	349
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2027	185	187
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2028	490	501
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2029	575	594
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2030	615	640
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2031	1,485	1,553
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2032	2,335	2,450
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2033	2,650	2,778
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2034	3,920	4,112
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	450	487
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	510	556
	Winterset IA Sewer Miscellaneous Revenue	4.000%	6/1/2029	1,700	1,711
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,155	1,161
					84,795
Kansas (0.4%)
	Burlington KS Industrial Revenue (Evergy Metro Inc. Project) PUT	3.375%	6/2/2031	12,125	11,956
[2]	Finney County KS GO	5.000%	10/1/2027	250	256
[4]	Glendale KS Sales Tax Revenue	4.000%	6/1/2029	475	476
	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	4.000%	9/1/2033	1,000	984
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	10,000	10,927
	Kansas Development Finance Authority Appropriations Revenue (Kansas State Project)	4.000%	11/1/2029	75	76
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/2031	1,645	1,584
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	28,920	30,203
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	500	538
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,594
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	3,000	2,959
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	12/1/2028	1,045	1,041
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	507
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2026	1,020	1,021
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2027	870	880
[2]	Manhattan KS GO	5.000%	6/15/2028	4,770	4,776
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	300	300
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	335	333
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	355	352
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,280	1,277
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2026	6,300	6,300
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,000	1,008
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,385	2,395
	St. Marys KS Industrial Revenue	3.500%	4/15/2032	3,500	3,432
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	3,515	3,713
	Wamego KS Industrial Revenue	3.500%	4/15/2032	14,720	14,433
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,000	998
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	699
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.000%	3/1/2036	1,325	1,282
[4]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	12,900	12,949
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/2033	1,810	1,810
					125,823
Kentucky (2.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	1,970	1,987
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	14,000	13,980
	Commonwealth of Kentucky COP	5.000%	6/15/2034	1,320	1,326
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2028	1,030	1,064
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2029	1,080	1,134
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2030	1,135	1,207
	Elizabethtown KY GO	2.500%	8/1/2029	460	443
	Fayette County KY School District GO TRAN	4.000%	6/15/2027	13,375	13,483
	Kenton County KY GO	4.000%	4/1/2030	1,000	1,004
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2027	120	121
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2028	125	127
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2030	450	477
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2031	465	498
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2032	210	227
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2032	245	265
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2033	410	446
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2033	300	327
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2034	500	546
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2034	580	635
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2028	195	200
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	9,095	8,860
[4,5]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT TOB	2.340%	9/17/2026	7,365	7,365
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2026	2,060	2,063
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2032	100	108
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2033	300	325
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2034	650	708
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,325	1,325
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,275	1,301
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,000	3,020
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,855	1,866
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,000	1,016
[4,5]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	8/3/2026	10,640	10,640
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	5,605	5,604
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,810	3,816
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,525	1,519
	Kentucky Interlocal School Transportation Association COP	4.000%	3/1/2029	450	456
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,180	1,247
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2031	2,485	2,654
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	90	90
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	1,690	1,690
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	1,680	1,680
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2026	2,585	2,588
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	875	909
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	920	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	990	1,056
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,285	1,380
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	2,085	2,135
[11]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,625	1,628
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,565	1,689
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	1,000	1,022
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,440	2,647
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,890	1,890
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,110	2,116
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	305	307
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,980	1,992
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2029	1,500	1,548
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2029	1,000	1,034
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2030	550	569
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2030	2,090	2,162
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,000	2,076
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2031	5,770	6,007
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2031	500	520
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2033	1,795	1,864
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2033	1,660	1,723
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	45,415	46,095
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2034	1,710	1,774
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2034	64,090	65,601
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2034	1,165	1,206
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	38,175	38,456
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	100,430	105,600
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	61,270	63,484
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	20,125	20,223
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	12,260	12,941
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	60,570	63,072
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	1,650	1,659
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/2031	1,430	1,448
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/2028	1,150	1,209
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2027	260	267
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2028	375	394
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2029	500	533
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2030	1,025	1,105
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2028	1,220	1,278
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	765	824
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,850	2,955
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,150	2,229
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,000	3,169
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	3,000	3,208
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	2,165	2,315
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	10,815	11,715
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	5,000	5,468
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	11,120	12,162
	Lexington-Fayette Urban County Government GO	3.000%	9/1/2028	1,000	987
	Louisville Water Co. Water Revenue	3.125%	11/15/2030	3,750	3,652
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,060	3,071
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,190	4,419
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,530	10,567
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	13,715	14,596
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	10,130	10,166
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	12,015	12,895
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	7,340	7,366
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	9,520	10,265
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	24,765	24,853
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,000	2,091
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	29,905	31,318
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	2,605	2,809
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	1,440	1,437
	Northern Kentucky Water District Water Revenue	4.125%	2/1/2031	500	500
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2027	1,975	1,981
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	7,145	7,196
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,100	1,103
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2028	515	536
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2029	580	612
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2030	585	625
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2031	1,085	1,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2032	1,635	1,768
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2033	2,220	2,410
	Pikeville KY College & University Revenue BAN	3.800%	8/1/2028	1,935	1,930
	University of Kentucky College & University Revenue	3.250%	4/1/2028	2,235	2,242
	University of Kentucky College & University Revenue	3.500%	4/1/2029	2,305	2,311
	University of Kentucky College & University Revenue	5.000%	4/1/2030	4,260	4,305
[1]	University of Louisville College & University Revenue	5.000%	9/1/2028	1,230	1,281
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/2028	2,000	1,991
					779,521
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,910	1,914
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,025
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,027
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,735	6,703
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	5,142	5,142
[2]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/2026	675	675
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	8,000	7,650
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2031	425	461
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2032	440	480
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2033	475	523
	Louisiana GO	5.000%	10/1/2026	6,750	6,775
	Louisiana GO	5.000%	2/1/2027	5,000	5,058
	Louisiana GO	5.000%	2/1/2029	6,000	6,322
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2055	1,135	1,225
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,900	3,168
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	1,300	1,300
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	1,035	1,035
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,350	2,350
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	3.200%	12/1/2026	1,339	1,339
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	850	850
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,750
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	938
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	7,430	7,357
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,455	1,473
[4,5]	Louisiana Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	7,465	7,465
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2026	1,055	1,059
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2027	1,000	1,022
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2026	2,195	2,197
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2027	4,190	4,291
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	4,265	4,349
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	5,250	5,347
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	6,500	6,612
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	11,080	11,259
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	4,900	4,970
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	20,815	20,130
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,325	10,408
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	6,170	6,217
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,140	4,171
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	2,150	2,152
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2032	1,000	1,040
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2034	1,550	1,600
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2032	1,335	1,336
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2033	2,140	2,142
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	440	446
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	400	413
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	17,060	18,055
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,060	1,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	5,975	6,150
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	1,500	1,521
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	10,000	10,713
[4]	Louisiana Public Facilities Authority Revenue (Touro Infirmary Project)	3.900%	8/15/2029	8,618	8,593
	New Orleans LA (Audubon Commission Projects) GO	5.000%	10/1/2028	210	217
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2032	820	821
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2033	1,200	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Orleans LA GO	5.000%	12/1/2026	400	402
	New Orleans LA GO	5.000%	12/1/2026	400	402
	New Orleans LA GO	5.000%	10/1/2028	205	212
	New Orleans LA GO	5.000%	12/1/2028	485	489
	New Orleans LA GO	5.000%	12/1/2030	140	141
	New Orleans LA GO	5.000%	12/1/2030	660	695
	New Orleans LA GO	5.000%	12/1/2030	500	527
	New Orleans LA GO	5.000%	12/1/2031	1,475	1,545
	New Orleans LA GO	5.000%	12/1/2031	535	567
	New Orleans LA GO	5.000%	12/1/2031	365	387
[2]	New Orleans LA GO	5.000%	12/1/2033	400	418
[4,5]	New Orleans Louisiana Finance Authority Lease (Non-Terminable) Revenue PUT TOB	2.340%	10/22/2026	24,810	24,810
	Parish of St. John the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	34,160	33,927
[1]	Shreveport LA GO	5.000%	3/1/2028	550	565
[1]	Shreveport LA GO	5.000%	3/1/2028	335	344
[1]	Shreveport LA GO	5.000%	3/1/2029	1,200	1,253
[1]	Shreveport LA GO	5.000%	3/1/2029	310	324
[2]	Shreveport LA GO	5.000%	8/1/2029	2,800	2,848
[1]	Shreveport LA GO	5.000%	3/1/2030	700	739
[1]	Shreveport LA GO	5.000%	3/1/2030	425	449
[2]	Shreveport LA GO	5.000%	8/1/2030	5,355	5,436
[1]	Shreveport LA GO	5.000%	3/1/2031	630	672
[1]	Shreveport LA GO	5.000%	3/1/2032	600	645
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2026	425	427
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	330	338
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,145	1,193
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	555	579
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,006
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,033
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	910	962
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	805	859
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,105	1,146
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,495	1,611
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,750	4,065
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2033	3,250	3,536
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	3,510	3,515
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	36,955	37,653
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2030	2,385	2,534
	St. Tammany Parish Hospital Service District No.1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2030	2,090	2,214
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,320	1,330
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	2,050	2,096
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,584
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2028	700	721
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2030	910	957
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2033	1,000	1,074
					365,721
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	625	636
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	395	403
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	781
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,071
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	685	734
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,250	1,326
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,084
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	985	1,067
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,094
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	905	990
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	590	646
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,120	1,233
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	835	919
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	4,050	4,074
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2028	1,080	1,077
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,075	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	2,800	2,780
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/2029	7,530	7,572
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,960	1,975
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.100%	11/15/2030	1,325	1,301
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/2030	2,000	2,004
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2033	1,800	1,745
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	235	235
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2050	330	332
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/2052	875	899
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,095	2,278
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	2,730	2,978
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,025	1,118
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	3,880	4,286
[6]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	4,500	4,982
					52,705
Maryland (1.0%)
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/2027	175	174
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,188
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	600	603
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	3,355	3,285
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	1,000	941
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/2027	600	600
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,660	4,675
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/2030	1,395	1,265
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/2032	1,410	1,215
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/2048	820	828
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	505	506
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/2049	1,250	1,258
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/2050	5,565	5,545
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	4,455	4,400
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	1,700	1,671
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	3,325	3,290
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	11,515	11,854
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/2053	7,060	7,455
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	1,890	1,985
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	7,010	7,672
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	4,480	4,986
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	1,985	2,193
[4]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	2,390	2,390
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2030	3,445	3,448
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2031	2,590	2,591
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/2028	10,995	11,197
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	308
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	313
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	592
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	2.000%	8/5/2026	52,385	52,385
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/2027	640	640
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue Revenue (Port Convington Project)	3.250%	9/1/2030	1,750	1,690
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	195	196
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,960	4,016
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	135	138
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	875	902
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	135	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,670	1,738
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,899
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,056
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	565	570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,445	1,516
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,700	1,817
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,470	1,560
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,450	2,649
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,470	1,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,380	2,569
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	10,310	11,273
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,490	1,501
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,600	2,838
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,500	3,810
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,500	2,628
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,770	5,818
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	4,000	4,389
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	13,240	13,346
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	5,275	5,586
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	11,530	12,442
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	12,570	12,570
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	8/3/2026	7,600	7,600
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/6/2026	39,400	39,400
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.700%	7/1/2041	29,775	29,775
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,375	1,423
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	2,190	2,305
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2030	1,000	1,072
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2031	1,765	1,915
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	2.260%	8/6/2026	11,250	11,250
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/2027	3,000	2,994
[4]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	5,400	5,400
[4]	Montgomery County MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	1,470	1,470
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2027	600	608
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	445	450
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/1/2028	2,500	2,489
[4]	Washington Suburban Sanitary District Water Revenue TOB VRDO	2.190%	8/6/2026	1,750	1,750
	Westminster MD College & University Revenue	5.000%	11/1/2030	760	762
	Westminster MD College & University Revenue	5.000%	11/1/2031	735	737
					354,197
Massachusetts (1.7%)
	Abington MA BAN GO	4.000%	4/22/2027	5,270	5,298
	Boston MA GO	4.000%	3/1/2028	2,250	2,252
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,460	1,519
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,135	1,204
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	26,180	27,953
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	2,015	2,177
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	2,120	2,319
	Commonwealth of Massachusetts GO	3.000%	9/1/2031	6,715	6,494
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	1,900	2,100
	Commonwealth of Massachusetts GO	5.000%	2/1/2033	1,285	1,297
[4]	Commonwealth of Massachusetts GO TOB VRDO	2.190%	8/6/2026	4,000	4,000
	Dedham MA GO	2.650%	6/15/2030	250	243
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	2,565	2,566
	Hudson MA BAN GO	4.000%	6/10/2027	13,725	13,790
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,100	1,124
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	14,355	13,559
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	2,920	3,105
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	4,000	4,319
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,685	1,705
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	345	345
[4]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2036	690	707
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	2,165	2,177
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	221
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2027	500	499
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,475	1,476
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	185	187
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/2027	145	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	175	179
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	530	530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2029	1,945	1,968
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,700	1,708
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	185	191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	770	770
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,820	1,802
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2030	1,725	1,744
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	350	345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	4,560	4,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,420	1,435
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	750	750
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	2,145	2,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	37,675	40,997
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	365	358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,085	1,088
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,860	1,875
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	2,480	2,420
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	780	787
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	905	905
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	2,680	2,593
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	10,460	11,625
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,350	1,351
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	300	300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	800	802
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	1,300	1,387
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	8,465	9,490
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	550	551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	410	410
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	2,990	2,835
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	180	180
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,805	7,340
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	2,030	2,040
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2028	7,780	8,099
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	13,550	14,748
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	16,195	17,705
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	4,915	5,432
[4,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	2.190%	8/6/2026	3,415	3,415
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2026	875	876
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	500
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	600	602
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2026	1,965	1,980
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,485	1,509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	955	964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	685	694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,120	1,143
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2027	2,060	2,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,500	2,502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	785	798
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	851
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,250	1,299
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,075	1,124
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2028	2,165	2,261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,700	2,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,225	1,247
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,005	1,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	7,700	8,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	750	754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,095	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	900	942
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2029	2,275	2,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	465	473
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2030	2,385	2,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,375	3,432
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,300	2,301
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	12,000	12,888
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,395	2,396
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,125	5,195
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,305	1,320
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,795	3,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,815	5,883
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	4,450	4,832
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,960	1,960
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,655	2,908
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	3,755	3,747
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,615	4,667
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,545	1,705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,790	1,931
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	675	681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,405	2,605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,050	1,050
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,160	4,396
[4,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.460%	8/6/2026	630	630
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2036	625	648
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	600	601
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2034	1,000	1,001
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2026	1,865	1,865
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Project)	5.000%	10/1/2027	685	686
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	3,085	3,087
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,440	4,452
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	9,230	9,315
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,755	3,769
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	26,735	26,974
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	14,115	13,935
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,155	7,249
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	13,420	13,202
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2030	2,815	2,815
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,115	1,119
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	5,000	5,498
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2056	4,160	4,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,023
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,425	2,453
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	8,400	9,355
	Merrimack Valley Regional Transit Authority Transit Revenue	4.000%	6/17/2027	6,400	6,438
	Methuen MA BAN GO	4.000%	6/4/2027	1,000	1,007
[4,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.220%	8/6/2026	3,500	3,500
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	21,025	21,025
	Quincy MA BAN GO	5.000%	8/13/2027	54,275	55,385
	Quincy MA GO	4.000%	6/1/2032	2,565	2,566
	Swansea Water District BAN GO	4.000%	9/24/2026	1,150	1,151
					585,157
Michigan (2.3%)
[1,15]	Detroit City School District GO	5.250%	5/1/2029	3,860	4,099
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2027	500	509
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	519
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	526
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2030	2,000	2,133
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2031	2,690	2,900
	Detroit MI GO	5.000%	4/1/2030	475	497
[4]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB VRDO	2.210%	8/6/2026	32,075	32,075
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2026	500	502
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	640
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	522
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2029	1,250	1,323
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2030	1,635	1,751
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2031	1,500	1,622
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	5,875	5,871
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.250%	11/1/2030	7,875	7,865
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	800	815
[2]	Grandville Public Schools GO	5.000%	5/1/2027	655	663
[2]	Grandville Public Schools GO	5.000%	5/1/2028	740	760
[2]	Grandville Public Schools GO	5.000%	5/1/2029	790	822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Grandville Public Schools GO	5.000%	5/1/2030	825	867
[2]	Grandville Public Schools GO	5.000%	5/1/2031	860	910
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	2.260%	8/6/2026	8,475	8,475
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	1,745	1,777
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	4,465	4,473
[15]	Howell Public Schools GO	5.000%	5/1/2030	500	535
[15]	Howell Public Schools GO	5.000%	5/1/2031	650	703
[15]	Howell Public Schools GO	5.000%	5/1/2032	700	765
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2027	3,350	3,305
[4]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	755	742
[4]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.250%	8/15/2031	1,610	1,582
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,000	1,021
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2028	1,500	1,571
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2029	1,380	1,468
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2030	1,325	1,427
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2031	1,000	1,088
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,890	1,933
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2027	100	102
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2028	60	62
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2029	100	106
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2030	85	91
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2031	200	217
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2032	190	208
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2033	225	249
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	2,115	2,291
[4]	Lansing Board of Water & Light Multiple Utility Revenue TOB VRDO	2.190%	8/6/2026	2,710	2,710
[1]	Livonia Public Schools GO	5.000%	5/1/2029	525	552
[1]	Livonia Public Schools GO	5.000%	5/1/2030	1,050	1,120
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2027	55	55
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	50	52
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2026	480	480
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,250	1,258
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2026	2,125	2,133
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2028	2,000	2,071
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	1,450	1,464
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2029	2,175	2,280
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,000	1,016
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2030	2,810	2,977
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,004
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,500	1,506
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	1,345	1,450
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,165	10,165
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	45,000	45,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	8,170	7,824
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	10,480	10,037
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	2,825	2,924
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	2,965	3,158
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	3,115	3,364
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal swap Index Yield + 0.750%	2.910%	4/15/2047	385	384
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,755	1,896
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	800	871
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	685
	Michigan Finance Authority Revenue	5.000%	3/1/2031	12,420	13,247
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	12,000	12,004
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	15,000	15,251
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,200	3,252
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,450	3,628
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,400	2,433
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	4,165	4,183
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2027	3,500	3,597
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	2,700	2,826
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2029	5,000	5,314
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	5,900	6,313
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	10,000	10,836
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	13,000	14,236
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	680	691
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,050
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	5,390	5,670
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,800	1,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,825	1,870
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,250	1,338
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,780	1,906
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,000	2,012
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,260	1,356
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,810	4,102
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	350	351
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,355	1,385
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	2,475	2,675
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	6,975	7,517
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	9,055	9,786
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	8,410	9,025
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/5/2026	73,900	73,900
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	645	658
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	5,915	5,915
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	665	665
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	34,450	34,188
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	32,105	31,206
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	37,470	36,476
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2031	1,500	1,621
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2048	585	584
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	280	280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/2049	5,355	5,382
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2049	3,875	3,898
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	4,485	4,471
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	9,030	9,339
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2053	12,025	12,597
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	44,950	47,833
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	16,495	17,472
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	25,005	26,766
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	20,805	22,514
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	22,445	24,478
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	19,630	21,357
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	13,075	14,296
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	610	610
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	690	690
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Home Flats At 28 West Project) PUT	2.700%	10/1/2028	4,695	4,648
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,231
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,537
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	9,983
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,878
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,745
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	942
[4]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	1,935	1,935
	Oakland University College & University Revenue	5.000%	3/1/2027	905	916
	Oakland University College & University Revenue	5.000%	3/1/2027	250	253
	Oakland University College & University Revenue	5.000%	3/1/2028	800	827
	Oakland University College & University Revenue	5.000%	3/1/2029	1,000	1,052
	Oakland University College & University Revenue	5.000%	3/1/2030	1,000	1,064
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,014
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,034
					820,986
Minnesota (1.1%)
	Burnsville MN GO	2.750%	12/20/2030	225	214
	Burnsville MN GO	2.950%	12/20/2032	1,175	1,127
	Chaska MN GO	3.000%	2/1/2030	220	218
	Chisago City MN GO	2.500%	2/1/2030	375	356
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	375	381
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	600	601
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	780	659
	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	790	639
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	870	675
	Faribault MN GO	2.750%	12/15/2030	320	306
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	915	915
	Lake Elmo MN GO	3.000%	2/1/2027	1,230	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,230	1,239
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	700	704
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	500	502
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,395	1,429
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,000	1,020
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	30,665	31,910
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	37,055	39,378
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,910	1,921
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	565	568
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,014
	Minnesota Agricultural & Economic Development Board CP	2.620%	11/4/2026	41,000	40,983
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	450	468
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	800	840
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,345	1,438
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,885	6,326
	Minnesota GO	5.000%	8/1/2029	22,710	24,183
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	3,375	3,411
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,835	1,913
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	300	301
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	765	781
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,101
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,425	4,440
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	130	130
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	595	597
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2049	2,370	2,392
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,050	2,041
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,063	1,058
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	3,115	3,100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2053	1,510	1,599
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	2,565	2,688
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	935	994
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	2,795	3,000
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,460	1,606
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,800	3,096
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,490	12,489
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,755	3,044
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	7,640	8,364
[6]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	6,545	7,345
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2027	250	253
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2028	290	296
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2029	850	872
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2030	1,740	1,788
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2031	1,330	1,367
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	56,415	57,027
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.445%	12/1/2052	32,900	32,962
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2033	2,155	2,156
[4,5,12]	Minnesota Plymouth Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	3,170	3,170
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue	2.875%	1/1/2028	3,600	3,592
	Mora Independent School District No. 332 GO	2.500%	2/1/2030	340	324
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,500	13,524
	North Mankato MN GO	2.650%	12/1/2029	385	370
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,800	1,880
	Prior Lake MN GO	3.000%	12/15/2030	685	660
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/2028	475	483
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	98
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	175	161
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2030	315	280
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	102
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	165	135
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	184
	St. Louis Park MN GO	2.500%	2/1/2030	725	690
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,895	1,905
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,750	2,842
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,565	3,738
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,742
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,800	1,827
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,410	3,647
	St. Paul Park MN Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	500	497
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	745	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/2028	2,020	1,918
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,252
					371,221
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,785	2,786
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,000
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	13,835	13,779
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,622
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	2,050	2,050
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2026	2,025	2,025
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	425
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2027	900	906
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	500	515
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2028	950	961
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2029	1,000	1,014
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2030	1,810	1,811
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,895	3,122
	Mississippi Development Bank Special Obligation Revenue	4.000%	6/1/2034	500	501
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,605	1,654
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,410	3,640
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2026	225	225
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2027	400	409
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2028	315	326
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,450	1,495
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,149
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,202
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,393
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,345	1,347
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,255	1,257
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,365	5,373
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	4,900	4,906
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2032	1,000	1,034
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	450	464
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/2029	515	516
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/2030	1,065	1,065
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/2030	1,010	1,008
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/2031	500	505
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/2031	575	580
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/2032	1,145	1,134
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/2032	730	721
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,535	1,534
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	840	842
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	345	362
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	1,000	1,043
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	11,860	11,932
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2029	3,560	3,771
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2030	2,540	2,727
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2028	250	261
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2029	165	175
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2030	300	322
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2031	250	272
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2032	405	405
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2033	2,095	2,101
	Warren County MS Industrial Revenue	4.000%	9/1/2032	4,400	4,467
					103,134
Missouri (1.2%)
	Brentwood MO COP	4.000%	10/1/2026	215	215
	Brentwood MO COP	4.000%	10/1/2027	270	271
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,620	3,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,415
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	3,625	3,750
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,000	1,011
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	3,840	4,025
	Center MO School District No. 58 GO	4.000%	3/1/2031	1,025	1,029
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	975	975
	Fort Osage School District No. R-1 COP	2.750%	4/1/2027	19,255	19,220
	Franklin County MO COP	4.000%	11/1/2026	475	476
	Hannibal IDA Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	560	562
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,516
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,012
[4]	Jackson County MO Special Obligation Revenue TOB VRDO	2.330%	8/6/2026	6,500	6,500
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,065	1,076
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,205
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,200	1,248
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,585	1,665
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,000	1,059
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	2,840	3,026
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,990	3,203
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	3,130	3,344
	Kansas City MO GO	5.000%	2/1/2028	350	361
	Kansas City MO GO	5.000%	2/1/2029	475	500
	Kansas City MO GO	5.000%	2/1/2030	200	214
	Kansas City MO GO	5.000%	2/1/2031	300	325
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,620
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,726
	Kansas City MO School District COP	5.000%	4/1/2030	1,680	1,787
	Kansas City MO School District COP	5.000%	4/1/2031	3,625	3,900
	Kansas City MO School District COP	5.000%	4/1/2032	3,805	4,139
	Kansas City MO School District COP	5.000%	4/1/2033	1,995	2,190
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2029	1,150	1,210
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2032	4,570	4,981
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2033	3,735	4,102
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2028	1,200	1,242
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2029	1,000	1,052
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2030	1,350	1,442
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2026	650	651
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2027	1,780	1,821
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2029	2,235	2,365
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	6,945	6,999
	Ladue School District GO	3.000%	3/1/2029	2,950	2,952
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	3.600%	8/15/2048	1,375	1,375
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	3.800%	8/15/2048	1,705	1,705
	Lindbergh School District GO	0.000%	3/1/2028	2,000	1,907
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	4,080	4,398
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	11,260	12,312
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.310%	8/6/2026	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	950	970
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	945	950
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	555	558
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	250	252
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,690	1,718
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,075	1,102
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	526
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	10,645	11,029
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,555	2,647
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,700	1,771
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	2,040	2,042
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	650	670
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,100	1,146
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,875	3,018
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,850	1,952
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	21,020	22,094
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,780	1,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,495	2,498
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,030	1,031
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,300	2,478
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,038
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,825	4,142
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,390	3,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	25,900	28,357
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,245	3,370
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	710	776
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2027	760	766
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	440	449
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	595	617
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,185	1,186
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	22,745	23,541
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.120%	8/6/2026	13,720	13,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.140%	8/6/2026	6,625	6,625
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	8/6/2026	17,750	17,750
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/6/2026	9,940	9,940
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/2049	1,815	1,836
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	880	876
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	2,045	2,024
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	3,440	3,405
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	2,715	2,801
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,150	2,265
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/2032	1,500	1,504
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2030	1,100	1,170
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2031	1,360	1,465
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2032	1,230	1,336
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2033	1,045	1,143
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2030	1,000	1,062
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	900	967
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2032	1,250	1,356
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2033	1,660	1,815
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2027	1,080	1,089
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	1,325	1,364
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2029	2,750	2,880
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2030	2,000	2,123
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2031	2,550	2,738
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,640	1,779
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/2028	1,590	1,636
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2030	6,740	7,243
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2031	9,000	9,760
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	11,350	11,354
	North Kansas City School District No. 74 GO	3.000%	3/1/2030	1,610	1,581
	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	600	590
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	772
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	2,470	2,578
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	705	706
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2027	1,000	1,028
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2028	1,025	1,074
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2030	1,055	1,137
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2031	1,125	1,226
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2032	1,750	1,926
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2033	1,000	1,107
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/2032	1,810	1,810
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,001
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	235	237
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	630	648
	St. Louis Land Clearance for Redevelopment Authority Miscellaneous Revenue	3.875%	10/1/2035	3,680	3,676
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,450	1,450
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2027	1,335	1,292
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2028	1,515	1,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,515	1,358
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	1,515	1,301
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2027	1,155	1,118
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2028	1,310	1,223
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,310	1,174
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	1,310	1,125
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2031	1,785	1,488
					419,914
Montana (0.2%)
	Flathead County MT GO	5.000%	7/1/2031	450	490
	Flathead County MT GO	5.000%	7/1/2032	500	549
	Flathead County MT GO	5.000%	7/1/2033	505	561
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	14,745	14,910
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	30,525	30,367
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,110	2,112
	Missoula MT Water System Water Revenue	5.000%	7/1/2031	1,740	1,795
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2054	895	956
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,655	1,795
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	2,770	2,985
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	975	966
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,840
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	3,205	3,235
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	652
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	3,600	3,631
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,500	1,512
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,085	1,093
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,320	1,330
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,024
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	4.100%	11/15/2031	950	950
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	4.350%	11/15/2032	1,075	1,075
					73,828
Multiple States (0.9%)
[3,4,9]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.679%	6/15/2035	6,490	6,490
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	110,740	110,740
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	127,700	127,700
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.230%	8/6/2026	13,700	13,700
					313,690
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	880	881
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	1,425	1,448
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	50	51
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	3,550	3,667
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2030	9,375	9,706
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	88,395	91,823
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	34,240	35,457
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	68,460	72,036
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	800	804
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	500	511
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	550	579
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	532
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	600	646
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	580	583
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	350	364
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	655	697
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	615	662
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2029	500	525
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2030	1,255	1,334
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2031	1,900	2,037
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	3,000	3,226
	Gretna Public Schools GO	5.000%	12/15/2027	3,495	3,511
	Lancaster County School District 001 GO	4.000%	1/15/2032	1,315	1,320
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,958
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2026	1,190	1,192
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/2027	1,815	1,838
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2029	1,710	1,631
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,480	3,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/2045	35	35
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,160	1,134
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	1,400	1,542
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	2,135	2,336
[4]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	1,500	1,500
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	5,960	6,142
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2030	6,510	6,938
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2031	10,640	11,472
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	20,200	21,744
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2032	3,225	3,509
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2032	3,650	3,971
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2033	2,420	2,654
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2033	3,625	3,975
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2034	4,900	5,406
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2034	4,630	5,111
[4,5]	Nebraska Public Power District Electric Power & Light Revenue TOB VRDO	2.460%	8/6/2026	1,310	1,310
	Omaha NE GO	5.000%	4/15/2028	1,225	1,273
	Omaha NE GO	6.000%	4/15/2029	1,375	1,491
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,525	6,497
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2028	2,165	2,235
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2029	4,000	4,200
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,500	3,728
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2031	3,250	3,499
	Sarpy County NE GO	2.000%	6/1/2028	2,295	2,226
[4,5]	University of Nebraska Facilities Corp. College & University Revenue PUT TOB	2.340%	10/8/2026	33,300	33,300
					379,672
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	1,500	1,518
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2032	815	823
	Clark County NV GO	5.000%	12/1/2031	1,085	1,134
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,021
	Clark County School District GO	5.000%	6/15/2029	1,430	1,470
[1]	Clark County School District GO	4.000%	6/15/2033	10,390	10,425
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2029	695	736
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	950	1,022
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,480	1,606
[4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.280%	8/6/2026	10,170	10,170
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/2028	1,215	1,216
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2029	190	189
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2030	95	94
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/2027	250	247
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2029	195	188
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	1,220	1,234
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,195	2,271
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2027	650	650
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	763
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	10,455	10,401
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	3,971
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2027	195	197
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2028	215	219
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2029	325	331
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2030	360	367
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2031	345	352
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2032	245	250
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	600	601
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	560	562
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	5,165	5,167
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,000	1,001
	Washoe County NV School District GO	5.000%	6/1/2027	125	125
	Washoe County NV School District GO	4.000%	6/1/2031	1,825	1,836
					62,157
New Hampshire (0.8%)
	Cheshire County NH GO	4.000%	12/30/2026	9,250	9,287
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2026	950	954
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	200	200
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	995	997
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	650	662
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	575	578
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	750	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	895	901
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	500	526
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	2,125	2,152
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	25,080	24,891
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.875%	12/15/2036	995	996
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	622	619
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	10,000	5,709
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	8,124	8,123
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	9,063	9,065
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	2,475	2,475
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	765	765
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,125
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	715	715
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	7,000	6,996
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	8,970	8,965
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	11,080	10,925
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	4,325	2,493
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,825	1,824
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	3,619	2,308
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	980	973
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	16,966	16,944
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2035	15,290	15,033
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	5,279	5,393
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	14,147	13,630
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	2,175	2,099
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	20,336	20,011
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	10/20/2040	10,278	10,012
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,697
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	1,000	1,020
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	7,967	7,706
	New Hampshire GO	5.000%	4/1/2028	3,600	3,740
	New Hampshire GO	5.000%	4/1/2029	3,600	3,811
	New Hampshire GO	3.000%	11/1/2029	1,170	1,155
	New Hampshire GO	5.000%	4/1/2030	3,600	3,872
	New Hampshire GO	5.000%	4/1/2031	3,600	3,925
	New Hampshire GO	5.000%	4/1/2032	3,600	3,968
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,970	2,973
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	3,190	3,193
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,840	2,843
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,780	2,783
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	585	587
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	900	920
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,232
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	6,530	6,545
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,240	1,304
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,610	2,773
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,740	2,938
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	3.750%	7/1/2027	2,595	2,613
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	1,575	1,604
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	975	993
[12]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	900
[12]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2028	1,635	1,635
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	700	742
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	14,575	16,271
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.500%	1/1/2057	5,825	6,592
					280,459
New Jersey (3.5%)
	Belleville NJ BAN GO	4.000%	7/6/2027	5,835	5,862
[2]	Belleville Township NJ GO	3.000%	2/1/2027	1,665	1,665
	Bergen County NJ GO	3.000%	12/1/2026	2,110	2,110
	Bergen County NJ GO	3.000%	12/1/2032	1,750	1,680
[1]	Buena Regional School District GO	2.000%	6/1/2027	1,375	1,356
[1]	Buena Regional School District GO	2.000%	6/1/2028	1,400	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Buena Regional School District GO	2.000%	6/1/2029	1,425	1,355
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	502
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	251
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	384
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	154
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	521
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	182
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	528
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	275	291
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	550	588
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	290	310
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	815	880
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	320	346
	Cherry Hill Township School District GO	3.000%	8/1/2030	11,805	11,742
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,884
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,880
[1]	Clifton Board of Education GO	2.000%	8/15/2029	5,570	5,285
[1]	Clifton Board of Education GO	2.000%	8/15/2030	5,985	5,561
	Colts Neck Township NJ BAN GO	4.000%	1/14/2027	1,190	1,195
	Evesham Township NJ BAN GO	4.000%	9/14/2026	4,500	4,505
[2]	Hawthorne NJ School District GO	3.000%	9/1/2031	1,350	1,333
	Jersey City NJ GO	4.000%	2/15/2033	1,560	1,576
	Margate City NJ GO	3.000%	8/1/2029	155	155
	Medford Township NJ BAN GO	3.750%	9/23/2026	3,320	3,324
	Mendham Township NJ BAN GO	4.000%	10/23/2026	3,165	3,172
	Middle Township NJ BAN GO	4.000%	9/1/2026	3,635	3,638
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2029	4,825	5,091
	Moorestown Township School District GO	1.000%	8/1/2027	1,260	1,233
	Moorestown Township School District GO	1.750%	8/1/2028	1,290	1,254
	Moorestown Township School District GO	2.000%	8/1/2029	2,210	2,131
	Moorestown Township School District GO	2.000%	8/1/2030	2,200	2,081
	Moorestown Township School District GO	2.000%	8/1/2031	2,150	1,989
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2028	1,030	1,032
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2029	2,440	2,444
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	15,000	15,029
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	9,000	9,010
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	10,520	10,696
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,495	8,631
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	3,505	3,462
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	3,000	2,960
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	9,600	9,369
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	5,555	5,546
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	5,535	5,583
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2035	670	705
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	19,000	19,033
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2029	1,360	1,396
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2034	1,500	1,525
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	1,080	1,080
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2027	3,000	3,060
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	12,000	12,431
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	20,155	20,255
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2027	1,000	1,029
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2026	1,100	1,105
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2027	1,300	1,337
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2029	1,775	1,882
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2028	5,015	5,169
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/2029	1,065	1,085
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	515	516
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	820	822
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	600	601
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	3.000%	6/1/2032	1,195	1,151
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	3,320	3,368
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	2,720	2,834
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2028	5,240	5,250
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2029	4,000	4,007
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2032	8,075	8,087
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	525	526
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	2,020	2,023
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,000	2,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,830	2,833
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,843
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	3,000	3,005
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,260	1,261
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	29,480	31,862
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	830	850
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	750	783
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	1,870	1,981
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2026	1,000	1,002
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2027	1,000	1,025
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2028	1,750	1,826
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2029	2,000	2,119
	New Jersey GO	5.000%	6/1/2027	30,000	30,583
	New Jersey GO	2.000%	6/1/2028	17,990	17,497
	New Jersey GO	5.000%	6/1/2028	15,000	15,620
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2030	225	232
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2031	1,160	1,193
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2032	1,065	1,093
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,000	2,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	875	881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	487
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,685	3,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	505	519
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	7,690	7,908
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,410	3,433
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	549
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,010	8,326
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	25,000	26,417
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	15,000	16,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,615	2,660
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	15,000	16,249
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/2033	150	142
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2026	1,135	1,138
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2027	3,000	3,077
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	2,150	2,238
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2029	1,150	1,214
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2026	1,000	1,002
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2030	2,990	3,197
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2026	3,500	3,523
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	6,015	6,014
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	2,145	2,133
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,350	1,353
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,610	1,610
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,675	1,662
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	930	935
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	45,810	45,522
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,190	3,111
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2048	3,960	4,003
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	4,170	4,218
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	15,500	15,441
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	20,400	21,587
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,085	4,205
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	4,770	5,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,955	1,926
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,000	998
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	500	499
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.360%	5/1/2048	10,100	10,112
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	3,010	2,976
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	14,995	14,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	13,250	13,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	22,550	22,719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	16,130	16,213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,605	1,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	33,345	31,968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	16,235	16,319
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,335	1,387
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	1,865	1,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,675	8,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,195	7,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	36,420	36,463
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,415	3,603
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	46,265	41,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,510	4,936
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	24,895	24,922
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,825	10,837
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	29,695	25,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,605	1,386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	28,480	28,510
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	3,330	2,761
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	10,220	8,474
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	5,045	5,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	760	803
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,765	1,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	2,630	2,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	7,065	7,324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	3,200	3,334
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	5,355	5,567
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	24,810	27,045
[4,5]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.190%	8/6/2026	10,925	10,925
[4,5]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.190%	8/6/2026	5,945	5,945
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	2,500	1,988
[10,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	1,530	1,513
[11,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2027	940	901
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,000	3,027
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	8,300	8,450
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	17,500	18,036
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	25,000	26,304
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,285	1,333
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	21,000	22,414
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	11,380	12,146
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,235	1,300
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	16,360	17,673
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,550	1,651
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	13,695	14,983
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,830	3,099
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,120	2,282
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	3,375	3,717
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	850	923
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	945	1,031
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	475	520
	Newark NJ BAN GO	4.000%	9/23/2026	8,490	8,500
	Orange Township NJ BAN GO	4.000%	3/17/2027	9,675	9,712
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2034	280	287
	Paterson NJ GO	4.750%	3/1/2027	15,000	15,001
	Penns Grove-Carneys Point Regional School District GAN GO	3.750%	7/2/2027	2,040	2,046
	Plainfield NJ BAN GO	4.000%	8/5/2026	8,890	8,890
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2026	1,090	1,095
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,000	1,047
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,058
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,079
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,000	1,090
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,025	1,042
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,165	1,206
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	515
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,745	2,820
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,400	2,461
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,024
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	690	707
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	475	486
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,620	1,654
	Toms River Board of Education GO	2.000%	7/15/2027	1,810	1,771
[1]	Trenton NJ GO	2.000%	7/15/2027	1,080	1,065
[1]	Trenton NJ GO	2.000%	7/15/2028	1,090	1,051
[1]	Union City NJ GO	2.250%	8/1/2026	500	500
	Verona Township Board of Education GO	2.000%	3/1/2027	1,500	1,482
[1]	Vineland NJ GO	3.000%	10/1/2028	585	585
	West Orange NJ BAN GO	3.750%	11/3/2026	25,600	25,648
					1,253,795
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	1,000	1,000
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,465	3,452
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	4,565	4,632
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,615	18,407
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,020	5,094
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	6,565	6,662
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	12,580	11,806
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	22,020	20,664
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	13,530	13,650
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/2030	2,565	2,567
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,500	1,518
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,150	1,171
[4,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/6/2026	5,265	5,265
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,435	1,430
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2051	510	502
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2051	2,180	2,172
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	790	775
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/2053	1,085	1,135
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/2053	730	791
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	15,725	16,919
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	1,120	1,120
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	2,150	2,150
[4,5]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.560%	8/6/2026	4,972	4,972
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	98,440	103,663
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	10,000	10,605
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,220	4,226
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,015	1,009
					247,357
New York (12.0%)
[3,4]	2026 Loan Holding-1 Revenue, SIFMA Municipal Swap Index yield + 0.880%	3.040%	10/1/2027	42,500	42,258
	Albany NY BAN GO	4.000%	3/19/2027	31,970	32,116
	Alden Central School District GO	2.750%	6/15/2029	465	447
	Amsterdam City School District BAN GO	4.000%	6/24/2027	10,000	10,092
[4]	Austin TX Water & Wastewater System Water Revenue TOB VRDO	2.190%	8/6/2026	2,000	2,000
[11]	Avon Central School District GO	2.500%	6/15/2030	595	552
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	3.750%	6/18/2027	4,250	4,265
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/25/2027	2,375	2,398
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	7,350	7,398
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	4,900	4,931
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	1,750	1,754
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	510	526
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,860	1,859
	Brutus NY BAN GO	4.000%	1/20/2027	1,660	1,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2027	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2028	1,130	1,129
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2029	245	245
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2027	200	201
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2028	200	199
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2029	330	327
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2029	500	520
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2030	510	535
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	460	489
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2030	1,200	1,271
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2031	2,110	2,253
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.250%	6/15/2035	925	905
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	10,785	10,724
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	22,005	21,881
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	2,405	2,179
	Burnt Hills-Ballston Lake Central School District BAN GO	3.750%	6/17/2027	16,470	16,559
	Canandaigua NY City School District GO	2.500%	6/15/2030	445	420
	Cato-Meridian Central School District BAN GO	4.000%	6/30/2027	7,000	7,065
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	3,300	3,339
[1]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/2030	615	566
	Churchville-Chili Central School District BAN GO	3.500%	6/24/2027	20,000	20,073
	Colonie NY GO	1.000%	3/1/2028	1,600	1,540
	Colonie NY GO	1.000%	3/1/2029	800	748
	Colonie NY GO	1.000%	3/1/2030	1,620	1,469
	Colonie NY GO	1.500%	3/1/2031	2,965	2,677
[1]	Cuba-Rushford Central School District GO	2.750%	6/15/2029	460	441
	Delaware Chenango Madison & Otsego Board of Cooperative Educational Services Miscellaneous Revenue	3.750%	6/16/2027	3,375	3,383
[1]	Dolgeville Central School District GO	2.500%	6/15/2030	605	562
	Downsville Central School District BAN GO	4.000%	9/30/2026	3,448	3,454
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,000	1,016
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	200	203
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	560	569
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	200	206
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	685	707
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	390	408
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	405	427
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	405	405
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,170	2,232
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2029	715	692
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	985	986
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,220	3,325
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,828
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	110	110
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,765	1,765
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	20,000	21,291
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	60,000	64,700
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	8,260	8,440
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2028	17,475	18,126
	Empire State Development Corp. Intergovernmental Agreement Revenue, ETM	5.000%	3/15/2029	7,050	7,454
[9]	Freddie Mac Pool	3.700%	1/1/2034	9,876	9,424
	Frontier Central School District BAN GO	3.750%	6/25/2027	4,385	4,411
	General Brown Central School District BAN GO	4.000%	6/30/2027	4,620	4,663
	General Brown Central School District BAN GO	4.000%	7/7/2027	4,000	4,038
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	409
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	665	689
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	523
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	600	632
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2027	400	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2029	125	131
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2030	325	344
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2032	860	924
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2033	890	963
[2]	Greenville Central School District GO	2.250%	6/15/2029	530	497
[1]	Greenwich Central School District GO	2.250%	6/15/2029	435	408
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2028	490	505
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/2027	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	335	339
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	955	968
[2]	Hendrick Hudson Central School District GO	2.125%	4/15/2030	225	206
	Horseheads Central School District BAN GO	4.000%	6/23/2027	8,060	8,125
	Horseheads Central School District BAN GO	3.750%	6/24/2027	21,830	21,959
	Hyde Park Central NY School District GO	2.500%	6/15/2029	420	400
	Ithaca NY BAN GO	4.250%	2/12/2027	3,300	3,308
	Long Beach NY BAN GO	4.000%	9/25/2026	4,910	4,917
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	2,250	2,308
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	9,100	9,521
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	2,250	2,355
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	18,000	19,149
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	30,725	30,685
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	10,300	10,431
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	30,785	30,679
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	12,175	12,073
[6]	Long Island Power Authority Electric Power & Light Revenue PUT	3.400%	9/1/2030	11,885	11,883
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	21,900	21,336
[5]	Long Island Power Authority Electric Power & Light Revenue VRDO	2.030%	8/5/2026	17,800	17,800
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	4,835	4,862
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2033	3,690	3,786
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	10,000	9,960
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,630	5,667
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	350	352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	455	458
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	18,075	18,193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	875	901
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,735	1,745
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,885	2,901
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	350	352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	2,660	2,693
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,515	3,636
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,390	1,397
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,020	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	265	283
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,265	3,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,500	2,582
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,000	3,238
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	535	577
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	21,350	23,044
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	8,665	8,933
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,000	4,020
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,950	4,301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,965	5,407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	25,300	27,551
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	5,770	4,587
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	8,300	8,378
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,980	1,982
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	15,400	16,911
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,525	6,067
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,155	7,355
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	13,570	15,013
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	23,690	25,067
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.280%	8/6/2026	5,000	5,000
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.160%	8/6/2026	7,448	7,448
	Middle Country Central School District At Centereach GO	3.000%	8/15/2030	3,250	3,192
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,034
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,034
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	1,605	1,613
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2027	1,825	1,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2028	445	461
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2033	245	254
	Mount Sinai Union Free School District BAN GO	4.000%	6/30/2027	5,050	5,084
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,002
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,450	3,840
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/2029	1,410	1,286
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/2030	1,250	1,124
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2030	1,065	981
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2030	1,090	1,015
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/2031	1,390	1,209
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,020	906
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	6,130	5,886
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,840	1,858
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	6,910	6,910
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	14,260	14,265
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	19,495	19,502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,520
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	25,575	25,695
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	29,805	30,055
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	6,200	6,261
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,355	12,358
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,960	4,969
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	10,475	10,441
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	32,915	33,120
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	10,260	10,366
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	6,865	6,551
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	65,045	64,602
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	3,750	3,686
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2030	53,140	52,351
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	9,770	9,540
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	16,665	16,273
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.350%	8/5/2026	3,760	3,760
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.160%	8/6/2026	4,300	4,300
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2027	2,250	2,269
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2029	3,950	4,133
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2030	3,250	3,447
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	1,180	1,254
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	4,000	4,087
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	19,065	19,992
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,000	2,213
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	22,305	24,680
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	2,460	2,464
	New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2030	2,180	2,359
	New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2031	10,000	10,977
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	1,310	1,334
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	10,835	11,885
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	5,000	5,484
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	11,000	12,195
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	12,185	13,508
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	10,780	12,065
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	12,250	13,710
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	20,000	20,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	6,500	6,692
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,500	1,574
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,000	10,492
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	27,700	29,063
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,695	1,794
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	6,930	7,336
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	130	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	17,000	18,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	8,025	8,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,000	5,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,035	7,506
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	7,775	8,296
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,595	4,903
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	11,960	12,761
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,540	3,777
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	5,310	5,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	4,500	4,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,375	2,551
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	11,000	11,909
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	10,825	11,720
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	21,000	22,736
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	7,000	7,579
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,530	2,739
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	9,000	9,744
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,505	5,960
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	4,750	5,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,435
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,810	7,402
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	2,500	2,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20,930	22,882
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,330	18,946
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	8,200	8,965
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	7,500	8,199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	15,000	16,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,235	3,537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,355	3,672
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	11,675	12,779
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	10,285	11,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,465	1,485
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	8,000	8,797
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,630	3,992
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,400	8,138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	16,190	17,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,600	3,959
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	15,290	15,428
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,010	5,509
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	4,405	4,483
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	2,915	3,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	30,000	33,108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	14,370	15,859
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	9,690	10,737
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.190%	8/6/2026	800	800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.140%	8/6/2026	31,770	31,770
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.140%	8/6/2026	27,515	27,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.150%	8/6/2026	35,040	35,040
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	13,145	14,201
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	4,185	4,615
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2027	1,500	1,437
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	4,395	4,784
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	1,590	1,239
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	1,550	1,702
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	6,355	7,031
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	580	639
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	53,005	53,893
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	5,040	5,047
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	25,385	24,513
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,485	12,781
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,735	26,156
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/2029	5,250	4,776
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	4,700	4,198
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	3,000	2,635
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/2027	610	600
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/2027	1,380	1,365
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/2027	750	736
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/2028	1,250	1,196
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2028	585	572
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/2028	1,020	993
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/2029	3,960	3,738
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/2029	1,375	1,294
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/2029	1,265	1,222
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/2030	1,225	1,156
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/2040	185	185
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	9,310	9,577
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	7,855	7,677
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	2,305	2,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	11,580	11,393
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	2,980	2,967
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,440	1,590
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.300%	8/5/2026	1,000	1,000
	New York NY GO	5.000%	8/1/2026	5	5
	New York NY GO	5.000%	8/1/2026	1,000	1,000
	New York NY GO	5.000%	8/1/2027	5	5
	New York NY GO	5.000%	8/1/2027	1,000	1,022
	New York NY GO	5.000%	8/1/2027	6,000	6,131
	New York NY GO	5.000%	8/1/2027	6,525	6,667
[1]	New York NY GO	5.000%	10/1/2027	16,530	16,998
	New York NY GO	5.000%	8/1/2028	10,455	10,898
	New York NY GO	5.000%	8/1/2028	4,115	4,289
	New York NY GO	5.000%	8/1/2028	1,000	1,042
	New York NY GO	5.000%	8/1/2028	5,000	5,212
	New York NY GO	5.000%	8/1/2028	1,050	1,095
	New York NY GO	5.000%	8/1/2028	7,490	7,808
	New York NY GO	5.000%	9/1/2028	6,050	6,315
	New York NY GO	5.000%	4/1/2029	2,000	2,105
	New York NY GO	5.000%	8/1/2029	1,215	1,285
	New York NY GO	5.000%	8/1/2029	12,765	13,501
	New York NY GO	5.000%	8/1/2029	1,050	1,111
	New York NY GO	5.000%	8/1/2029	7,545	7,980
	New York NY GO	5.000%	8/1/2029	15,000	15,865
	New York NY GO	5.000%	9/1/2029	5,000	5,295
	New York NY GO	5.000%	4/1/2030	1,000	1,066
	New York NY GO	5.000%	4/1/2030	11,950	12,740
	New York NY GO	5.000%	8/1/2030	1,640	1,756
	New York NY GO	5.000%	8/1/2030	1,500	1,606
	New York NY GO	5.000%	8/1/2030	1,000	1,071
	New York NY GO	5.000%	8/1/2030	5,000	5,353
	New York NY GO	5.000%	8/1/2030	420	439
	New York NY GO	5.000%	8/1/2030	18,480	19,785
	New York NY GO	5.000%	8/1/2030	1,575	1,686
	New York NY GO	5.000%	8/1/2030	8,755	9,373
	New York NY GO	5.000%	8/1/2030	7,000	7,494
	New York NY GO	5.000%	8/1/2030	23,080	24,710
	New York NY GO	5.000%	9/1/2030	5,000	5,359
	New York NY GO	5.000%	11/1/2030	3,065	3,291
	New York NY GO	5.000%	4/1/2031	3,405	3,663
	New York NY GO	5.000%	8/1/2031	28,590	30,863
	New York NY GO	5.000%	8/1/2031	20,000	21,590
	New York NY GO	5.000%	8/1/2031	2,850	3,077
	New York NY GO	5.000%	8/1/2031	16,015	17,289
	New York NY GO	5.000%	9/1/2031	1,550	1,675
	New York NY GO	5.000%	10/1/2031	15,145	16,375
	New York NY GO	5.000%	1/1/2032	3,790	3,940
	New York NY GO	5.000%	8/1/2032	3,000	3,005
	New York NY GO	5.000%	8/1/2032	15,375	16,725
	New York NY GO	5.000%	8/1/2032	6,320	6,875
	New York NY GO	5.000%	8/1/2032	9,625	10,470
	New York NY GO	5.000%	8/1/2032	13,290	14,457
	New York NY GO	5.000%	8/1/2033	4,530	4,964
	New York NY GO	5.000%	8/1/2033	15,730	17,236
	New York NY GO	5.000%	12/1/2033	1,000	1,041
	New York NY GO	5.000%	8/1/2034	14,745	16,220
[4,5]	New York NY GO TOB VRDO	2.190%	8/6/2026	13,325	13,325
	New York NY GO VRDO	3.050%	8/3/2026	555	555
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,720	2,974
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2027	1,875	1,899
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	755	768
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	3,510	3,516
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,130	1,166
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	33,440	34,493
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,036
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2028	1,140	1,171
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	2,050	2,128
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,715	2,720
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	500	521
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	7,400	7,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2030	2,250	2,360
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,900	4,908
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	7,830	8,399
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	850	899
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,077
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,415	1,495
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	9,000	9,014
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,775	1,895
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,000	1,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,500	1,629
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,000	2,150
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,000	1,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,350	1,481
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,325	1,327
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	1,865	1,878
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	2,960	2,980
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	1,450	1,459
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	515	518
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,430	2,442
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	2,000	2,009
	New York State Dormitory Authority College & University Revenue VRDO	2.940%	8/6/2026	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	5,325	5,325
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	587
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	300	300
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,000	1,000
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,225	1,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,870	1,894
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,850	3,903
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,490	1,493
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,840	7,030
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,805	4,944
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,200	1,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	6,220	6,382
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,700	2,804
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	11,980	12,262
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,870	1,960
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	623
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	945	1,001
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,345	4,442
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	300	311
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	3,830	4,172
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,305	2,450
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	750	764
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	580	616
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,425	2,582
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	18,730	18,041
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	5,000	5,271
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	11,055	12,122
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,900	3,008
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	1,350	1,400
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	9,900	10,620
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,015	10,743
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	11,035	11,161
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	10,500	11,391
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,000	5,008
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,475	5,591
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	10,000	10,515
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	11,900	13,048
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,330	5,844
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	4,880	4,888
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	2,295	2,298
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,000	1,002
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	16,615	18,386
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	7,110	7,868
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,004
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,400	2,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,690	2,766
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	3,090	3,241
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,000	5,246
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	300	320
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	5,000	5,330
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	2,000	2,164
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	6,915	7,464
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	18,350	20,061
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	6,210	6,789
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	10,000	11,023
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	10,000	11,111
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,500	1,503
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	1,405	1,439
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue, ETM	5.000%	10/1/2027	10	10
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,500	1,567
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,465	1,530
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,220	1,297
[4,5]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	2.190%	8/6/2026	1,140	1,140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	12,500	13,231
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	19,500	20,988
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	8,255	8,360
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	29,165	31,824
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	36,465	40,259
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,150	4,149
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	2,500	2,499
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,195	4,202
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,070	4,076
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,690	4,697
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,975	1,976
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	5,900	5,909
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	3,135	3,145
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	351
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/2030	1,395	1,321
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	2,245	2,178
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	23,260	22,798
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	7,050	6,991
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	845	845
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	185	185
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	205	205
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	11,950	11,953
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	25,445	25,499
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	8,995	9,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	6,290	6,292
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	48,800	48,850
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,550	3,557
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	21,250	21,254
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	28,660	28,660
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	11,230	11,235
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	780	767
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	1,620	1,595
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	19,155	18,881
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2030	13,450	13,238
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,540	1,522
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,470	6,477
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2030	35,000	34,657
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	30,750	30,188
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	3,505	3,441
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	940	924
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	12,840	12,708
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2031	20,000	19,775
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	11/1/2031	10,900	10,795
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	11/1/2031	17,375	17,208
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	23,295	22,792
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	33,310	33,059
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	9,170	9,138
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	13,585	13,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2032	5,845	5,667
[4,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	981	980
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	2,145	2,145
[2,4,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.260%	8/6/2026	15,865	15,865
[4,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	25,840	25,840
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.300%	8/5/2026	30,110	30,110
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.450%	8/5/2026	1,100	1,100
[4,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.460%	8/6/2026	14,600	14,600
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2026	3,675	3,699
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	3,085	3,168
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2028	2,085	2,178
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,000	1,059
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	4,160	4,456
	Norwich City School District BAN GO	4.000%	6/24/2027	6,650	6,699
[4]	Nuveen California AMT-Free Quality Municipal Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	24,600	24,600
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	4,000	4,003
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/2029	1,105	1,110
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2028	525	528
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2030	580	581
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2031	500	500
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2026	305	307
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2027	840	861
	Oneonta City School District BAN GO	4.000%	6/25/2027	4,155	4,188
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2027	565	572
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	625	648
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	230	240
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	600	666
[1]	Oriskany Central School District GO	2.375%	6/15/2030	285	264
[1]	Oyster Bay NY GO	2.000%	3/1/2027	5,045	5,014
[1]	Oyster Bay NY GO	2.000%	3/1/2028	5,145	5,058
[1]	Oyster Bay NY GO	2.000%	3/1/2029	5,250	5,006
	Pleasantville NY Union Free School District GO	2.500%	4/15/2029	270	260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	4,655	4,678
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	13,785	13,897
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/2026	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2027	6,750	6,883
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	7,890	8,148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	5,000	5,160
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	5,745	6,019
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,025	1,145
	Rochester NY BAN GO	4.000%	7/29/2027	20,000	20,222
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	10,000	10,283
	Sanford NY BAN GO	4.625%	3/12/2027	2,000	2,011
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2031	200	220
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2032	225	251
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (WSWHE Boces Project)	5.000%	7/1/2033	335	379
[4,5]	Sleepy Hollow Local Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	9,927	9,927
[1]	Southern Cayuga Central School District GO	2.750%	6/15/2029	210	203
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2028	200	201
[2]	Suffolk County NY GO	4.000%	4/1/2032	4,780	4,798
[2]	Suffolk County NY GO	3.000%	6/15/2032	4,000	3,813
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,051
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,500	1,602
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,095	1,185
[4,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.560%	8/6/2026	43,010	43,010
[4,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.560%	8/6/2026	47,450	47,450
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2027	455	456
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2028	460	462
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2029	470	474
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,731
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	8,700	8,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	3,265	3,365
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	30,000	31,254
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2028	1,000	1,053
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2029	505	541
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,995	17,241
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2030	1,500	1,631
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	3/1/2028	30,000	31,055
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	27,135	26,467
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.190%	8/6/2026	1,100	1,100
[4]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	2.190%	8/6/2026	2,080	2,080
[5]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.160%	8/6/2026	21,835	21,835
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2032	250	269
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2033	1,000	1,084
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	2,325	2,374
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,780	2,821
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,025	4,084
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,900	4,968
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,029
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,011
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,790	6,862
	Utica NY BAN GO	4.000%	8/28/2026	4,280	4,282
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	12,875	12,988
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	15,000	15,719
	Valhalla Union Free School District GO	2.750%	10/15/2030	260	247
	Valley Stream NY GO	5.250%	4/16/2027	1,300	1,311
	Vestal Fire District BAN GO	4.000%	8/7/2026	3,735	3,735
[6]	Vestal NY BAN GO	4.000%	8/6/2027	9,500	9,577
[6]	Vestal NY BAN GO	4.500%	8/6/2027	550	556
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,920	1,918
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,185	1,179
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,430	2,431
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,110	1,110
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	12,000	12,349
					4,224,164
North Carolina (1.2%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,335
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	7,695	7,717
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,702
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	10,850	11,351
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	9,345	8,803
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	5,970	6,434
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	8/3/2026	16,105	16,105
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,100	2,086
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	1,400	1,391
[4,5]	Concord NC Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,385	3,385
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,042
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,030	2,029
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,595	1,588
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,485	1,481
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2027	100	101
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2028	520	535
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2029	540	562
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2031	595	629
	Forsyth County NC GO	3.000%	5/1/2029	2,535	2,518
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	600	643
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2031	805	875
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2032	1,210	1,320
[4,5]	Holly Spring North Carolina Enterprises System Water Revenue TOB VRDO	2.190%	8/6/2026	1,055	1,055
	Inlivian Local or Guaranteed Housing Revenue (Trella Uptown Project) PUT	3.200%	6/1/2027	1,124	1,124
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,160	8,185
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,723
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,007
	Mecklenburg County NC GO	4.000%	4/1/2029	5,000	5,042
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,737
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	15,000	14,998
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	2,120	2,123
[4]	North Carolina GO PUT TOB	2.320%	10/15/2026	9,440	9,440
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/2029	1,835	1,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/2031	1,015	929
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	325	326
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2047	1,560	1,570
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2050	1,915	1,923
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	4,830	4,836
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	5,340	5,647
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,020	5,329
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	7,950	8,394
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,510	2,793
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2057	13,770	15,402
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/1/2057	7,625	8,655
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2027	1,000	1,005
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,760	2,846
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	2,280	2,276
[4]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	4,720	4,720
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/2026	1,575	1,574
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2026	865	865
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,545	1,556
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	565	565
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2027	900	904
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	600	603
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	1,125	1,125
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	625	625
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,190	2,302
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.200%	11/1/2030	8,495	8,317
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,565	1,535
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.350%	1/1/2031	1,825	1,812
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.600%	1/1/2031	1,500	1,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,335	1,337
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,805	1,910
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,425	2,579
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	366
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	390	408
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	42,780	45,339
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	5,000	5,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.500%	8/5/2026	32,460	32,460
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/6/2026	27,400	27,400
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/2028	750	693
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	3,210	3,233
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,080	1,087
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,888
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	720	719
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,060
[4,5]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	5,145	5,145
[4,5]	Selma Housing Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	2,470	2,470
	Union County NC Enterprise System Water Revenue	1.375%	6/1/2030	4,235	3,797
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.495%	12/1/2041	30,000	30,159
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	2.170%	8/6/2026	1,690	1,690
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	7,980	8,028
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,721
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2027	80	81
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2028	415	428
					421,836
North Dakota (0.2%)
	Bismarck ND GO	3.000%	5/1/2028	755	755
	Bismarck ND GO	3.000%	5/1/2029	725	719
	Bismarck ND Water Revenue	3.000%	4/1/2028	520	520
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	6,685	6,677
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	135	136
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	201
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,260	1,281
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	200	204
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,750	2,823
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	259
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	675	708
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,500	1,555
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	700	742
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	735	763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	694
	Horace ND GO	5.000%	5/1/2027	475	481
	Horace ND GO	5.000%	5/1/2029	670	693
	Horace ND GO	5.000%	5/1/2030	530	552
	Horace ND GO	5.000%	5/1/2033	610	644
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/2030	1,315	1,256
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	4,925	4,964
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/2053	2,430	2,506
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	3,265	3,534
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,380	1,489
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/2046	535	534
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/2047	195	195
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	2,620	2,758
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	2.150%	8/6/2026	24,900	24,900
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,765	1,773
	West Fargo ND GO	4.000%	5/1/2027	425	425
	Williston Basin School District No. 7 GO	5.000%	8/1/2028	1,230	1,280
	Williston Basin School District No. 7 GO	5.000%	8/1/2029	1,290	1,361
	Williston Basin School District No. 7 GO	5.000%	8/1/2030	1,355	1,448
					68,830
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	375	377
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	650	668
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	700	732
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	700	743
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	500	503
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	575	578
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	985	1,009
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	230	242
	Akron OH Income Tax Revenue	4.000%	12/1/2026	620	622
	Akron OH Income Tax Revenue	4.000%	12/1/2026	935	938
	Akron OH Income Tax Revenue	5.000%	12/1/2030	505	508
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,000	1,012
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	4,000	4,109
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	19,945	20,323
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	30,435	32,340
[5]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.100%	8/3/2026	19,175	19,175
[5]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.100%	8/3/2026	10,765	10,765
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2028	185	191
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2031	450	483
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2032	210	228
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2033	225	246
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,890	7,100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	4,750	4,997
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,715	1,747
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,230	4,306
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	6,090	6,317
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,000	3,145
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,090	6,479
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,240	2,368
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	5,880	6,281
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,065
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,680	2,827
[10]	Butler County OH GO	5.250%	12/1/2026	540	543
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,015	4,026
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,340	1,367
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/2029	3,950	3,770
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,625	1,646
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,000	980
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	4,100	4,147
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	4,040	4,082
	Cleveland OH GO	2.000%	12/1/2027	460	452
	Cleveland OH GO	2.000%	12/1/2028	615	595
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2027	555	564
	Cleveland State University College & University Revenue	5.000%	6/1/2028	515	516
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2028	500	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2029	650	684
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2030	545	581
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2031	635	684
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2032	720	781
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2033	750	819
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	1,980	2,011
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2028	1,385	1,423
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2029	2,910	3,019
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2027	125	127
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2028	155	161
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2029	175	184
[2]	Cloverleaf Local School District COP	4.000%	12/1/2028	220	226
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2027	300	302
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2029	250	253
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	1,460	1,417
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,315	2,232
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	4,960	4,728
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2030	650	692
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2031	600	647
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2032	575	625
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	3,500	3,510
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	4,620	4,605
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2029	800	797
[4,5]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Bridge Park J Block Project) PUT TOB	2.340%	10/15/2026	6,730	6,730
[4]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	5,060	5,137
[4,5]	Cuyahoga County OH GO TOB VRDO	2.190%	8/6/2026	2,760	2,760
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,003
[4,5]	Cuyahoga OH GO TOB VRDO	2.190%	8/6/2026	1,260	1,260
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	4,300	4,290
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	5.000%	8/1/2035	1,835	1,927
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue	5.000%	12/1/2033	1,000	1,018
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	970	971
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,023
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,065	1,079
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	265	266
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	875	876
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,225	3,290
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	3,140	3,164
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.050%	8/3/2026	16,815	16,815
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/6/2026	5,435	5,435
[9]	Freddie Mac Pool	2.650%	4/1/2029	321	309
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	500	501
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	10,000	10,215
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	600	610
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	720	742
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	325	338
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	628
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	406
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,135	1,195
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,660	1,737
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,460	2,593
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	1,740	1,825
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,480	1,481
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	3,000	3,006
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	3,000	3,005
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2026	2,250	2,267
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2028	1,750	1,841
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2030	1,000	1,084
	Horseheads Central School District BAN GO	5.000%	12/1/2026	6,775	6,821
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	8,550	8,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Lorain County OH BAN GO	4.000%	4/21/2027	2,625	2,636
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,300
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	4/1/2029	965	960
[2]	Lorain OH GO	4.000%	12/1/2026	350	351
[2]	Lorain OH GO	4.000%	12/1/2028	280	285
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	100
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	500	500
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	785	797
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	300	305
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	610	627
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	345	358
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,560	1,618
	Mid-Ohio Water & Sewer District Water Revenue BAN	3.600%	5/26/2027	10,455	10,436
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,940	4,962
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,115	1,135
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,101
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/2028	1,800	1,733
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	600	624
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	625	659
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	725	742
	Mount Vernon OH BAN GO	4.500%	6/2/2027	13,220	13,266
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	5,100	5,102
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2027	100	102
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	220	229
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	261
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	5.000%	12/1/2035	750	780
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	12,320	12,381
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	20,745	20,354
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	12,255	12,126
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,566
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	6,825	6,786
	Ohio GO	5.000%	5/1/2029	1,000	1,060
	Ohio GO	5.000%	5/1/2030	1,000	1,076
	Ohio GO	5.000%	11/1/2030	20,000	21,684
	Ohio GO	5.000%	5/1/2031	1,530	1,667
	Ohio GO	5.000%	11/1/2031	15,000	16,442
	Ohio GO	5.000%	5/1/2032	12,440	13,689
	Ohio GO	5.000%	11/1/2032	8,500	9,401
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	145	146
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	500	504
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	295	300
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2028	1,190	1,204
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	15,555	16,314
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,030	6,352
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,025	1,062
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	500	517
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,000	1,029
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	5,755	6,185
[4,5]	Ohio Health, Hospital, Nursing Home Revenue PUT TOB	2.340%	9/17/2026	3,250	3,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/3/2026	8,305	8,305
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2026	1,535	1,537
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2032	565	616
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2033	325	357
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2034	640	707
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2027	650	656
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2028	680	692
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2029	715	730
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2031	795	809
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	700	703
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	375	383
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2029	450	462
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2030	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2031	645	665
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2026	350	350
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2027	735	738
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2028	400	409
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	100
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2028	395	405
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/2028	655	631
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	1,645	1,621
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2029	1,440	1,457
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	2,000	2,000
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2027	500	505
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2028	525	542
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2029	1,105	1,158
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2027	150	152
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2028	300	310
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2029	200	210
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2030	625	664
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2031	250	269
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2032	650	706
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2033	1,100	1,204
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2016 Project)	5.000%	5/1/2029	315	314
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2027	175	177
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2033	135	139
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	145	147
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	184
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	175
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	275	286
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	292
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	6,000	5,960
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.390%	12/1/2042	5,000	4,989
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	185	186
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	1,000	1,007
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	190	192
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,000	1,013
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	400	406
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,000	1,018
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	515	539
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/2048	3,180	3,198
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,170	1,153
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	4,495	4,629
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	3,040	3,179
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	7,585	8,187
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,305	3,545
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	9,890	10,689
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	1,605	1,745
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	7,680	8,482
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	3,780	4,197
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,210	1,212
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	4,200	4,201
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,935	1,913
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	2,585	2,890
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,435
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,553
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,600	1,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,550
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,833
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,931
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,475
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	255	252
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	645	637
[4,5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,114	3,114
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	9,425	9,500
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	20,510	20,510
	Reading Community City School District GO	3.000%	11/1/2030	590	578
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,155	1,161
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	545	556
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,840	2,843
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,492
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,455	1,456
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,860	1,861
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	5,920	5,922
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2026	925	928
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2027	970	983
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2028	725	741
[2]	Springboro Community City School District GO	0.000%	12/1/2033	490	379
[2]	Springboro Community City School District GO	0.000%	12/1/2034	640	475
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2032	275	293
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	125	134
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2034	265	284
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,071
[1]	Toledo OH GO	5.000%	12/1/2030	1,200	1,285
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF - Toledo LLC - University of Toledo Project)	5.000%	7/1/2029	1,415	1,415
	University of Akron College & University Revenue	4.000%	1/1/2027	2,875	2,886
	University of Akron College & University Revenue	5.000%	1/1/2029	4,570	4,574
	University of Akron College & University Revenue	5.000%	1/1/2030	4,515	4,519
	University of Akron College & University Revenue	5.000%	1/1/2031	1,590	1,591
	University of Akron College & University Revenue	5.000%	1/1/2032	800	801
	University of Akron College & University Revenue	5.000%	1/1/2032	120	120
	University of Akron College & University Revenue, ETM	4.000%	1/1/2027	125	126
[3,4]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.448%	6/1/2036	930	924
[2]	Wright State University College & University Revenue	5.000%	5/1/2027	545	553
					751,996
Oklahoma (0.8%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2030	1,045	1,111
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2031	2,260	2,427
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2034	400	405
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,040	1,059
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2029	900	947
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,150	1,237
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	900	976
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,000	1,093
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,310	1,312
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,070	1,071
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/2030	2,000	2,005
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,745	2,305
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	5,130	4,256
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,120	1,695
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	700	743
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	515	554
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	9,810	10,549
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	600	653
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2032	700	770
[4]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB VRDO	2.190%	8/6/2026	3,165	3,165
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2029	7,190	7,605
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2030	15,245	16,346
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	15,860	17,205
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	10,435	11,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	7,800	8,613
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2034	6,705	7,444
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	651
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	1,175	1,189
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	680	694
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	810	832
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,032
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,160
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	2,875	2,963
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	3,850	3,965
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2029	1,000	1,058
	Oklahoma County Independent School District No. 1 Putnam City GO	3.125%	5/1/2028	16,000	15,997
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	15,250	15,607
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2029	15,750	16,198
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2030	13,250	13,688
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	22,260	22,753
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,805	1,805
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	2,005	2,007
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,250	1,252
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	900	901
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	2,400	2,401
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,645	2,680
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2028	4,400	4,502
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	1,200	1,225
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	4,480	4,544
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Astoria Creek Project) PUT	3.150%	2/1/2028	1,475	1,475
[6]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.500%	3/1/2058	10,455	11,847
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	5,460	6,030
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	750
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Villages at Rose Hill Project) PUT	3.125%	6/1/2029	725	722
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	6,900	6,832
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	525	570
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2033	750	822
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,000	2,183
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2033	1,000	985
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2026	200	200
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2027	1,010	1,017
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2029	275	279
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	105	107
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	175	180
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	160	166
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	190	198
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	195	204
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	160	168
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	245	258
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	600	608
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	405
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,234
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	4,720	4,812
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2026	400	401
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2027	330	337
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	470	490
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2029	575	609
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	805	864
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	1,705	1,851
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	2,545	2,782
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2031	1,500	1,502
	University of Oklahoma College & University Revenue	5.000%	7/1/2027	740	755
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	500	501
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	665	692
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,205	1,276
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	735	789
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2031	2,200	2,392
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2032	1,500	1,646
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2033	1,400	1,549
					286,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.7%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.200%	11/15/2029	745	743
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	320	318
	Benton & Polk School District No. 17J GO	0.000%	6/15/2029	2,500	2,261
	Clackamas Community College District GO	5.000%	6/15/2029	625	664
	Clackamas Community College District GO	5.000%	6/15/2031	1,000	1,091
	Clackamas Community College District GO	5.000%	6/15/2032	1,000	1,103
	Clackamas Community College District GO	5.000%	6/15/2033	1,240	1,381
	Clackamas Community College District GO	5.000%	6/15/2034	1,115	1,248
	Clackamas County School District No. 115 GO	0.000%	6/15/2027	3,575	3,487
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	0.000%	6/15/2028	1,250	1,178
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	302
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	300	306
	Forest Grove OR College & University Revenue	5.000%	5/1/2028	1,255	1,279
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2026	1,945	1,946
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,040	1,062
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,475	1,561
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	8/6/2026	4,000	4,000
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	557
	Multnomah County OR GO	5.000%	6/15/2027	25,000	25,515
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2032	5,815	5,563
	Multnomah County School District No. 40 GO	0.000%	6/15/2027	500	487
	Multnomah County School District No. 40 GO	0.000%	6/15/2028	500	471
	Multnomah County School District No. 40 GO	0.000%	6/15/2029	500	455
	Multnomah County School District No. 40 GO	0.000%	6/15/2030	500	437
	Multnomah-Clackamas OR Counties Riverdale School District No. 51JT GO	0.000%	6/15/2030	1,210	1,059
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2027	1,000	1,017
	Oregon (Article XI-F(1) Projects) GO	5.000%	8/1/2030	2,060	2,224
	Oregon (Article XI-F(1) Projects) GO	5.000%	8/1/2031	1,425	1,558
	Oregon (Article XI-F(1) Projects) GO	5.000%	8/1/2032	800	884
	Oregon (Article XI-G Project) GO	5.000%	8/1/2031	1,240	1,355
	Oregon (Article XI-G Project) GO	5.000%	8/1/2032	1,065	1,177
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2030	2,135	2,305
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	244
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	189
	Oregon City School District No. 62 GO	0.000%	6/15/2029	230	210
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	439
	Oregon City School District No. 62 GO	0.000%	6/15/2031	585	493
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	505
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2027	1,200	1,222
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2028	2,375	2,473
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2029	1,000	1,060
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2030	1,320	1,421
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2031	3,000	3,271
	Oregon GO	4.000%	8/1/2033	1,650	1,658
	Oregon GO	5.000%	12/1/2052	920	950
	Oregon GO	5.500%	12/1/2053	3,155	3,349
	Oregon GO	6.250%	6/1/2056	5,610	6,285
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	10,215	10,729
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	515	518
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	3,290	3,276
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	13,340	13,382
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	12,890	13,798
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	1,370	1,506
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,850	2,072
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	3,335	3,371
[4,5]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Jami Court Apartments Project) TOB VRDO	2.390%	8/6/2026	2,103	2,103
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/2049	3,210	3,220
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	870	869
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,205	1,204
[4,5]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,053	3,053
[4,5]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	1,500	1,500
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,430	12,543
	Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2034	1,235	1,330
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,550	16,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	300	301
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	285	290
	Oregon State Lottery Revenue	5.000%	4/1/2029	4,900	5,184
	Oregon State Lottery Revenue	5.000%	4/1/2030	2,310	2,480
	Oregon State Lottery Revenue	5.000%	4/1/2032	2,180	2,397
	Pendleton OR GO	3.000%	6/15/2030	250	244
	Port of Morrow OR GO	4.000%	12/1/2026	170	170
	Port of Morrow OR GO	4.000%	6/1/2027	535	538
	Port of Morrow OR GO	4.000%	12/1/2027	240	242
	Port of Morrow OR GO	4.000%	6/1/2028	1,105	1,117
	Port of Morrow OR GO	4.000%	12/1/2028	1,045	1,057
	Portland Community College District GO	5.000%	6/15/2028	1,770	1,772
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2030	2,975	2,978
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,770	1,906
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2031	10,600	11,562
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2031	3,360	3,680
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2032	2,235	2,473
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2033	11,435	11,445
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	196
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,876
	Seaside School District No. 10 GO	5.000%	6/15/2031	1,000	1,018
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	152
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2028	225	230
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2029	250	258
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2030	320	332
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	320	320
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/2032	1,000	1,000
					241,946
Pennsylvania (3.5%)
[4,5]	Abington School District GO TOB VRDO	2.410%	8/6/2026	11,225	11,225
	Adams County General Authority College & University Revenue	5.000%	8/15/2026	1,480	1,481
	Adams County General Authority College & University Revenue	5.000%	8/15/2027	1,225	1,248
	Adams County General Authority College & University Revenue	5.000%	8/15/2028	1,635	1,692
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	975	969
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2027	530	532
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2028	1,825	1,881
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2028	1,555	1,563
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2029	1,690	1,696
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2030	900	901
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	925	922
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.845%	2/1/2033	4,065	4,063
	Allegheny County Higher Education Building Authority College & University Revenue, ETM	5.000%	10/15/2026	90	90
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,675	1,718
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	2,000	2,048
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	5,065	5,177
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	8,115	8,514
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,920	1,960
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	3,000	3,054
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.740%	11/15/2026	2,000	1,996
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	103,235	102,648
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	1,205	1,258
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	378
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/2029	600	631
[2]	Allentown City School District GO	3.000%	2/1/2028	100	100
[2]	Allentown City School District GO	5.000%	2/1/2029	2,245	2,352
[2]	Allentown City School District GO	5.000%	2/1/2033	1,785	1,868
[2]	Allentown City School District GO	5.000%	6/1/2035	1,875	1,878
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	1,950	1,976
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2028	2,345	2,415
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	30	32
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	2,925	2,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	410	422
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	3,795	3,855
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	3,690	3,733
	Bethel Park School District GO	5.000%	8/1/2028	1,590	1,656
	Bethel Park School District GO	5.000%	8/1/2029	1,800	1,905
	Bethel Park School District GO	5.000%	8/1/2030	1,765	1,892
	Bethel Park School District GO	4.000%	8/1/2031	2,500	2,500
	Bethel Park School District GO	5.000%	8/1/2031	900	976
	Bethel Park School District GO	5.000%	8/1/2032	465	508
	Bethel Park School District GO	5.000%	8/1/2033	390	430
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	521
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2027	1,095	1,115
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2028	455	470
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2029	1,000	1,042
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	661
[2]	Bristol Township School District GO	5.000%	6/1/2027	545	554
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	471
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	589
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	794
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	835
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	550	557
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2028	550	565
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	2,320	2,422
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	2,600	2,706
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	253
[4]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	2.280%	8/6/2026	5,600	5,600
[1]	Butler Area School District GO	5.000%	10/1/2030	550	590
[1]	Butler Area School District GO	5.000%	10/1/2032	975	1,067
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,125	2,126
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,185	1,186
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	985	985
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2026	1,010	1,013
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	2,500	2,502
[4]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2034	705	725
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	675	675
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	880	910
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	967
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2030	2,560	2,699
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2031	2,685	2,854
	Chichester School District GO	3.000%	10/15/2027	1,605	1,596
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	8,000	8,061
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	415	430
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	10,000	10,251
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	125	125
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	25,000	26,662
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	1,705	1,712
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,393
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	10,000	10,911
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	5,000	5,501
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,500	2,625
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2027	395	400
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	520	543
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	510	538
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2033	530	560
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	915	503
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	3,725	2,049
	Delaware County Authority Government Fund/Grant Revenue	5.000%	10/1/2031	1,500	1,488
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2029	5,000	5,115
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/2029	1,270	1,331
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.935%	3/1/2057	13,470	13,469
	Downingtown Area School District GO	5.000%	11/1/2031	200	219
	Downingtown Area School District GO	5.000%	11/1/2032	550	607
	Downingtown Area School District GO	5.000%	11/1/2033	650	724
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	580	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	795	800
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	600	604
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	500	503
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	850	863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	355	360
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	910	922
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	730	744
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,000	2,017
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,450	1,458
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	735	738
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	75	75
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2033	1,780	1,695
	Easton Area School District GO	4.000%	4/1/2027	370	373
	Easton Area School District GO	5.000%	4/1/2028	325	326
	Easton Area School District GO	5.000%	2/1/2031	780	795
	Easton Area School District GO	4.000%	4/1/2032	345	347
	Easton Area School District GO	4.000%	4/1/2033	270	271
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/2032	1,910	1,913
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2028	355	360
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	522
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2029	1,150	1,152
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2031	1,265	1,266
	Exeter Township School District GO	5.000%	9/1/2030	1,105	1,185
	Exeter Township School District GO	5.000%	9/1/2031	1,590	1,692
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2026	1,070	1,073
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2027	650	657
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2028	630	641
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2030	910	922
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	4,120	4,322
[4]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,135	3,136
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2026	1,165	1,170
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2027	510	521
[2]	Lackawanna County PA GO	4.000%	3/15/2027	500	502
	Lackawanna County PA GO TRAN	3.875%	12/31/2026	10,000	9,978
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	840	851
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	605	606
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	512
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	593
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	970	1,007
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	680	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	350	371
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	370	396
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2032	775	834
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2026	320	321
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2027	445	454
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2028	450	467
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2029	500	526
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2030	500	531
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	10,000	10,529
[1]	Lancaster PA GO	5.000%	11/1/2027	795	796
[2]	Lancaster School District GO	5.000%	6/1/2030	250	268
[2]	Lancaster School District GO	5.000%	6/1/2031	250	271
[2]	Lancaster School District GO	5.000%	6/1/2032	375	411
	Lansdale Borough PA GO	2.000%	10/1/2026	300	299
	Latrobe IDA College & University Revenue	5.000%	3/1/2027	150	151
	Latrobe IDA College & University Revenue	5.000%	3/1/2028	150	152
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	175	179
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	125	128
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2029	1,130	1,133
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	285	285
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2027	1,135	1,138
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2028	810	811
[4,5]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	33,045	33,045
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	4,325	4,396
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,080	1,120
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,475	1,550
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,000	1,062
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	935	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	3.875%	5/1/2028	670	668
	Lycoming County Authority College & University Revenue (AICUP Financing Program), ETM	4.000%	11/1/2026	540	542
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.375%	7/1/2032	1,020	985
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	805	818
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	565	585
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	650	681
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,640	1,719
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	440	462
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,355	1,436
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2027	815	821
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,030	2,031
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	750	774
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,000	2,064
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	750	790
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,125	3,219
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,925	1,979
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,540	1,581
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	1,285	1,318
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,460	1,462
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	1,500	1,553
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	5,015	5,213
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	2,950	3,055
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	2,050	2,118
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,868
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	325	327
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	10	10
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	40	40
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	8,360	8,586
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	19,720	20,084
[1]	Moon Area School District GO	5.000%	11/15/2028	1,490	1,560
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	535	535
	New Hope-Solebury School District GO	2.500%	2/15/2030	570	545
[1]	Newport PA School District GO	2.450%	8/15/2029	285	272
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2029	750	800
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2030	2,900	3,136
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,805	1,807
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,625	2,814
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,080	1,167
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,640	1,796
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2028	480	480
	Northern York County School District GO	4.000%	11/15/2026	955	958
	Northern York County School District GO	4.000%	11/15/2028	820	837
	Penn Delco School District GO	4.000%	6/1/2027	200	202
	Penn Delco School District GO	4.000%	6/1/2029	350	358
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2026	1,315	1,318
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2028	1,455	1,490
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2030	1,605	1,661
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2032	1,240	1,310
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,126
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	7,030	7,035
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,270	1,273
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	300	305
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	370	376
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	435	448
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	485	514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	5,200	5,568
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	4,000	4,008
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	35,195	37,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	10,000	10,704
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	2,325	2,503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2032	2,090	2,163
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	1,150	1,229
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	14,395	15,127
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	36,070	38,567
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.740%	11/15/2026	1,825	1,823
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	29,140	29,074
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2027	1,285	1,295
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2028	700	719
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2029	580	606
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2030	500	530
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	13,655	13,543
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	350	355
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	215	215
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	935
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	11,460	12,119
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,805	2,805
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	16,485	17,474
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.200%	5/1/2028	2,670	2,663
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,520	1,553
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,059
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,090	1,172
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	8/3/2026	17,400	17,400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2026	500	502
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	500	507
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2027	330	325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/2027	400	400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2027	375	384
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	750	783
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	325	342
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	625	661
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2030	750	800
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/2031	1,665	1,501
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2031	1,000	1,067
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2031	1,000	1,073
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/2032	1,160	1,003
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2032	750	808
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2032	985	1,065
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2046	165	165
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2048	4,995	4,991
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2049	605	604
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2049	1,895	1,878
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	1,835	1,811
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	895	888
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,630	3,501
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	8,685	8,772
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	4,025	4,148
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	10,337	10,820
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	3,351	3,520
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	5,145	5,505
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	20,565	21,939
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	2,505	2,678
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	19,245	20,755
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	15,325	17,024
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	15,714	17,516
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	11,173	12,506
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	2,795	3,083
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	4,980	5,652
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	645	635
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,825	2,810
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,775	2,761
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	7,181	7,181
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.200%	8/6/2026	4,655	4,655
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	375	386
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,125	1,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	1,000	1,016
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	4,170	4,560
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	2,545	2,778
[4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.310%	8/6/2026	8,980	8,980
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	125	126
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2032	765	769
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2028	500	522
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2029	500	530
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2030	600	643
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	1,300	1,300
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,250	1,275
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,180	1,228
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,000	1,057
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,600	1,690
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,140
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	1,150	1,230
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,240	1,342
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,500	2,525
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,000	3,029
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	840	847
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,590	3,619
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	450	451
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	1,930	1,918
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	400	394
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/2029	300	296
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2027	335	338
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	2,385	2,396
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	3,100	3,171
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2026	390	391
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	310	316
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	320	328
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	350
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	517
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,110	4,140
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2031	2,100	2,161
	Philadelphia PA GO	5.000%	8/1/2026	5,055	5,055
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2030	7,500	7,989
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2031	3,400	3,663
[11]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,020
[1,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.355%	9/1/2040	20,450	20,366
[2]	Plum Boro PA School District GO	3.300%	9/15/2029	100	100
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	13,635	13,635
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	18,160	18,160
	School District of Philadelphia GO	5.000%	9/1/2026	2,690	2,694
	School District of Philadelphia GO	5.000%	9/1/2026	1,645	1,648
[1,13]	School District of Philadelphia GO	5.000%	6/1/2027	105	107
	School District of Philadelphia GO	5.000%	9/1/2027	1,335	1,364
	School District of Philadelphia GO	5.000%	9/1/2028	2,253	2,257
	School District of Philadelphia GO	5.000%	9/1/2028	1,305	1,359
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,041
	School District of Philadelphia GO	5.000%	9/1/2029	12,050	12,071
	School District of Philadelphia GO	5.000%	9/1/2029	1,570	1,659
	School District of Philadelphia GO	5.000%	9/1/2030	1,190	1,192
	School District of Philadelphia GO	5.000%	9/1/2030	2,665	2,855
	School District of Philadelphia GO	5.000%	9/1/2032	850	879
	School District of Philadelphia GO	5.000%	9/1/2032	1,075	1,159
	School District of Philadelphia GO	5.000%	9/1/2033	480	496
	School District of Philadelphia GO	5.000%	9/1/2033	6,180	6,470
	School District of Philadelphia GO	5.000%	9/1/2033	1,425	1,532
[1]	Scranton PA GO	5.000%	11/15/2028	770	798
[1]	Scranton PA GO	5.000%	11/15/2029	625	654
[1]	Scranton PA GO	5.000%	11/15/2030	920	972
[1]	Scranton PA GO	5.000%	11/15/2031	1,675	1,781
	Scranton PA School District GO	5.000%	12/1/2026	1,050	1,056
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,744
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	325	332
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	500	519
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	525	551
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	550	583
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2027	45	45
	Souderton Area School District GO	4.000%	9/1/2032	1,110	1,127
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2027	300	304
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2028	215	221
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2029	250	260
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	16,185	17,037
[4]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue TOB VRDO	2.190%	8/6/2026	4,000	4,000
[2]	Spring Cove School District GO	3.000%	11/15/2026	70	70
	Springfield Delaware County School District GO	3.000%	3/1/2030	450	441
	State Public School Building Authority College & University Revenue	5.000%	6/15/2027	525	534
	State Public School Building Authority College & University Revenue	5.000%	6/15/2028	555	575
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2027	1,200	1,223
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2028	2,035	2,101
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2029	125	132
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	175	186
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2031	230	246
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2032	235	252
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,258
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	385	387
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	17,870	17,965
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	9,510	9,562
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,105	1,111
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2029	3,500	3,692
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2030	2,500	2,675
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2031	4,620	5,006
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2032	5,750	6,298
	Twin Valley School District GO	3.000%	4/1/2029	500	498
	Unionville-Chadds Ford School District GO	4.000%	6/1/2031	4,400	4,412
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2026	1,005	1,006
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	22,120	23,270
	Upper St. Clair Township PA GO	2.550%	5/15/2030	500	476
	Washington County PA IDA College & University Revenue (Aicup Financing Program)	5.000%	11/1/2027	1,000	1,015
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	312
	Westmoreland County PA GO	5.000%	8/15/2028	1,655	1,719
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	674
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	705	701
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	2,295	2,322
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	975	997
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	8,000	7,811
[2]	Woodland Hills School District GO	4.000%	9/1/2026	600	600
[2]	Woodland Hills School District GO	4.000%	9/1/2027	630	637
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,020	4,095
					1,250,231
Puerto Rico (0.8%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	20,012	20,410
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	80,960	85,480
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	37,889	40,885
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	6,814	6,814
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	5,620	5,792
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,710	2,830
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	6,370	6,647
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	41,230	43,452
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	300	317
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	800	851
[11]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2032	1,135	1,135
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2026	125	126
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	810	830
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,080	1,117
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,090	1,140
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	14,909	14,488
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	30,021	27,211
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,716	1,559
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	20,985	17,766
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	663	561
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	19,496	15,217
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	755	752
					297,229
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2031	4,910	5,124
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2029	850	893
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2030	1,000	1,061
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	6,375	6,780
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,500
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,585	1,644
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	400	416
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,400	1,475
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,215	1,276
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	300	317
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	680	727
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,535	1,636
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	429
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	450	486
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,890	2,041
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	500	542
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/2026	300	299
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/2027	600	583
[12]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/2027	3,395	3,395
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.300%	4/1/2028	950	952
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	2,610	2,620
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/2049	3,315	3,285
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	2,475	2,477
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	3,890	3,844
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/2050	1,160	1,157
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	2,775	2,727
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,265	4,689
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,590	1,593
[12]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	4,450	4,451
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	10/1/2027	655	654
[12]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	6,190	6,191
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2027	435	436
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,501
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,500	1,501
					68,702
South Carolina (1.2%)
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,128
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,905
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,054	6,063
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	6,000	6,239
	Fort Mill School District No. 4 GO	4.000%	3/1/2032	5,850	5,876
[4]	Goose Creek SC Special Assessment Revenue	5.000%	10/1/2035	405	417
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	7,380	7,437
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	6,255	6,449
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	3,125	3,287
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,865	1,871
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	3,915	4,003
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,110	4,270
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	820	852
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	830	874
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	840	894
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,072
	Lancaster County SC School District GO	4.000%	3/1/2029	9,560	9,621
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,000	1,005
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,195	1,196
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2028	720	753
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2029	1,195	1,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2029	1,130	1,198
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2030	1,110	1,183
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2030	650	696
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2031	2,765	2,973
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2031	2,410	2,604
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2032	2,910	3,157
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2032	1,740	1,895
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2033	3,060	3,318
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2033	3,140	3,397
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	11/15/2029	275	292
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	11/15/2030	350	375
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2032	400	440
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2033	500	551
[12]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2033	625	687
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2028	1,360	1,382
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	32,005	34,030
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	67,855	71,817
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2028	1,810	1,812
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2028	3,200	3,234
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2028	5,495	5,645
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2029	3,825	3,884
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2030	4,190	4,217
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2031	1,525	1,534
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	900	904
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	10,250	10,250
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	250	252
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	360	371
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2029	270	283
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	300	319
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	415	442
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2032	200	218
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2033	285	313
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2034	560	620
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2029	4,475	4,761
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2030	2,955	3,178
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,415	1,538
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	360	370
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2032	595	612
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	470	472
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	820	842
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	695	695
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	350	359
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	605	624
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	320	330
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	300	309
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,380	23,100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,000	1,028
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,000	5,184
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	510	528
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,665
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,338
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Wesley Commons Project)	3.875%	10/1/2030	2,250	2,239
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/2026	290	291
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	11,460	12,224
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	14,885	16,140
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2026	3,000	3,002
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	535	525
[4,12]	South Carolina Medical University Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.240%	8/6/2026	2,760	2,760
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	175	176
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	927
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	927
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	600	629
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	975	1,037
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	3,345	3,556
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	700	744

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	1,550	1,666
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	4,000	4,298
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	850	913
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2031	1,000	1,086
South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/2029	275	268
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2026	450	450
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	320	320
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	115	115
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,890	1,900
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,350	1,351
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2027	1,425	1,468
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	2,850	2,987
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2029	500	532
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	730	784
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2031	1,500	1,629
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2048	760	764
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	5,375	5,389
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	1,885	1,861
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,080	2,068
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	4,690	4,861
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,550	3,808
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	11,880	13,139
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	4,655	5,102
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,750
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	940	962
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,085
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2027	3,485	3,472
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	625	624
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,355	2,339
South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	2,850	2,847
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/2026	10,065	10,066
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/2027	3,600	3,600
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	200	203
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,450	2,530
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,780	1,864
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,185	2,316
				418,293
South Dakota (0.2%)
Lincoln County SD College & University Revenue	5.000%	8/1/2027	200	202
Lincoln County SD College & University Revenue	5.000%	8/1/2028	200	204
Lincoln County SD College & University Revenue	5.000%	8/1/2029	270	277
Lincoln County SD College & University Revenue	5.000%	8/1/2030	285	294
Lincoln County SD College & University Revenue	5.000%	8/1/2031	450	465
Lincoln County SD College & University Revenue	5.000%	8/1/2032	490	505
Lincoln County SD College & University Revenue	5.000%	8/1/2033	525	542
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/2030	2,000	2,035
South Dakota Conservancy District Water Revenue	5.000%	8/1/2032	2,840	2,898
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	720	721
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	750	764
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	11,215	11,734
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	23,845	25,546
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	7,015	7,015
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,440	1,277
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2047	455	455
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2051	605	603
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	7,170	7,086
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,255	1,237
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	1,285	1,264
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/2053	4,540	4,665
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,240	2,356
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2056	1,525	1,697
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,810	1,998
				75,840
Tennessee (2.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,120	1,166
Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/2032	1,300	1,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,311
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,262
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,022
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	4/1/2029	1,700	1,686
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,015	1,051
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	300	325
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,927
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,835	1,837
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,500	1,512
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,000	1,007
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	500	503
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,020	3,091
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,015	1,020
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,499
[4]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	11,290	11,137
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (525 Flats Porject) PUT	2.700%	6/1/2029	625	613
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,407
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,905	1,898
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2029	1,360	1,341
	McMinnville-Warren County Industrial Development Board Local or Guaranteed Housing Revenue (Beersheba Heights Tower Project) PUT	2.750%	9/1/2027	3,250	3,236
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	2.900%	7/1/2027	1,825	1,821
	Memphis TN GO	5.000%	4/1/2028	3,565	3,701
	Memphis TN GO	5.000%	10/1/2028	3,435	3,602
	Memphis TN GO	5.000%	4/1/2029	3,565	3,767
	Memphis TN GO	5.000%	4/1/2030	3,565	3,825
	Memphis TN GO	5.000%	10/1/2030	3,435	3,710
	Memphis TN GO	5.000%	4/1/2031	3,565	3,876
	Memphis TN GO	5.000%	5/1/2033	2,000	2,151
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,060	1,065
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2027	600	609
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	600	621
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	735	743
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2030	1,000	1,059
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	570	570
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	460	464
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	1,115	1,122
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	470	470
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2027	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2028	545	542
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,000	4,199
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	10,700	11,233
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,465	2,641
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	15,170	16,354
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	9,000	9,768
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	11,840	12,915
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	5,000	5,180
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	4,085	4,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,041
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,260	5,269
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,943	14,964
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	2.850%	7/1/2027	900	898
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	640	640
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,500	1,508
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	5,450	5,446
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	7/1/2030	855	837
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,580	2,568
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	820	852
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	1,055	1,095
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,740	1,860
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	700	748
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2029	5,865	6,032
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	9,535	10,370
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	6,500	7,142
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	7,215	7,998
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2027	1,375	1,383
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2028	1,400	1,423
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2031	2,170	2,252
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,865	1,861
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	18,125	18,125
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	26,210	27,961
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,050	1,062
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,235	2,312
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	2,005	2,026
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,600	2,727
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,365	3,567
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,875	1,890
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,095	3,307
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	4,300	4,610
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,785	4,066
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	30,515	31,750
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,175	2,288
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2026	1,140	1,141
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2027	2,810	2,820
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2027	2,240	2,254
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2028	2,925	2,947
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2028	2,375	2,392
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	64,355	64,818
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	76,125	79,508
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	19,135	20,154
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	4,695	4,702
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	10,585	10,656
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2027	1,000	1,019
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2028	2,185	2,249
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2032	2,380	2,484
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2033	2,750	2,871
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	30,475	31,640
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	48,000	50,334
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	101,290	103,653
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	7,040	7,333
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2028	1,045	1,032
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2042	925	927
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/2049	3,480	3,511
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,015	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/2032	1,075	989
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/2050	1,895	1,907
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/2051	2,555	2,531
	Washington County TN GO	5.000%	6/1/2030	4,820	4,996
	Washington County TN GO	5.000%	6/1/2031	5,060	5,238
	Washington County TN GO	5.000%	6/1/2032	10,630	10,981
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,240	4,259
					766,960
Texas (10.4%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/2031	2,510	2,288
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2027	11,962	11,962
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,590
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2028	1,540	1,527
[17]	Aldine Independent School District GO	5.000%	2/15/2031	2,250	2,434
[17]	Aldine Independent School District GO	4.000%	2/15/2032	3,000	3,010
[17]	Aldine Independent School District GO	5.000%	2/15/2032	2,400	2,624
[17]	Aldine Independent School District GO	5.000%	2/15/2033	6,500	7,174
	Allen TX GO	5.000%	8/15/2029	800	849
	Allen TX GO	5.000%	8/15/2030	700	753
	Allen TX GO	5.000%	8/15/2031	700	762
	Alvin College GO	5.000%	2/15/2032	1,490	1,616
[4]	Anna TX Special Assessment Revenue	4.000%	9/15/2036	500	481
[17]	Argyle Independent School District GO PUT	4.000%	8/15/2028	6,255	6,363
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	200	200
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/2034	770	751
	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.750%	8/15/2034	1,070	1,054
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	1,000	1,023
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2026	1,250	1,259
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2027	845	867
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	1,505	1,567
[4]	Aubrey TX Special Assessment Revenue	4.375%	12/31/2030	773	771
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	699	701
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,200	1,224
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,526
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2028	500	520
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	1,000	1,057
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2030	1,000	1,069
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2031	1,250	1,349
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2032	2,000	2,175
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2033	1,500	1,641
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	12,110	12,169
[17]	Austin Independent School District GO	5.000%	8/1/2030	1,610	1,613
[17]	Austin Independent School District GO	4.000%	8/1/2032	1,100	1,100
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2027	2,500	2,573
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2028	2,750	2,881
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2029	2,900	3,085
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	3,500	3,673
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	3,000	3,196
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	6,235	6,642
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	4,000	4,314
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	2,800	3,020
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	8,495	9,341
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	14,830	16,433
[17]	Barbers Hill Independent School District GO	5.000%	2/15/2030	2,780	2,969
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2027	500	510
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	1,550	1,634
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	500	527
	Bexar County Hospital District GO	5.000%	2/15/2028	325	336
	Bexar County Hospital District GO	5.000%	2/15/2029	1,000	1,054
	Bexar County Hospital District GO	5.000%	2/15/2030	1,850	1,978
	Bexar County Hospital District GO	5.000%	2/15/2030	1,155	1,235
	Bexar County Hospital District GO	5.000%	2/15/2031	1,500	1,623
	Bexar County Hospital District GO	5.000%	2/15/2031	735	795
	Bexar County Hospital District GO	5.000%	2/15/2032	3,690	4,032
	Bexar County Hospital District GO	5.000%	2/15/2033	1,550	1,707
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	485	480
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	1,045	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue VRDO	2.090%	8/6/2026	64,300	64,300
	Board of Regents of the University of Texas System College & University Revenue VRDO	2.150%	8/6/2026	1,390	1,390
[17]	Boerne Independent School District GO PUT	3.125%	2/1/2027	1,400	1,400
[17]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,451
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,450	8,454
[17]	Brazosport Independent School District GO	3.000%	2/15/2029	1,505	1,500
[17]	Brazosport Independent School District GO	3.000%	2/15/2030	2,490	2,457
[1]	Brownsville TX Utilities System Water Revenue	5.000%	9/1/2031	2,000	2,154
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,270	1,270
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,230	1,230
[17]	Burleson Independent School District GO	5.000%	8/1/2026	1,000	1,000
[17]	Burleson Independent School District GO	5.000%	8/1/2027	2,375	2,431
[17]	Burleson Independent School District GO	5.000%	8/1/2028	640	668
[17]	Burleson Independent School District GO	5.000%	8/1/2029	565	600
[17]	Burleson Independent School District GO	5.000%	8/1/2030	750	807
[17]	Burleson Independent School District GO	5.000%	8/1/2031	3,000	3,266
	Cameron County TX GO	5.000%	2/15/2031	2,680	2,886
	Cameron County TX GO	5.000%	2/15/2031	1,630	1,755
	Cameron County TX GO	5.000%	2/15/2032	2,815	3,060
	Cameron County TX GO	5.000%	2/15/2032	1,715	1,864
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,129
[17]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/2032	1,010	1,020
[17]	Castleberry Independent School District GO	4.000%	2/15/2033	1,335	1,337
[17]	Celina Independent School District GO	5.000%	2/15/2029	500	526
[17]	Celina Independent School District GO	5.000%	2/15/2030	500	534
[17]	Celina Independent School District GO	5.000%	2/15/2031	500	541
[4]	Celina TX Special Assessment Revenue	2.875%	9/1/2027	40	39
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	200	202
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	500	505
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	1,225	1,173
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,500	1,547
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	750	773
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	3,200	3,355
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,200	1,257
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,780	1,890
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	3,000	3,224
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2032	3,500	2,886
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2027	1,400	1,413
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2028	745	768
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2029	1,565	1,641
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2030	2,135	2,271
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2031	4,000	4,307
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,445	9,435
[10,16]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	4,815	4,810
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	8,140	7,613
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	8,500	7,652
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2030	415	359
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	30,660	32,367
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2027	900	914
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2029	1,000	1,049
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2030	1,325	1,407
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2031	1,445	1,550
[17]	Clear Creek Independent School District GO	5.000%	2/15/2032	1,740	1,902
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	945	945
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	308
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	310	321
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2031	150	159
	College Station TX GO	3.300%	2/15/2033	1,340	1,305
	Collin County Community College District College & University Revenue	5.000%	8/15/2031	6,780	7,375
	Collin County Community College District College & University Revenue	5.000%	8/15/2032	7,120	7,818
[17]	Corpus Christi Independent School District GO	5.000%	8/15/2029	1,000	1,061
[17]	Corpus Christi Independent School District GO	5.000%	8/15/2030	1,000	1,076
[17]	Corpus Christi Independent School District GO	5.000%	8/15/2032	1,450	1,591
	Corpus Christi TX GO	5.000%	3/1/2030	270	287
	Corpus Christi TX GO	5.000%	3/1/2031	305	328
	Corpus Christi TX GO	5.000%	3/1/2032	465	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX GO	5.000%	3/1/2033	1,200	1,309
	Corpus Christi TX GO	5.000%	3/1/2034	1,380	1,512
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2028	325	337
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	125	131
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	1,000	1,053
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2030	175	186
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	1,500	1,614
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2032	1,000	1,082
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	105
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	211	210
[17]	Crowley Independent School District GO	5.000%	2/1/2032	550	601
[17]	Crowley Independent School District GO	5.000%	2/1/2033	495	546
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	1,195	1,231
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,325	1,361
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	2,490	2,607
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	1,980	2,073
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	9,440	10,038
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	7,815	8,424
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	3,400	3,665
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,410	6,424
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	840	840
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	4,789	4,827
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	470	480
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	9,385	9,361
[17]	Dallas Independent School District GO	5.000%	2/15/2031	3,700	4,006
[17]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,827
[17]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,827
[17]	Dallas Independent School District GO PUT	5.000%	2/15/2029	3,330	3,477
[17]	Dallas Independent School District GO PUT	5.000%	2/15/2030	5,140	5,431
[17]	Dallas Independent School District GO PUT	5.000%	2/15/2030	20,650	21,805
[17]	Dallas Independent School District GO PUT	5.000%	2/15/2031	13,275	14,219
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2029	1,295	1,374
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2030	1,360	1,459
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2031	1,430	1,548
	Dallas TX GO	5.000%	2/15/2028	2,835	2,934
	Dallas TX GO	5.000%	2/15/2030	15,000	16,017
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	2,375	2,376
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	2,230	2,230
[4,5]	Dallas TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,135	2,135
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	6,740	6,747
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2034	11,670	11,671
[4]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	190	191
	Del Mar College District GO	5.000%	8/15/2030	1,750	1,878
	Del Mar College District GO	5.000%	8/15/2031	1,365	1,481
	Del Mar College District GO	5.000%	8/15/2032	855	936
	Del Mar College District GO	5.000%	8/15/2033	1,395	1,539
	Del Mar College District GO	5.000%	8/15/2034	540	599
	Denton County TX GO	4.000%	7/15/2033	2,575	2,575
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	232
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	228
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	430	436
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	456
[17]	Denton Independent School District GO PUT	4.000%	8/15/2030	12,200	12,513
[4,17]	Denton Independent School District GO TOB VRDO	2.190%	8/6/2026	3,910	3,910
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	10,435	10,435
[17]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,199
[17]	Dripping TX Springs Independent School District GO	5.000%	2/15/2029	1,010	1,064
[17]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2029	240	253
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2032	3,000	3,296
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2033	1,935	2,143
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,350	2,374
[17]	Eagle Mountain & Saginaw Independent School District GO PUT, Prere.	4.000%	8/1/2027	25	25
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2028	335	348
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2029	600	633
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2030	450	480
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	242
	Ector County Hospital District GO	5.000%	9/15/2026	700	701
	Ector County Hospital District GO	5.000%	9/15/2027	1,070	1,083
[17]	Ector County Independent School District GO PUT	4.000%	8/15/2027	19,170	19,366
[1]	El Paso County Hospital District GO	5.000%	2/15/2027	1,010	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	El Paso County Hospital District GO	5.000%	8/15/2027	1,225	1,248
[1]	El Paso County Hospital District GO	5.000%	2/15/2028	1,715	1,766
[1]	El Paso County Hospital District GO	5.000%	8/15/2028	775	803
[1]	El Paso County Hospital District GO	5.000%	2/15/2029	1,905	1,993
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	705	739
[1]	El Paso County Hospital District GO	5.000%	2/15/2030	1,625	1,722
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	765	810
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,685	1,806
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	2,700	2,886
	El Paso County Hospital District GO	5.000%	8/15/2031	3,715	3,752
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,175	2,348
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	2,055	2,235
[17]	El Paso Independent School District GO	4.000%	8/15/2033	2,250	2,251
[17]	El Paso Independent School District GO	5.000%	8/15/2033	1,420	1,568
	El Paso TX GO	4.000%	8/15/2029	1,440	1,441
	El Paso TX GO	4.000%	8/15/2032	4,975	4,977
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2032	4,045	4,389
[17]	Elgin Independent School District GO	5.000%	8/1/2030	500	537
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	5,560	5,355
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	5.000%	1/1/2033	4,130	4,405
	Fair Oaks Ranch TX GO	2.500%	2/1/2029	530	511
[17]	Forney Independent School District GO	5.000%	8/15/2031	1,720	1,867
[17]	Forney Independent School District GO	5.000%	8/15/2032	2,190	2,402
[1]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	325	325
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	640	639
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	65	65
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	170	167
[4]	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue TOB VRDO	2.190%	8/6/2026	10,125	10,125
	Fort Bend County TX GO	5.000%	3/1/2029	1,525	1,606
	Fort Bend County TX GO	5.000%	3/1/2030	2,435	2,602
	Fort Bend County TX GO	5.000%	3/1/2030	1,195	1,277
	Fort Bend County TX GO	5.000%	3/1/2031	2,565	2,775
	Fort Bend County TX GO	5.000%	3/1/2031	1,435	1,553
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2027	1,000	1,013
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2028	500	517
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2029	1,150	1,208
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2030	755	804
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2031	1,000	1,078
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2032	600	652
[17]	Fort Bend Independent School District GO	4.000%	2/15/2032	4,430	4,462
[17]	Fort Bend Independent School District GO	4.000%	2/15/2033	1,000	1,006
[17]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	18,115	18,115
[17]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	14,620	14,553
	Fort Worth TX GO	4.000%	3/1/2031	5,140	5,251
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	5.000%	10/1/2032	1,300	1,359
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	8,580	8,110
[17]	Galena Park Independent School District GO	3.000%	8/15/2030	1,750	1,712
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2026	400	400
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2028	250	259
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	300	319
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	530	568
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2032	650	703
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	270	273
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	335	340
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	245	254
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2029	330	347
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	450	480
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	370	399
[17]	Georgetown Independent School District GO	5.000%	2/15/2028	500	518
[17]	Georgetown Independent School District GO	5.000%	2/15/2029	500	526
[17]	Georgetown Independent School District GO	5.000%	2/15/2030	350	374
[17]	Georgetown Independent School District GO	5.000%	2/15/2031	525	568
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2027	850	870
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	1,050	1,098
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2029	1,750	1,857
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	4,200	4,196
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	26,335	27,023
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2027	845	855
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,170	1,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	3,455	3,619
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	1,715	1,821
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	2,750	2,952
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	1,375	1,476
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2032	1,445	1,564
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	1,515	1,652
[17]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	3,000	3,203
[17]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2031	1,765	1,909
[17]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2032	4,495	4,914
[17]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2033	1,850	2,042
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2029	1,715	1,758
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2030	2,040	2,101
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2031	2,140	2,210
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2032	1,050	1,086
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2033	1,155	1,190
[17]	Hallsville TX Independent School District GO	4.000%	2/15/2033	1,000	1,013
[17]	Hardin-Jefferson Independent School District GO	2.500%	8/15/2030	410	389
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	47,410	50,363
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	2,090	2,144
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,815	2,816
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,100	1,154
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	6,000	6,259
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,590	1,591
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	10,000	10,604
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	11,810	12,755
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	10,000	10,838
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	18,325	20,117
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	20,000	21,978
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,195	2,195
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	20,250	21,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	25,850	27,130
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	2,950	3,165
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	4,585	4,639
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/5/2026	1,740	1,740
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/5/2026	2,955	2,955
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/5/2026	73,015	73,015
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/5/2026	23,260	23,260
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.180%	8/6/2026	50,000	50,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.520%	2.680%	11/15/2046	37,375	37,370
	Harris County Cultural Education Facilities Finance Corp.Electric Power & Light Revenue (Teco Project)	5.000%	11/15/2030	475	486
	Harris County Hospital District GO	5.000%	2/15/2030	1,070	1,072
[4,5]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	1,275	1,275
[4]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	1,130	1,130
[4]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	3,865	3,865
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,183
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	12,640	12,979
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,565	1,632
	Harris County TX GO	5.000%	9/15/2027	1,300	1,333
	Harris County TX GO	5.000%	9/15/2032	3,190	3,493
	Harris County TX GO	5.000%	9/15/2033	4,550	5,021
	Harris County TX Highway Revenue	5.000%	8/15/2028	3,000	3,004
[4,5]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,770	2,770
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2027	4,925	4,729
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	5,760	5,352
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,714
[11]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,320	5,458
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	600	641
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/2031	1,000	1,082
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/2032	1,500	1,640
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	706
	HHA Fountainview PFC Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	1,075	1,065
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	200	206
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	240	246
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	500	518
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	475	489
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	220	226
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	3,855	3,849
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	2,060	2,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.890%	8/1/2027	2,920	2,915
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,859
[17]	Houston Independent School District GO	5.000%	2/15/2031	6,750	7,327
	Houston Independent School District GO	5.000%	7/15/2032	1,500	1,648
	Houston Independent School District GO PUT	5.000%	7/15/2028	23,515	24,376
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,010	3,111
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	7,990	8,234
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	5,000	5,325
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2033	1,000	1,000
	Houston TX Combined Utility System Water Revenue VRDO	2.190%	8/6/2026	69,120	69,120
	Houston TX GO	5.000%	3/1/2028	150	156
	Houston TX GO	5.000%	3/1/2028	400	415
	Houston TX GO	5.000%	3/1/2029	425	447
	Houston TX GO	5.000%	3/1/2030	1,250	1,332
	Houston TX GO	5.000%	3/1/2030	550	586
	Houston TX GO	5.000%	3/1/2030	725	773
	Houston TX GO	5.000%	3/1/2031	2,200	2,372
	Houston TX GO	5.000%	3/1/2031	850	917
	Houston TX GO	5.000%	3/1/2031	675	728
	Houston TX GO	5.000%	3/1/2032	5,320	5,790
	Houston TX GO	5.000%	3/1/2033	7,410	8,127
[4]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.190%	8/6/2026	1,500	1,500
[4]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.260%	8/6/2026	9,525	9,525
[1,4]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.260%	8/6/2026	7,315	7,315
[4]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.310%	8/6/2026	19,600	19,600
[1,4]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.310%	8/6/2026	4,960	4,960
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2028	1,775	1,787
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2030	2,015	2,036
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2031	1,015	1,025
[17]	Hutto Independent School District GO	5.000%	8/1/2028	315	329
[17]	Hutto Independent School District GO	5.000%	8/1/2029	425	450
[17]	Hutto Independent School District GO	5.000%	8/1/2030	225	242
[17]	Hutto Independent School District GO	5.000%	8/1/2031	400	435
[17]	Hutto Independent School District GO PUT	4.000%	8/1/2028	3,750	3,813
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2026	460	461
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	420	420
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	475	475
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	1,055	1,055
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2034	1,665	1,666
[17]	Irving Independent School District GO	5.000%	2/15/2027	2,850	2,885
[17]	Irving Independent School District GO	5.000%	2/15/2028	1,445	1,496
[17]	Irving Independent School District GO	5.000%	2/15/2029	1,550	1,633
[17]	Irving Independent School District GO	5.000%	2/15/2030	1,160	1,241
[17]	Irving Independent School District GO	5.000%	2/15/2030	2,900	3,102
[17]	Irving Independent School District GO	5.000%	2/15/2031	3,745	4,055
[17]	Irving Independent School District GO	5.000%	2/15/2032	3,585	3,590
[17]	Irving Independent School District GO	5.000%	2/15/2033	3,000	3,311
	Jefferson County Housing Finance Corp.Local or Guaranteed Housing Revenue (Timbers Edge Apartments Project) PUT	3.000%	6/1/2028	1,875	1,870
[17]	Joshua Independent School District GO	5.000%	8/15/2027	350	358
[17]	Joshua Independent School District GO	5.000%	8/15/2028	435	454
[17]	Joshua Independent School District GO	5.000%	8/15/2029	425	451
[17]	Joshua Independent School District GO	5.000%	8/15/2030	840	902
[17]	Joshua Independent School District GO	5.000%	8/15/2031	500	543
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	6,500	6,761
[17]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,002
[4,17]	Katy Independent School District GO TOB VRDO	3.150%	8/3/2026	5,460	5,460
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/2030	1,985	1,989
[4]	Kyle TX Special Assessment Revenue	4.375%	9/1/2028	300	302
	Kyle TX Special Assessment Revenue	4.125%	9/1/2031	310	309
[1]	La Salle County TX GO	5.000%	3/1/2027	765	774
[1]	La Salle County TX GO	5.000%	3/1/2029	1,625	1,701
[1]	La Salle County TX GO	5.000%	3/1/2030	1,150	1,220
[1]	La Salle County TX GO	5.000%	3/1/2031	2,530	2,709
[1]	La Salle County TX GO	5.000%	3/1/2032	2,740	2,950
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	240	243
[4]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/2027	204	204
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/2028	450	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/2029	450	474
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/2030	500	534
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/2031	1,250	1,352
[4,5,17]	Lamar Consolidated Independent School District GO TOB VRDO	2.190%	8/6/2026	1,780	1,780
[4,17]	Lamar Consolidated Independent School District GO TOB VRDO	2.190%	8/6/2026	1,765	1,765
[4,17]	Lamar Consolidated Independent School District GO TOB VRDO	2.190%	8/6/2026	3,390	3,390
	Laredo TX GO	5.000%	2/15/2027	1,000	1,012
	Laredo TX GO	5.000%	2/15/2029	1,510	1,584
	Laredo TX GO	5.000%	2/15/2030	1,200	1,277
	Laredo TX GO	5.000%	2/15/2031	1,000	1,076
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,640	1,586
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	910	894
[4]	Lavon TX Special Assessment Revenue	3.500%	9/15/2027	357	354
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	99
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	150
[17]	Leander Independent School District GO	0.000%	8/15/2026	900	899
	Leander Independent School District GO	0.000%	8/15/2026	1,400	1,399
[17]	Leander Independent School District GO	0.000%	8/15/2027	600	582
	Leander Independent School District GO	0.000%	8/15/2027	1,500	1,454
[17]	Leander Independent School District GO	0.000%	8/15/2028	1,100	1,034
	Leander Independent School District GO	0.000%	8/15/2028	1,000	938
[17]	Leander Independent School District GO	0.000%	8/15/2029	600	544
	Leander Independent School District GO	0.000%	8/15/2029	625	566
[17]	Leander Independent School District GO	0.000%	8/16/2029	500	448
[17]	Leander Independent School District GO	0.000%	8/15/2030	600	524
[17]	Leander Independent School District GO	0.000%	8/15/2031	315	265
[17]	Leander Independent School District GO	0.000%	8/15/2032	400	323
[17]	Leander Independent School District GO	0.000%	8/15/2033	540	418
[4,17]	Leander Independent School District GO TOB VRDO	2.190%	8/6/2026	3,165	3,165
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.960%	4/1/2027	2,410	2,406
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2028	20,000	19,733
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,405	2,393
[4]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/2027	173	170
[4]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/2027	109	108
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	200	187
[17]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,003
[17]	Llano Independent School District GO	5.000%	2/15/2027	1,410	1,427
[17]	Llano Independent School District GO	5.000%	2/15/2031	1,000	1,027
	Lone Star College System GO	4.000%	2/15/2032	1,250	1,250
[17]	Longview Independent School District GO	5.000%	2/15/2027	1,700	1,721
[17]	Longview Independent School District GO	5.000%	2/15/2028	2,500	2,587
[17]	Longview Independent School District GO	5.000%	2/15/2029	2,240	2,357
[17]	Longview Independent School District GO	5.000%	2/15/2030	1,800	1,922
[17]	Longview Independent School District GO	5.000%	2/15/2031	2,750	2,974
[17]	Longview Independent School District GO	5.000%	2/15/2033	6,490	7,139
[17]	Lovejoy Independent School District GO	5.000%	2/15/2032	1,860	2,034
[17]	Lovejoy Independent School District GO	5.000%	2/15/2033	2,000	2,208
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2027	1,200	1,221
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2030	1,900	2,029
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2031	3,000	3,239
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2031	1,700	1,836
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	4,900	5,335
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	2,150	2,341
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	7,500	8,229
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	2,500	2,743
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	14,075	14,471
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,035	26,881
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	2,120	2,158
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,200	1,249
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,795	1,893
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,750	1,872
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	6,450	6,899
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,650	3,949
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	1,000	1,045
[4]	Lowry Crossing TX Special Assessment Revenue	4.250%	9/15/2030	300	302
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	415	412
[17]	Mabank Independent School District GO	5.000%	8/15/2027	275	281
[17]	Mabank Independent School District GO	5.000%	8/15/2028	390	408
[17]	Mabank Independent School District GO	5.000%	8/15/2030	800	862
[17]	Mabank Independent School District GO	5.000%	8/15/2031	775	844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	15,980	16,034
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	1,415	1,415
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	7,815	8,136
[17]	McKinney Independent School District GO	5.000%	2/15/2029	850	894
[17]	McKinney Independent School District GO	5.000%	2/15/2030	1,165	1,242
[17]	McKinney Independent School District GO	5.000%	2/15/2031	750	809
	McKinney TX GO	5.000%	8/15/2027	400	409
	McKinney TX GO	5.000%	8/15/2029	325	345
	McKinney TX GO	5.000%	8/15/2030	325	349
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2029	350	369
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2030	500	534
[17]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	555	552
[17]	Melissa Independent School District GO	5.000%	2/1/2029	500	526
[17]	Melissa Independent School District GO	5.000%	2/1/2030	500	533
[17]	Melissa Independent School District GO	5.000%	2/1/2031	500	540
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2026	550	551
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,050	1,071
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	2,250	2,334
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,035	4,040
[17]	Mesquite Independent School District GO	5.000%	8/15/2032	3,545	3,550
[4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/2030	700	708
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	250
[17]	Midway Independent School District/McLennan County GO	4.000%	8/15/2032	2,000	2,019
[17]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2030	2,560	2,570
[17]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2031	1,230	1,233
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[17]	Montgomery Independent School District GO	5.000%	2/15/2031	890	963
[17]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,345	3,396
[17]	New Boston Independent School District GO	2.700%	8/15/2030	515	496
[17]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	302
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	400	408
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	330
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	462
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,461
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,115	1,163
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,200	1,319
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,500	8,848
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	2,035	2,041
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/2027	865	857
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	280	298
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	4.000%	1/1/2029	210	211
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	145	146
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	178
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	215	222
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	285	298
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	421
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	334
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,545	2,545
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.500%	10/1/2035	750	794
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,035	1,035
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	3,265	3,268
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,615	1,606
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,000	1,052
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,105	1,179
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,670	1,774
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	646
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	600	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	900	976
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	650	700
[17]	North East TX Independent School District GO	5.000%	8/1/2030	5,140	5,533
[17]	North East TX Independent School District GO	5.000%	8/1/2031	5,990	6,521
[17]	North East TX Independent School District GO	5.000%	8/1/2032	5,240	5,754
[17]	North East TX Independent School District GO	5.000%	8/1/2033	1,410	1,563
[17]	North East TX Independent School District GO PUT	3.750%	8/1/2027	2,755	2,772
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2032	1,000	1,006
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	301	301
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	5,500	5,466
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2029	600	611
[4]	North Texas Municipal Water District Water System Water Revenue TOB VRDO	2.190%	8/6/2026	4,000	4,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,895	18,054
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,225	1,265
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,915	2,011
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,225	1,289
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	5,190	5,459
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	15,000	15,970
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	8,320	8,858
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	12,055	12,996
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,110	2,287
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,555	3,833
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	24,895	13,080
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	4,500	1,507
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	10,375	9,639
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	10,395	9,322
[17]	Northside Independent School District GO	5.000%	8/15/2028	540	564
[17]	Northside Independent School District GO	5.000%	8/15/2030	1,000	1,077
[17]	Northside Independent School District GO	5.000%	8/15/2031	1,260	1,372
[17]	Northside Independent School District GO	4.000%	8/15/2032	1,060	1,060
[17]	Northside Independent School District GO	5.000%	8/15/2032	1,000	1,099
[17]	Northside Independent School District GO PUT	3.000%	8/1/2026	56,525	56,525
[17]	Northside Independent School District GO PUT	2.000%	6/1/2027	9,980	9,882
[17]	Northside Independent School District GO PUT	3.450%	8/1/2027	9,825	9,838
[17]	Northside Independent School District GO PUT	3.550%	6/1/2028	25,330	25,434
[17]	Northside Independent School District GO PUT	3.100%	8/1/2029	17,610	17,560
[17]	Northwest Independent School District GO	5.000%	2/15/2031	600	649
	Odessa TX GO	4.000%	3/1/2028	2,000	2,024
[17]	Palestine Independent School District GO	4.000%	2/15/2032	1,000	1,000
[17]	Pampa Independent School District GO	4.000%	8/15/2027	1,895	1,896
	Parker County TX GO	4.000%	2/15/2032	1,220	1,224
[17]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	7,690	7,699
	Pearland TX GO	5.000%	3/1/2030	1,355	1,415
	Pearland TX GO	5.000%	3/1/2030	970	971
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2026	1,015	1,017
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2030	2,120	2,216
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2027	500	506
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	950	983
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,510	1,591
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2030	1,680	1,797
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2031	1,275	1,354
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	103
	Plano TX GO	3.000%	9/1/2027	450	450
	Plano TX GO	3.100%	9/1/2033	4,010	3,842
	Port Arthur Independent School District GO	4.000%	2/15/2033	1,000	1,000
[17]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2029	610	601
	Potter County TX GO	3.000%	2/1/2028	500	498
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 2 Project)	4.500%	9/1/2030	284	287
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 3 Project)	4.250%	9/1/2031	225	227
[17]	Prosper Independent School District GO	5.000%	2/15/2027	250	253
[17]	Prosper Independent School District GO	5.000%	2/15/2028	1,000	1,035
[17]	Prosper Independent School District GO	5.000%	2/15/2029	1,150	1,212
[17]	Prosper Independent School District GO	4.000%	2/15/2030	1,400	1,406
[17]	Prosper Independent School District GO	5.000%	2/15/2030	900	961
[17]	Prosper Independent School District GO	5.000%	2/15/2031	1,000	1,082
[17]	Prosper Independent School District GO	5.000%	2/15/2032	1,750	1,911
[17]	Prosper Independent School District GO	5.000%	2/15/2033	2,000	2,206
[17]	Prosper Independent School District GO PUT	4.000%	8/15/2028	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	9,838	9,824
[17]	Rankin Independent School District GO	5.000%	2/15/2027	1,000	1,012
[17]	Rankin Independent School District GO	5.000%	2/15/2028	1,000	1,036
[17]	Rankin Independent School District GO	5.000%	2/15/2029	2,995	3,160
[17]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,050
[17]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,528
[17]	Rankin Independent School District GO	5.000%	2/15/2032	1,325	1,381
[17]	Rankin Independent School District GO	5.000%	2/15/2033	865	873
[17]	Rankin Independent School District GO	5.000%	2/15/2034	645	651
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2027	450	453
[17]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	11,790	12,620
[17]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	16,980	18,218
[17]	Royse City TX Independent School District GO	0.000%	2/15/2031	820	700
[17]	Royse City TX Independent School District GO	0.000%	2/15/2032	1,100	901
	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	823	803
[4]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	672	656
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	1,700	1,700
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	515	525
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2029	1,300	1,365
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2030	1,000	1,065
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,510	2,519
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	230
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	802
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	337
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,953
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2027	5,320	5,439
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2028	10,125	10,510
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2029	11,435	12,044
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2030	14,705	15,669
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	1,500	1,517
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/2028	3,325	3,221
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,000	1,034
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,745	1,763
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	4,000	4,208
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,305	2,425
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,052
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,200	2,314
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,500	4,801
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,360	4,652
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,000	1,067
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,500	1,619
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,835	1,981
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	3,000	3,001
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,105	2,108
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,955	2,981
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10,000	10,002
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	7,660	7,596
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,865	10,869
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	10,055	9,855
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	9,755	9,674
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	27,390	27,241
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	43,745	43,105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	53,275	52,266
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	19,335	18,819
	San Antonio TX GO	5.000%	2/1/2029	600	632
	San Antonio TX GO	5.000%	2/1/2029	100	105
	San Antonio TX GO	5.000%	2/1/2030	750	802
	San Antonio TX GO	5.000%	2/1/2030	1,750	1,871
	San Antonio TX GO	5.000%	2/1/2031	600	650
	San Antonio TX GO	5.000%	2/1/2031	1,360	1,473
	San Antonio TX GO	5.000%	2/1/2033	1,000	1,104
	San Antonio TX GO	5.000%	2/1/2033	1,300	1,435
[4,5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	13,160	13,160
[17]	San Antonio TX Independent School District GO	5.000%	8/15/2029	1,200	1,273
[17]	San Antonio TX Independent School District GO	5.000%	8/15/2030	115	115
[17]	San Antonio TX Independent School District GO	5.000%	8/15/2030	1,000	1,076
[17]	San Antonio TX Independent School District GO	5.000%	8/15/2031	2,225	2,423
[17]	San Antonio TX Independent School District GO	5.000%	8/15/2032	1,250	1,373
[17]	San Antonio TX Independent School District GO	5.000%	8/15/2033	2,500	2,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue	5.000%	5/15/2027	1,000	1,018
	San Antonio Water System Water Revenue	5.000%	5/15/2029	1,000	1,058
	San Antonio Water System Water Revenue	5.000%	5/15/2030	1,000	1,074
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,405	11,343
	San Patricio County TX GO	5.000%	4/1/2027	140	142
	Schertz TX GO	3.000%	2/1/2030	210	205
[17]	Sherman TX Independent School District GO	5.000%	2/15/2029	1,000	1,053
[17]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,001
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,532
[17]	South San Antonio TX Independent School District GO	0.000%	8/15/2029	1,000	903
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,125	1,195
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	325	325
[17]	Southwest Independent School District GO	5.000%	2/1/2028	1,005	1,038
[17]	Southwest Independent School District GO	5.000%	2/1/2030	1,775	1,898
[17]	Southwest Independent School District GO	5.000%	2/1/2030	1,300	1,390
[17]	Southwest Independent School District GO	5.000%	2/1/2031	1,000	1,082
[17]	Spring Independent School District GO	5.000%	8/15/2029	500	531
	Spring Independent School District GO	5.000%	8/15/2029	1,100	1,163
[17]	Spring Independent School District GO	5.000%	8/15/2030	560	603
	Spring Independent School District GO	5.000%	8/15/2030	4,500	4,819
[17]	Spring Independent School District GO	4.000%	8/15/2031	2,145	2,145
[17]	Spring Independent School District GO	4.000%	8/15/2032	3,545	3,535
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2029	875	926
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,760	20,769
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,001
	Tarrant County College District GO	5.000%	8/15/2028	1,565	1,629
	Tarrant County College District GO	5.000%	8/15/2029	3,195	3,380
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,019
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	312
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,038
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	422
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,067
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,134
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,690	1,821
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	16,875	18,042
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,135	1,177
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	540	568
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/2027	305	308
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	27,490	28,974
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	9,645	10,219
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	13,800	14,619
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	25,860	28,054
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	61,315	66,166
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	11,805	12,799
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/5/2026	5,995	5,995
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/5/2026	1,110	1,110
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.160%	8/6/2026	1,950	1,950
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.200%	8/6/2026	7,165	7,165
[4]	Tarrant County Hospital District GO TOB VRDO	3.150%	8/3/2026	11,085	11,085
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,330	1,357
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,400	3,418
	Temple TX GO	4.000%	8/1/2032	1,630	1,637
[17]	Temple TX Independent School District GO	5.000%	2/1/2028	1,105	1,143
[17]	Temple TX Independent School District GO	5.000%	2/1/2029	1,280	1,346
[17]	Temple TX Independent School District GO	5.000%	2/1/2030	1,575	1,682
[17]	Terrell TX Independent School District GO	5.000%	8/1/2031	370	402
[17]	Terrell TX Independent School District GO	5.000%	8/1/2032	650	714
[17]	Terrell TX Independent School District GO	5.000%	8/1/2033	1,500	1,662
[6,17]	Texarkana Independent School District GO PUT	4.000%	8/15/2027	11,475	11,590
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,565	1,592
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,300	1,352
	Texas A&M University College & University Revenue	5.000%	5/15/2029	2,145	2,268
	Texas A&M University College & University Revenue	5.000%	5/15/2030	2,310	2,480
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/2032	2,300	2,275
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/2049	780	786
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/2051	5,535	5,503
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	1,505	1,488
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/2054	12,330	13,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	8,870	9,794
[6]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.250%	7/1/2057	12,365	13,851
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,750
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	7,000	7,009
	Texas GO	4.000%	8/1/2026	1,450	1,450
	Texas GO	4.000%	8/1/2027	500	501
	Texas GO	4.000%	8/1/2028	1,250	1,251
	Texas GO	5.000%	10/1/2028	11,795	12,352
	Texas GO	4.000%	8/1/2029	1,250	1,251
	Texas GO	4.000%	8/1/2030	1,500	1,501
	Texas GO	5.000%	8/1/2030	3,500	3,570
	Texas GO	5.000%	10/1/2030	14,000	15,123
	Texas GO	4.000%	8/1/2031	1,250	1,250
	Texas GO	5.000%	10/1/2031	7,420	7,584
	Texas GO	5.000%	10/1/2032	13,550	13,832
	Texas GO	5.000%	10/1/2033	3,500	3,570
	Texas GO VRDO	2.250%	8/5/2026	3,725	3,725
	Texas GO VRDO	2.350%	8/5/2026	42,960	42,960
	Texas GO VRDO	2.350%	8/5/2026	18,050	18,050
	Texas GO VRDO	2.350%	8/5/2026	1,690	1,690
	Texas GO VRDO	2.350%	8/5/2026	1,065	1,065
	Texas GO VRDO	2.350%	8/5/2026	40,380	40,380
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,000	1,007
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	16,175	16,362
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.080%	12/15/2026	5,765	5,766
[3]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 67% of TSFR3M + 1.045%	3.500%	9/15/2027	2,310	2,315
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	7,700	7,751
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	17,195	17,586
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	20,260	20,934
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	6,875	7,125
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,345	10,765
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2029	5,480	5,681
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2030	5,625	5,865
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2031	5,470	5,805
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	80,045	83,981
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2031	1,700	1,765
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2032	4,515	4,691
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2028	550	560
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2028	360	367
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2029	1,100	1,130
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2029	275	283
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2030	1,500	1,551
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2030	410	424
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2031	1,730	1,796
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2031	400	415
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2032	2,150	2,234
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2032	500	519
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2033	5,120	5,323
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2033	1,670	1,736
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2034	1,500	1,557
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2034	1,395	1,448
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2026	870	870
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2027	2,030	2,030
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2028	645	645
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	4,180	4,225
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	1,065	1,073
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	3,630	3,650
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	1,120	1,125
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2032	615	642
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	15,565	16,333
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	2,500	2,605
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	1,640	1,656
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	725	742
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	640	661
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,810	1,872
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,000	1,049
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,000	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/2049	1,145	1,151
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	12/1/2026	1,935	1,934
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,750	1,754
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	485	484
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,643
[1,4]	Texas State Technical College & University Revenue TOB VRDO	2.360%	8/6/2026	13,875	13,875
	Texas State University System	2.620%	8/19/2026	15,398	15,397
	Texas State University System College & University Revenue	5.000%	3/15/2027	5,250	5,327
	Texas State University System College & University Revenue	5.000%	3/15/2028	10,500	10,898
	Texas State University System College & University Revenue	5.000%	3/15/2028	6,045	6,274
	Texas State University System College & University Revenue	5.000%	3/15/2029	5,500	5,790
[6]	Texas State University System College & University Revenue	5.000%	3/15/2029	1,500	1,559
	Texas State University System College & University Revenue	5.000%	3/15/2029	4,180	4,402
	Texas State University System College & University Revenue	5.000%	3/15/2030	5,500	5,875
[6]	Texas State University System College & University Revenue	5.000%	3/15/2030	1,325	1,393
	Texas State University System College & University Revenue	5.000%	3/15/2030	5,530	5,907
	Texas State University System College & University Revenue	5.000%	3/15/2031	7,340	7,940
[6]	Texas State University System College & University Revenue	5.000%	3/15/2031	1,085	1,155
[6]	Texas State University System College & University Revenue	5.000%	3/15/2032	1,095	1,177
	Texas State University System College & University Revenue	5.000%	3/15/2032	10,000	10,927
	Texas State University System College & University Revenue	5.000%	3/15/2033	5,390	5,944
[6]	Texas State University System College & University Revenue	5.000%	3/15/2033	540	583
[4]	Texas Transportation Finance Corp. Highway Revenue TOB VRDO	2.190%	8/6/2026	1,250	1,250
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	2,000	2,009
	Texas Water Development Board Water Revenue	5.000%	10/15/2027	1,450	1,491
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,885	1,957
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,000	1,038
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	3,650	3,830
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	1,420	1,490
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,240	2,369
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,000	2,115
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	2,500	2,665
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	3,450	3,678
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	2,300	2,469
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	3,000	3,221
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	5,240	5,245
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	10,000	10,097
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,000	5,405
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,495	1,627
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,350	1,394
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,000	1,024
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	7,700	7,704
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	3,760	3,761
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	3,000	3,120
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,760	1,770
[4]	Texas Water Development Board Water Revenue PUT TOB	2.360%	9/3/2026	4,960	4,960
[4]	Texas Water Development Board Water Revenue TOB VRDO	2.190%	8/6/2026	1,820	1,820
[4]	Texas Water Development Board Water Revenue TOB VRDO	2.200%	8/6/2026	1,200	1,200
	Texas Woman's University College & University Revenue	5.000%	7/1/2029	1,735	1,834
	Texas Woman's University College & University Revenue	5.000%	7/1/2030	700	749
	Texas Woman's University College & University Revenue	5.000%	7/1/2031	550	594
	Texas Woman's University College & University Revenue	5.000%	7/1/2032	390	424
	Texas Woman's University College & University Revenue	5.000%	7/1/2033	530	582
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,410	2,416
[17]	Tomball Independent School District GO	5.000%	2/15/2030	1,110	1,186
[17]	Tomball Independent School District GO	5.000%	2/15/2031	5,165	5,588
[17]	Tomball Independent School District GO	5.000%	2/15/2032	11,490	12,556
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	5,325	5,335
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,750	1,757
[4,5]	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	4,940	4,940
	Travis County TX GO	5.000%	3/1/2033	15,760	16,429
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2033	2,720	2,983
	Trinity River Authority Denton Creek Wastewater Treatment System Water Revenue	5.000%	2/1/2034	1,900	2,098
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2030	2,025	2,158
	Trinity River Public Facility Corp. Local or Guaranteed Housing Revenue (Hughes House II Project)	4.000%	12/1/2029	240	241
[17]	Tyler Independent School District GO	5.000%	2/15/2030	1,000	1,069
[17]	Tyler Independent School District GO	4.000%	2/15/2032	2,850	2,851
	University of Houston College & University Revenue	5.000%	2/15/2031	300	300
	University of Houston College & University Revenue	4.000%	2/15/2032	305	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/2029	810	854
	University of North Texas System College & University Revenue	5.000%	4/15/2030	640	685
	University of North Texas System College & University Revenue	5.000%	4/15/2031	790	855
	University of North Texas System College & University Revenue	5.000%	4/15/2032	955	1,045
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2030	350	375
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2031	800	866
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2032	650	708
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,263
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2027	1,260	1,274
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2030	1,245	1,324
	Waxahachie TX GO	4.000%	8/1/2030	1,000	1,009
[17]	Weslaco Independent School District GO	4.000%	2/15/2032	1,220	1,220
	Williamson County TX GO	5.000%	2/15/2028	10,000	10,347
	Williamson County TX GO	5.000%	2/15/2029	23,265	24,478
	Williamson County TX GO	5.000%	2/15/2029	11,845	12,463
	Williamson County TX GO	5.000%	2/15/2030	7,750	8,276
	Williamson County TX GO	5.000%	2/15/2031	12,940	13,992
	Williamson County TX GO	5.000%	2/15/2032	6,490	7,088
	Williamson County TX GO	4.000%	2/15/2033	2,140	2,141
	Williamson County TX GO	4.000%	2/15/2034	490	490
	Williamson County TX GO, Prere.	4.000%	8/15/2026	1,760	1,761
					3,673,564
Utah (0.4%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/2033	7,525	7,226
	Box Elder County UT School District GO	3.000%	7/15/2028	795	794
[4]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,121
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2029	645	680
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2031	1,370	1,477
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2032	1,000	1,088
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2028	675	701
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	580
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2030	700	748
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	910	982
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2032	2,200	2,400
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,970	2,082
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,720	1,843
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,500	1,607
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,626
	Lomond Heights Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2055	1,545	1,531
[11]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/2029	9,870	10,269
[4]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/2032	700	710
[4]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/2031	965	919
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	4,780	4,780
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	3,625	3,916
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,160	1,260
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,585	2,815
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,660	2,932
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,080	5,579
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,285	5,908
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	8,555	9,558
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	2,625	2,943
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,140	23,851
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	8,375	9,363
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	5,585	6,245
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,075
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,000	1,998
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	740	728
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	5,075	5,025
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,460	4,408
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,795	5,797
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	2/1/2030	2,460	2,412
[4,5]	Utah Housing Corp. Mutlifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	1,234	1,234
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/2027	550	552
	Utah State University College & University Revenue	4.000%	12/1/2027	480	480
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2028	700	727
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2029	750	791
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2030	1,000	1,070
					143,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2027	170	170
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2028	225	226
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2029	440	442
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2030	225	226
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,000	955
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,773	6,282
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,310	1,443
					9,744
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	6,010	6,023
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	4,310	4,377
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2028	3,000	3,075
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	816
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	590
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	550	568
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	630	657
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,160	1,220
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	928
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	830	888
					19,142
Virginia (0.8%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	815	844
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	820	862
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,785	1,785
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	17,430	18,371
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,405	2,402
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,015	1,001
	Arlington County VA GO	2.500%	8/15/2029	10,000	9,734
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2030	15,350	16,294
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,445	3,502
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	6,900	7,069
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	4,350	4,378
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	13,925	14,225
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,700	1,713
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,485	2,494
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/2028	1,680	1,711
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	6,725	6,699
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	3,193	3,184
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	509
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	527
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	500	534
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	885	888
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	455	457
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2029	230	231
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/5/2026	3,610	3,610
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.100%	8/5/2026	2,150	2,150
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.100%	8/5/2026	2,600	2,600
	Loudoun County VA GO	5.000%	12/1/2027	2,110	2,176
	Loudoun County VA GO	5.000%	12/1/2028	2,115	2,228
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	2,150	2,165
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	3,435	3,463
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	935	987
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	13,045	13,978
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2027	1,000	1,006
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	10,380	10,832
	Prince William County Service Authority Water Revenue	5.000%	7/15/2029	500	532
	Prince William County Service Authority Water Revenue	5.000%	7/15/2030	250	270
	Prince William County Service Authority Water Revenue	5.000%	7/15/2031	500	547
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,350	1,348
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	1,352	1,357
[4]	Richmond VA Public Utility Natural Gas Revenue TOB VRDO	2.240%	8/6/2026	1,230	1,230
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/2032	1,085	1,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	4,140	4,378
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	910	911
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	955	960
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	1,000	1,007
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,470	2,473
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	10,215	10,226
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	2,200	2,221
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	840	761
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2027	400	404
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2028	425	435
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2027	15,500	15,790
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,860	2,861
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/2028	1,165	1,093
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,448
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2029	8,285	8,286
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,715
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	2,815	2,815
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/2029	1,250	1,250
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	1,125	1,125
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	6,500	6,452
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/2029	500	460
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2030	540	535
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	7/1/2030	550	542
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	1/1/2031	850	846
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	840	816
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2031	530	528
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2032	1,100	1,078
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	1/1/2032	970	954
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	7/1/2032	1,010	988
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.350%	7/1/2032	625	612
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	1/1/2033	1,900	1,856
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	1/1/2033	2,130	2,079
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.450%	7/1/2033	1,755	1,712
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.450%	7/1/2033	1,585	1,546
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	1/1/2034	2,210	2,170
	Virginia Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,000	1,111
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2026	235	235
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,615	1,628
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	512
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	350	364
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	350	369
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.100%	12/1/2030	1,150	1,144
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	360	383
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,750	2,871
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	520	556
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	2,795	2,999
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	2,935	3,173
[4,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,100	2,114
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	14,565	14,453
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	3,025	3,047
					279,415
Washington (2.1%)
	Benton County School District No 400 Richland GO	5.000%	12/1/2031	1,500	1,527
[11]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,800	2,656
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	2,795	3,015
	Clark County School District No. 117 Camas GO	4.000%	12/1/2030	3,825	3,826
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,159
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	5,000	5,506
[4]	Evergreen School District No.114 GO PUT TOB	2.320%	10/15/2026	14,000	14,000
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,990	4,064
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	6,060	6,224
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/2032	2,790	2,864
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2030	2,200	2,348
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2027	650	654
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2027	150	151
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2028	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,655	1,668
	King County Public Hospital District No. 1 GO	5.000%	12/1/2032	300	301
	King County Public Hospital District No. 2 GO	5.000%	12/1/2029	1,000	1,059
	King County Public Hospital District No. 2 GO	5.000%	12/1/2032	650	703
	King County Public Hospital District No. 2 GO	5.000%	12/1/2034	150	164
[4,5]	King County Public Hospital District No. 2 GO TOB VRDO	2.190%	8/6/2026	3,165	3,165
	King County School District No. 401 Highline GO	5.000%	12/1/2028	1,250	1,315
	King County School District No. 401 Highline GO	5.000%	12/1/2030	1,800	1,952
	King County School District No. 405 Bellevue GO	4.000%	12/1/2032	1,220	1,230
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	1,900	1,960
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2028	3,000	3,157
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2029	2,575	2,755
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	900	989
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	1,000	1,001
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	3,750	3,778
	King County WA Sewer Revenue	5.000%	1/1/2031	2,250	2,438
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.390%	1/1/2040	23,825	23,749
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,061
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2030	1,050	1,128
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2031	1,100	1,195
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/2032	2,320	2,344
	Pierce County School District No. 320 Sumner GO	3.000%	12/1/2027	595	595
	Pierce County School District No. 320 Sumner GO	3.000%	12/1/2029	1,015	1,003
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/2031	1,260	1,260
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2027	1,535	1,555
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2028	1,600	1,659
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2029	1,100	1,101
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	720	771
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/2033	1,270	1,288
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,865	1,932
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	5,655	5,598
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,506
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,815	4,858
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2033	1,415	1,421
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/2028	1,915	1,919
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.410%	5/1/2045	18,345	18,345
[4]	Seattle WA Water System Water Revenue TOB VRDO	2.190%	8/6/2026	4,000	4,000
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/2031	1,000	1,028
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,825	2,834
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	6,355	5,913
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/2032	1,150	1,150
	Spokane WA GO	3.500%	12/1/2028	1,610	1,596
	Spokane WA GO	4.000%	12/1/2029	1,535	1,535
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	9,190	9,190
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	1,470	1,464
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,860	2,924
	Tacoma WA Sewer Revenue	4.000%	12/1/2033	6,440	6,440
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	23,935	24,046
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	200	207
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/2027	1,460	1,464
	Washington GO	5.000%	7/1/2027	7,000	7,150
	Washington GO	4.000%	7/1/2028	25,000	25,629
	Washington GO	5.000%	7/1/2028	10,000	10,437
	Washington GO	5.000%	8/1/2028	10,000	10,455
	Washington GO	5.000%	6/1/2029	5,120	5,431
	Washington GO	5.000%	8/1/2029	1,190	1,217
	Washington GO	5.000%	7/1/2030	18,500	19,928
	Washington GO	5.000%	8/1/2030	1,125	1,150
	Washington GO	5.000%	7/1/2031	25,000	27,275
	Washington GO	5.000%	7/1/2032	12,000	13,235
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,945	1,945
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,250	2,250
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	790	791
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,031
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,430	1,497
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,690	2,820
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,990	2,062
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,910	4,121
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,150	1,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,350	1,381
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,490	4,753
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,105	4,377
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	24,255	25,804
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,610	27,245
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,000	2,140
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,690	1,724
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,840	7,294
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	6,190	6,624
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	3,520	3,629
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,614
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,390	2,577
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,845	1,874
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,041
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,041
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,523
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	2,525	2,572
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	20,550	22,023
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,755	4,040
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,285
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	14,565	15,722
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	20,275	21,812
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	300	305
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,845	3,074
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	4,070	4,072
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,950	1,977
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	10,875	10,876
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	18,870	20,578
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	24,710	24,710
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	5,090	5,356
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	44,950	45,408
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	12,000	12,829
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	1,525	1,526
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2028	540	550
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2027	200	203
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	22,385	22,582
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	370	372
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,185	1,241
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,000	2,003
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	1,000	1,012
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2027	350	356
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2028	555	575
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2029	775	814
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	890	945
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	16,150	16,155
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	190	190
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2029	655	668
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	1,310	1,339
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	300	316
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	1,695	1,736
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	500	531
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	800
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	537
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	6,582	6,222
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/2050	400	395
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	1,865	1,932
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	6.250%	6/1/2056	4,685	5,180
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	850	858
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	800	802
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	1,000	991
[4,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,217	2,217
[4,5]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,895	2,895
[4,5]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,325	3,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,908	3,908
[4,5]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,737	2,737
	Washington State University College & University Revenue	5.000%	4/1/2028	1,765	1,828
	Washington State University College & University Revenue	5.000%	4/1/2029	1,275	1,342
	Washington State University College & University Revenue	5.000%	4/1/2030	2,000	2,135
	Washington State University College & University Revenue	5.000%	4/1/2031	770	832
	Washington State University College & University Revenue	5.000%	4/1/2032	785	857
					751,689
West Virginia (0.2%)
[1]	Cabell County Board of Education GO	2.000%	6/1/2027	4,510	4,456
[1]	Cabell County Board of Education GO	2.000%	6/1/2028	3,400	3,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,565	2,567
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/2033	735	762
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	300	310
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	170	178
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2031	550	588
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	500	539
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2033	500	542
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	6,320	6,370
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,510	4,546
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	4,365	4,369
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2032	2,400	2,409
	West Virginia GO	5.000%	12/1/2031	1,000	1,034
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2030	2,065	2,096
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,215	1,225
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	775	780
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	9,925	10,580
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	600	607
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	650
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	1,890	1,990
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2028	425	440
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2030	200	213
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2031	300	323
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2032	250	271
					53,083
Wisconsin (2.6%)
	Brown County WI GO	2.750%	11/1/2029	595	574
	Burnett County WI GO	2.000%	11/1/2026	1,010	1,006
	Dane County WI GO	2.000%	4/1/2027	3,405	3,376
	Dane County WI GO	2.000%	4/1/2028	1,715	1,678
	Glenwood City School District GO	2.750%	3/1/2029	540	529
	Green Bay Area Public School District GO	5.000%	4/1/2030	975	1,046
	Green Bay Area Public School District GO	5.000%	4/1/2031	2,750	2,991
	Green Bay Area Public School District GO	5.000%	4/1/2032	2,000	2,200
	Janesville School District GO	5.000%	3/1/2030	330	353
	Janesville School District GO	5.000%	3/1/2031	400	433
	Janesville School District GO	5.000%	3/1/2032	825	901
	Jefferson County WI GO	2.600%	4/1/2030	445	427
	Kaukauna WI Waterworks System Water Revenue BAN	4.000%	12/1/2029	1,500	1,508
	Madison WI GO	1.250%	10/1/2031	7,725	6,547
	Madison WI Metropolitan School District GO	1.375%	3/1/2031	4,760	4,129
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/2029	2,785	2,782
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	500	502
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,753
	Milwaukee WI GO	5.000%	4/1/2027	5,135	5,202
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,310	1,329
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,370
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,460	1,481
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,816
	Milwaukee WI GO	5.000%	4/1/2028	3,275	3,380
	Milwaukee WI GO	5.000%	4/1/2028	3,025	3,122
[1]	Milwaukee WI GO	5.000%	4/1/2028	6,665	6,902
[2]	Milwaukee WI GO	5.000%	4/1/2028	1,320	1,367
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,680	1,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,864
	Milwaukee WI GO	5.000%	4/1/2029	1,050	1,100
	Milwaukee WI GO	5.000%	4/1/2029	3,615	3,656
[2]	Milwaukee WI GO	5.000%	4/1/2029	2,655	2,786
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,685	1,768
[2]	Milwaukee WI GO	5.000%	12/1/2029	3,760	3,980
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,907
	Milwaukee WI GO	5.000%	4/1/2030	1,335	1,349
[1]	Milwaukee WI GO	5.000%	4/1/2030	6,765	7,191
[2]	Milwaukee WI GO	5.000%	12/1/2030	3,760	4,028
	Milwaukee WI GO	5.000%	12/1/2030	2,750	2,938
	Milwaukee WI GO	4.000%	4/1/2031	1,630	1,635
	Milwaukee WI GO	5.000%	4/1/2031	1,770	1,788
[2]	Milwaukee WI GO	5.000%	12/1/2031	3,760	4,068
	Milwaukee WI GO	5.000%	12/1/2031	5,515	5,947
[1]	Milwaukee WI GO	5.000%	12/1/2031	3,100	3,354
[2]	Milwaukee WI GO	5.000%	12/1/2032	3,705	4,042
	Milwaukee WI GO	5.000%	12/1/2032	5,520	5,995
[1]	Milwaukee WI GO	5.000%	12/1/2032	6,760	7,374
[2]	Milwaukee WI GO	3.000%	4/1/2033	1,415	1,340
[1]	Milwaukee WI GO	5.000%	12/1/2033	7,080	7,778
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	2,500	2,298
	Oregon WI GO	3.000%	3/1/2030	195	191
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,069
	Oregon WI School District GO	3.050%	3/1/2030	3,190	3,144
	Platteville WI GO	3.000%	9/1/2030	300	294
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	8/27/2026	2,000	2,002
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,100	9,123
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	470	471
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,045	1,026
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2034	4,330	4,003
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2034	1,200	1,169
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	275	275
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	440	442
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2029	450	439
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	400	405
	Public Finance Authority College & University Revenue	5.000%	6/1/2027	160	162
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	120	122
	Public Finance Authority College & University Revenue	5.000%	4/1/2030	1,215	1,247
	Public Finance Authority College & University Revenue	5.000%	6/1/2030	375	387
	Public Finance Authority College & University Revenue	5.000%	4/1/2031	1,275	1,310
	Public Finance Authority College & University Revenue	5.000%	6/1/2031	615	636
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,030	1,034
	Public Finance Authority College & University Revenue	5.000%	6/1/2032	560	578
	Public Finance Authority College & University Revenue	5.250%	10/1/2032	720	721
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	15,685	15,679
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	18,975	19,296
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	1,215	1,217
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	3,000	3,010
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,100	1,109
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,880	3,883
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,150	1,168
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	460	466
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	365	368
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	2,295	2,344
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	250	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	255	259
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,045	4,221
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	140	140
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	320	327
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,800	1,794
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	1,350	1,334
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,000	1,061
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,205	1,208
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,000	1,042
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,000	1,047
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2027	1,080	1,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2029	1,000	1,051
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2026	275	276
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2029	300	314
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2032	460	493
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/2027	1,525	1,536
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2031	7,830	7,678
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2027	105	107
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2028	155	159
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2029	250	259
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2030	175	182
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2031	190	199
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2032	400	420
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2033	430	453
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	15,525	15,683
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	4,710	4,737
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue, TOB VRDO	2.460%	8/6/2026	11,260	11,260
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	6,385	6,261
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	5,019	2,472
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	28,315	14,400
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	29,506	29,510
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	12,190	12,077
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	630	640
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	235	241
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	155	161
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	601
	Public Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/1/2036	3,855	3,773
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	8,937	8,375
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2034	250	270
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2035	250	268
[3,4]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.595%	12/1/2068	66,435	66,203
[1]	Racine Unified School District GO	5.000%	4/1/2030	1,155	1,233
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	26,860	27,234
[1]	Sparta Area School District GO	5.000%	3/1/2028	135	139
[1]	Sparta Area School District GO	5.000%	3/1/2029	750	789
[1]	Sparta Area School District GO	5.000%	3/1/2030	1,500	1,600
	Sussex WI GO	2.500%	3/1/2030	325	310
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	750	800
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	5,745	6,146
	Waukesha WI GO	2.000%	10/1/2026	2,455	2,450
	Waukesha WI GO	2.000%	10/1/2027	3,000	2,957
	Waukesha WI GO	2.000%	10/1/2028	3,000	2,891
	Waunakee Community School District GO	3.250%	4/1/2028	24,000	24,001
	Wausau School District GO	5.000%	3/1/2028	2,845	2,940
	Wausau School District GO	5.000%	3/1/2029	4,530	4,759
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,632
	Williams Bay WI GO	2.750%	4/1/2030	325	314
	Winneconne Community School District GO	2.625%	4/1/2030	400	383
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	1,050	971
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	265	245
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	4,035	4,285
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	1,780	1,919
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	2,700	2,948
	Wisconsin GO	5.000%	5/1/2027	9,225	9,388
	Wisconsin GO	5.000%	5/1/2029	3,250	3,439
	Wisconsin GO	5.000%	5/1/2029	2,865	3,032
[6]	Wisconsin GO	5.000%	5/1/2029	800	838
	Wisconsin GO	5.000%	5/1/2030	5,000	5,373
	Wisconsin GO	5.000%	5/1/2030	10,000	10,746
[6]	Wisconsin GO	5.000%	5/1/2030	1,955	2,082
	Wisconsin GO	5.000%	5/1/2031	7,370	8,027
[6]	Wisconsin GO	5.000%	5/1/2031	1,605	1,734
[6]	Wisconsin GO	5.000%	5/1/2032	1,090	1,192
[6]	Wisconsin GO	5.000%	5/1/2033	1,550	1,712
[6]	Wisconsin GO	5.000%	5/1/2034	1,200	1,336
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	1,100	1,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	350	351
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	201
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,695	1,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	715	716
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	400	404
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	150	152
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,130	3,133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,450	1,486
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	750	754
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	530
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	275	284
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,034
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	170	174
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	685	685
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,985	2,069
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	13,045	13,587
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	175	184
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,125	3,292
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/15/2029	8,890	8,888
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,845	3,003
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	275	293
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,275	2,414
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	265	276
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,445	4,737
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,990	3,192
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	6,195	6,580
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	5,145	5,203
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,775	2,961
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,190	8,804
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,003
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,650	4,988
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,970	6,379
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,940	3,158
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	390	410
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	2,125	2,128
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,400	4,760
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,795	5,176
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	8,865	9,583
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	415	437
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,437
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,305	5,759
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	430	453
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,195	7,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	8,230	8,234
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,345	4,576
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,885	4,074
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	34,250	36,201
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	44,570	47,791
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	8/3/2026	12,676	12,676
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	8/6/2026	4,275	4,275
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	325	327
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2034	1,000	1,002
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/2026	820	818
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/2027	850	836
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/2027	1,225	1,213
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/2027	870	844
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/2028	750	721
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/2028	790	752
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/2029	855	805
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/2029	835	774
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.500%	9/1/2031	1,485	1,493
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2047	2,030	2,036
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2048	690	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/2049	730	737
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,035	1,016
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,180	2,144
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	7,565	7,798
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	4,785	5,175
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,580	2,755
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	8,200	8,824
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	4,245	4,635
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	1,150	1,240
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2057	3,375	3,704
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	1,200	1,201
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	105	105
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,510	7,504
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	9,130	9,145
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	7,500	7,479
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,035	1,035
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,548
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,640
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	25,067	25,067
					930,078
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2027	205	206
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2029	120	122
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	500	509
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	605	601
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,160	2,264
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	3,995	4,374
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2056	1,090	1,208
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.250%	8/6/2026	20,625	20,625
					29,909
Total Tax-Exempt Municipal Bonds (Cost $34,638,112)					34,547,213
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	47,534	33,868
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	19,075	13,925
Total Taxable Municipal Bonds (Cost $41,060)					47,793
				Shares
Temporary Cash Investments (2.4%)
Investment Company (2.4%)
[18]	Vanguard Municipal Low Duration Fund (Cost $866,430)	2.621%		86,643,256	866,433
Total Investments (100.3%) (Cost $35,545,602)					35,461,439
Other Assets and Liabilities—Net (-0.3%)					(110,187)
Net Assets (100%)					35,351,252
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $2,512,489, representing 7.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.

7	Securities with a value of $1,855 have been segregated as initial margin for open futures contracts.
8	Non-income-producing security—security in default.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Step bond.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2026	(553)	(113,702)	82
5-Year U.S. Treasury Note	September 2026	(576)	(61,043)	269
				351

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/11/2026	JPMC	70,000	Buy	5-Year MMD AAA General Obligation Scale	2.680%	(865)	—	(865)
JPMC—JPMorgan Chase Bank, N.A.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	34,547,213	—	34,547,213
Taxable Municipal Bonds	—	47,793	—	47,793
Temporary Cash Investments	866,433	—	—	866,433
Total	866,433	34,595,006	—	35,461,439
Derivative Financial Instruments
Assets
Futures Contracts[1]	351	—	—	351
Liabilities
Swap Contracts	—	(865)	—	(865)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.